UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04000

CALVERT VARIABLE PRODUCTS, INC.

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended March 31, 2014

Item 1. Schedule of Investments.

CALVERT VP SRI LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

EQUITY SECURITIES - 97.4%	SHARES	VALUE
Banks - 10.9%
Bank of America Corp.	267,584	$4,602,445
BB&T Corp.	99,700	4,004,949
Citigroup, Inc.	89,800	4,274,480
The PNC Financial Services Group, Inc.	46,300	4,028,100
		16,909,974

Beverages - 1.5%
PepsiCo, Inc.	27,700	2,312,950

Capital Markets - 4.6%
Goldman Sachs Group, Inc.	18,100	2,965,685
Morgan Stanley	131,200	4,089,504
		7,055,189

Chemicals - 4.6%
Dow Chemical Co.	83,100	4,037,829
E. I. du Pont de Nemours & Co.	45,900	3,079,890
		7,117,719

Commercial Services & Supplies - 2.2%
Tyco International Ltd.	79,425	3,367,620

Communications Equipment - 2.2%
Cisco Systems, Inc.	154,000	3,451,140

Consumer Finance - 3.4%
Capital One Financial Corp.	67,800	5,231,448

Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc., Class B*	31,250	3,905,312

Diversified Telecommunication Services - 5.2%
AT&T, Inc.	119,100	4,176,837
BCE, Inc.	90,200	3,891,228
		8,068,065

Electric Utilities - 1.5%
FirstEnergy Corp.	69,500	2,365,085

Electrical Equipment - 2.5%
Eaton Corp. plc	51,400	3,861,168

Food & Staples Retailing - 2.4%
CVS Caremark Corp.	49,700	3,720,542

Food Products - 1.9%
Unilever NV, NY Shares	72,600	2,985,312

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	35,700	1,374,807
Covidien plc	42,125	3,102,928
		4,477,735

Health Care Providers & Services - 0.5%
Quest Diagnostics, Inc.	13,200	764,544

Industrial Conglomerates - 3.6%
General Electric Co.	214,000	5,540,460

Insurance - 3.6%
American International Group, Inc.	48,500	2,425,485
MetLife, Inc.	58,800	3,104,640
		5,530,125

Internet Software & Services - 4.3%
eBay, Inc.*	64,100	3,540,884
Google, Inc.*	2,800	3,120,628
		6,661,512

IT Services - 1.5%
International Business Machines Corp.	12,400	2,386,876

Media - 7.2%
Comcast Corp.	70,700	3,536,414
DIRECTV*	42,800	3,270,776
Time Warner, Inc.	66,666	4,355,290
		11,162,480

Multiline Retail - 2.3%
Target Corp.	57,600	3,485,376

Oil, Gas & Consumable Fuels - 14.2%
Devon Energy Corp.	71,500	4,785,495
Exxon Mobil Corp.	16,600	1,621,488
Marathon Oil Corp.	123,900	4,400,928
Occidental Petroleum Corp.	54,400	5,183,776
Phillips 66 Co.	31,821	2,452,126
Royal Dutch Shell plc (ADR)	49,100	3,587,246
		22,031,059

Pharmaceuticals - 9.0%
Merck & Co., Inc.	54,100	3,071,257
Pfizer, Inc.	137,982	4,431,982
Sanofi SA (ADR)	47,400	2,478,072
Zoetis, Inc.	135,303	3,915,669
		13,896,980

Road & Rail - 1.1%
Union Pacific Corp.	9,100	1,707,706

Software - 1.8%
Microsoft Corp.	68,700	2,816,013

Total Equity Securities (Cost $122,517,455)		150,812,390

TIME DEPOSIT - 1.9%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 4/1/14	$2,935,460	2,935,460

Total Time Deposit (Cost $2,935,460)		2,935,460

TOTAL INVESTMENTS (Cost $125,452,915) - 99.3%		153,747,850
Other assets and liabilities, net - 0.7%		1,112,950
NET ASSETS - 100%		$154,860,800

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

EXCHANGE TRADED PRODUCTS - 98.8%	SHARES	VALUE
Guggenheim Timber Index ETF	253,000	$6,403,430
iPath Dow Jones-UBS Commodity Index Total Return ETN*	233,000	9,191,850
iShares Global Materials ETF	90,000	5,615,100
iShares North American Natural Resources ETF	383,000	16,970,730
iShares US Utilities ETF	27,000	2,813,130
Market Vectors Gold Miners ETF	57,000	1,345,200
PowerShares DB Commodity Index Tracking Fund*	356,000	9,302,280
PowerShares Water Resources Portfolio ETF	266,000	7,096,880
Vanguard Materials ETF	80,000	8,504,800
Vanguard REIT ETF	40,000	2,824,800

Total Exchange Traded Products (Cost $65,461,171)		70,068,200

TIME DEPOSIT - 1.0%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 4/1/14	$677,817	677,817

Total Time Deposit (Cost $677,817)		677,817

TOTAL INVESTMENTS (Cost $66,138,988) - 99.8%		70,746,017
Other assets and liabilities, net - 0.2%		153,192
NET ASSETS - 100%		$70,899,209

* Non-income producing security.

Abbreviations:
ETF: Exchange Traded Fund
ETN: Exchange Traded Note
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP INFLATION PROTECTED PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

U.S. TREASURY OBLIGATIONS - 51.3%	PRINCIPAL AMOUNT	VALUE
United States Treasury Inflation Indexed Bonds:
2.375%, 1/15/25	$1,861,215	$2,191,726
2.00%, 1/15/26	2,121,138	2,415,280
2.375%, 1/15/27	1,971,643	2,340,555
1.75%, 1/15/28	2,121,217	2,350,243
3.625%, 4/15/28	1,735,284	2,359,037
2.50%, 1/15/29	1,851,929	2,248,936
3.875%, 4/15/29	1,422,730	2,008,495
3.375%, 4/15/32	1,647,100	2,276,602
2.125%, 2/15/40	1,947,816	2,332,206
2.125%, 2/15/41	1,922,454	2,310,100
0.75%, 2/15/42	2,846,470	2,480,431
0.625%, 2/15/43	2,950,170	2,470,307
United States Treasury Inflation Indexed Notes:
1.25%, 7/15/20	428,984	462,297
1.125%, 1/15/21	1,924,542	2,043,021
0.625%, 7/15/21	2,283,006	2,350,604
0.125%, 1/15/22	2,376,751	2,328,474
0.125%, 7/15/22	2,339,261	2,291,379
0.125%, 1/15/23	2,229,216	2,156,940
0.375%, 7/15/23	2,311,569	2,286,285

Total U.S. Treasury Obligations (Cost $41,535,898)		41,702,918

CORPORATE BONDS - 48.0%
American Express Co., 0.826%, 5/22/18 (r)	1,000,000	1,002,626
Amgen, Inc., 4.10%, 6/15/21	300,000	317,387
AT&T, Inc., 1.144%, 11/27/18 (r)	1,000,000	1,014,579
Australia & New Zealand Banking Group Ltd., 0.853%, 10/6/15 (e)(r)	1,000,000	1,006,287
B/E Aerospace, Inc., 5.25%, 4/1/22	250,000	257,188
Ball Corp., 4.00%, 11/15/23	1,000,000	935,000
Bank of America Corp., 1.304%, 3/22/18 (r)	1,000,000	1,010,981
Bank of Montreal, 0.706%, 9/11/15 (r)	1,000,000	1,004,905
Bank of New York Mellon Corp., 0.467%, 10/23/15 (r)	1,000,000	1,002,218
Berkshire Hathaway Finance Corp., 2.90%, 10/15/20	100,000	101,361
BP Capital Markets plc:
0.865%, 9/26/18 (r)	1,000,000	1,008,418
2.50%, 11/6/22	250,000	233,098
CA, Inc., 5.375%, 12/1/19	100,000	111,827
Capital One Financial Corp., 0.876%, 11/6/15 (r)	1,000,000	1,003,075
CenturyLink, Inc., 5.625%, 4/1/20	250,000	262,812
Chesapeake Energy Corp., 6.625%, 8/15/20	250,000	280,625
Cigna Corp., 4.00%, 2/15/22	100,000	103,694
Cintas Corp. No. 2, 3.25%, 6/1/22	150,000	147,098
Citigroup, Inc., 0.505%, 6/9/16 (r)	1,000,000	987,803
Daimler Finance North America LLC, 1.098%, 8/1/18 (e)(r)	1,000,000	1,010,642
DIRECTV Holdings LLC, 5.20%, 3/15/20	200,000	218,999
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	109,162
Energizer Holdings, Inc., 4.70%, 5/19/21	200,000	209,555
Energy Transfer Partners LP, 5.20%, 2/1/22	500,000	539,754
Equifax, Inc., 3.30%, 12/15/22	100,000	95,788
Florida Gas Transmission Co. LLC, 3.875%, 7/15/22 (e)	200,000	201,381
Ford Motor Credit Co. LLC:
1.487%, 5/9/16 (r)	1,000,000	1,016,712
8.125%, 1/15/20	400,000	504,398
GATX Corp., 4.85%, 6/1/21	200,000	215,984
General Electric Capital Corp., 0.957%, 4/2/18 (r)	1,000,000	1,009,452
General Mills, Inc., 0.536%, 1/29/16 (r)	500,000	500,479
General Motors Co., 6.25%, 10/2/43 (e)	1,000,000	1,082,500
Goldman Sachs Group, Inc., 1.436%, 4/30/18 (r)	1,000,000	1,012,763
HCP, Inc., 2.625%, 2/1/20	100,000	97,684
Hertz Corp., 5.875%, 10/15/20	500,000	533,126
Hewlett-Packard Co., 0.633%, 5/30/14 (r)	1,000,000	1,000,444
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	500,000	542,500
Jabil Circuit, Inc., 5.625%, 12/15/20	250,000	264,688
JPMorgan Chase Bank, 0.563%, 6/13/16 (r)	1,250,000	1,243,595
L-3 Communications Corp., 5.20%, 10/15/19	200,000	218,317
Liberty Property LP, 3.375%, 6/15/23	100,000	94,380
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.:
6.25%, 6/15/22	163,000	176,040
4.50%, 7/15/23	500,000	481,250
McCormick & Company, Inc., 3.90%, 7/15/21	500,000	526,576
Morgan Stanley, 3.10%, 11/9/18 (r)	1,500,000	1,525,668
Mueller Water Products, Inc., 8.75%, 9/1/20	436,000	487,230
NBCUniversal Enterprise, Inc., 0.924%, 4/15/18 (e)(r)	1,000,000	1,005,872
Precision Castparts Corp., 1.25%, 1/15/18	200,000	196,631
Prudential Financial, Inc., 1.016%, 8/15/18 (r)	1,000,000	1,001,311
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	500,000	514,960
Rowan Co.'s, Inc., 4.75%, 1/15/24	200,000	202,376
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	250,000	256,250
Ryland Group, Inc., 5.375%, 10/1/22	500,000	496,250
SABMiller Holdings, Inc., 0.928%, 8/1/18 (e)(r)	1,000,000	1,007,689
Stanley Black & Decker, Inc., 2.90%, 11/1/22	150,000	143,331
Steel Dynamics, Inc., 5.25%, 4/15/23	500,000	508,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23 (e)	500,000	463,750
Teck Resources Ltd., 4.75%, 1/15/22	100,000	102,449
The Hertz Corp., 6.25%, 10/15/22	100,000	107,000
The Valspar Corp., 4.20%, 1/15/22	300,000	307,312
Total Capital Canada Ltd., 0.619%, 1/15/16 (r)	1,000,000	1,005,537
TransCanada PipeLines Ltd., 0.914%, 6/30/16 (r)	1,000,000	1,007,121
Verizon Communications, Inc., 1.984%, 9/14/18 (r)	500,000	525,098
Vulcan Materials Co., 7.50%, 6/15/21	600,000	706,500
WellPoint, Inc., 3.70%, 8/15/21	200,000	204,217
Wells Fargo & Co., 1.155%, 6/26/15 (r)	1,000,000	1,010,618
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.375%, 3/15/22	500,000	521,875
Xerox Corp., 1.056%, 5/16/14 (r)	1,000,000	1,000,796

Total Corporate Bonds (Cost $38,327,363)		39,005,742

TIME DEPOSIT - 0.3%
State Street Bank Time Deposit, 0.083%, 4/1/14	241,089	241,089

Total Time Deposit (Cost $241,089)		241,089

TOTAL INVESTMENTS (Cost $80,104,350) - 99.6%		80,949,749
Other assets and liabilities, net - 0.4%		287,140
NET ASSETS - 100%		$81,236,889

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

EQUITY SECURITIES - 94.0%	SHARES	VALUE
Aerospace & Defense - 2.6%
General Dynamics Corp.	6,425	$699,811
Honeywell International, Inc.	15,495	1,437,316
L-3 Communications Holdings, Inc.	1,696	200,382
Lockheed Martin Corp.	5,335	870,885
Northrop Grumman Corp.	4,283	528,437
Precision Castparts Corp.	2,870	725,421
Raytheon Co.	6,215	613,980
Rockwell Collins, Inc.	2,753	219,332
Textron, Inc.	5,636	221,439
The Boeing Co.	13,515	1,695,997
United Technologies Corp.	16,639	1,944,101
		9,157,101

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	3,036	159,056
Expeditors International of Washington, Inc.	4,194	166,208
FedEx Corp.	5,800	768,848
United Parcel Service, Inc., Class B	14,043	1,367,508
		2,461,620

Airlines - 0.3%
Delta Air Lines, Inc.	16,785	581,600
Southwest Airlines Co.	13,872	327,518
		909,118

Auto Components - 0.4%
BorgWarner, Inc.	4,556	280,057
Delphi Automotive plc	5,510	373,909
Goodyear Tire & Rubber Co.	5,076	132,636
Johnson Controls, Inc.	13,122	620,933
		1,407,535

Automobiles - 0.7%
Ford Motor Co.	77,934	1,215,770
General Motors Co.	25,761	886,694
Harley-Davidson, Inc.	4,426	294,816
		2,397,280

Banks - 5.9%
Bank of America Corp.	209,511	3,603,589
BB&T Corp.	14,236	571,860
Citigroup, Inc.	60,003	2,856,143
Comerica, Inc.	3,598	186,376
Fifth Third Bancorp	16,826	386,157
Huntington Bancshares, Inc.	17,029	169,779
JPMorgan Chase & Co.	75,071	4,557,560
KeyCorp	17,951	255,622
M&T Bank Corp.	2,626	318,534
Regions Financial Corp.	27,579	306,403
SunTrust Banks, Inc.	10,716	426,390
The PNC Financial Services Group, Inc.	10,554	918,198
US Bancorp	36,015	1,543,603
Wells Fargo & Co.	94,921	4,721,371
Zions Bancorporation	3,653	113,170
		20,934,755

Beverages - 2.0%
Beam, Inc.	3,263	271,808
Brown-Forman Corp., Class B	3,282	294,363
Coca-Cola Enterprises, Inc.	4,834	230,872
Constellation Brands, Inc.*	3,348	284,480
Dr Pepper Snapple Group, Inc.	3,898	212,285
Molson Coors Brewing Co., Class B	3,186	187,528
Monster Beverage Corp.*	2,738	190,154
PepsiCo, Inc.	30,085	2,512,097
The Coca-Cola Co.	74,876	2,894,706
		7,078,293

Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc.*	3,909	594,676
Amgen, Inc.	14,920	1,840,233
Biogen Idec, Inc.*	4,671	1,428,719
Celgene Corp.*	8,023	1,120,011
Gilead Sciences, Inc.*	30,397	2,153,931
Regeneron Pharmaceuticals, Inc.*	1,575	472,941
Vertex Pharmaceuticals, Inc.*	4,701	332,455
		7,942,966

Building Products - 0.1%
Allegion plc	1,909	99,592
Masco Corp.	7,242	160,845
		260,437

Capital Markets - 2.0%
Ameriprise Financial, Inc.	3,772	415,184
Bank of New York Mellon Corp.	22,430	791,555
BlackRock, Inc.	2,483	780,854
Charles Schwab Corp.	23,349	638,128
E*Trade Financial Corp.*	5,817	133,907
Franklin Resources, Inc.	8,083	437,937
Goldman Sachs Group, Inc.	8,321	1,363,396
Invesco Ltd.	8,559	316,683
Legg Mason, Inc.	2,137	104,798
Morgan Stanley	27,736	864,531
Northern Trust Corp.	4,408	288,988
State Street Corp.	8,530	593,262
T. Rowe Price Group, Inc.	5,262	433,326
		7,162,549

Chemicals - 2.5%
Air Products & Chemicals, Inc.	4,225	502,944
Airgas, Inc.	1,337	142,404
CF Industries Holdings, Inc.	1,096	285,661
Dow Chemical Co.	24,026	1,167,423
E. I. du Pont de Nemours & Co.	18,319	1,229,205
Eastman Chemical Co.	3,013	259,751
Ecolab, Inc.	5,349	577,639
FMC Corp.	2,669	204,339
International Flavors & Fragrances, Inc.	1,654	158,238
LyondellBasell Industries NV	8,532	758,836
Monsanto Co.	10,372	1,180,022
Mosaic Co.	6,699	334,950
PPG Industries, Inc.	2,737	529,500
Praxair, Inc.	5,809	760,805
Sherwin-Williams Co.	1,685	332,164
Sigma-Aldrich Corp.	2,443	228,127
		8,652,008

Commercial Services & Supplies - 0.4%
Cintas Corp.	2,030	121,008
Iron Mountain, Inc.	3,568	98,370
Pitney Bowes, Inc.	4,271	111,003
Republic Services, Inc.	5,485	187,368
Stericycle, Inc.*	1,751	198,949
The ADT Corp.	3,689	110,485
Tyco International Ltd.	9,096	385,670
Waste Management, Inc.	8,542	359,362
		1,572,215

Communications Equipment - 1.6%
Cisco Systems, Inc.	101,794	2,281,203
F5 Networks, Inc.*	1,491	158,985
Harris Corp.	2,110	154,368
Juniper Networks, Inc.*	9,903	255,101
Motorola Solutions, Inc.	4,465	287,055
QUALCOMM, Inc.	33,417	2,635,265
		5,771,977

Construction & Engineering - 0.2%
Fluor Corp.	3,169	246,326
Jacobs Engineering Group, Inc.*	2,653	168,466
Quanta Services, Inc.*	4,318	159,334
		574,126

Construction Materials - 0.1%
Vulcan Materials Co.	2,639	175,362

Consumer Finance - 0.9%
American Express Co.	18,058	1,625,762
Capital One Financial Corp.	11,319	873,374
Discover Financial Services	9,305	541,458
SLM Corp.	8,734	213,808
		3,254,402

Containers & Packaging - 0.2%
Avery Dennison Corp.	2,028	102,759
Ball Corp.	2,777	152,207
Bemis Co., Inc.	2,187	85,818
MeadWestvaco Corp.	3,590	135,128
Owens-Illinois, Inc.*	3,498	118,337
Sealed Air Corp.	3,972	130,560
		724,809

Distributors - 0.1%
Genuine Parts Co.	3,038	263,850

Diversified Consumer Services - 0.1%
Graham Holdings Co.	97	68,264
H&R Block, Inc.	5,522	166,709
		234,973

Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B*	35,688	4,459,930
CME Group, Inc.	6,236	461,526
IntercontinentalExchange Group, Inc.	2,272	449,470
Leucadia National Corp.	6,328	177,184
McGraw Hill Financial, Inc.	5,421	413,622
Moody's Corp.	3,789	300,544
The NASDAQ OMX Group, Inc.	2,444	90,281
		6,352,557

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	103,212	3,619,645
CenturyLink, Inc.	11,421	375,066
Frontier Communications Corp.	21,193	120,800
Verizon Communications, Inc.	82,083	3,904,688
Windstream Holdings, Inc.	12,605	103,865
		8,124,064

Electric Utilities - 1.6%
American Electric Power Co., Inc.	9,639	488,312
Duke Energy Corp.	13,960	994,231
Edison International	6,438	364,455
Entergy Corp.	3,616	241,730
Exelon Corp.	16,943	568,607
FirstEnergy Corp.	8,487	288,813
NextEra Energy, Inc.	8,612	823,479
Northeast Utilities	6,384	290,472
Pepco Holdings, Inc.	5,289	108,319
Pinnacle West Capital Corp.	2,178	119,049
PPL Corp.	12,464	413,057
The Southern Co.	17,653	775,673
Xcel Energy, Inc.	10,091	306,363
		5,782,560

Electrical Equipment - 0.7%
AMETEK, Inc.	4,931	253,897
Eaton Corp. plc	9,499	713,565
Emerson Electric Co.	13,892	927,986
Rockwell Automation, Inc.	2,742	341,516
Roper Industries, Inc.	2,009	268,221
		2,505,185

Electronic Equipment & Instruments - 0.4%
Amphenol Corp.	3,126	286,498
Corning, Inc.	27,510	572,758
FLIR Systems, Inc.	2,784	100,224
Jabil Circuit, Inc.	4,017	72,306
TE Connectivity Ltd.	8,215	494,625
		1,526,411

Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	8,639	561,708
Cameron International Corp.*	4,352	268,823
Diamond Offshore Drilling, Inc.	1,478	72,067
Ensco plc	4,728	249,544
FMC Technologies, Inc.*	4,664	243,881
Halliburton Co.	16,814	990,176
Helmerich & Payne, Inc.	2,159	232,222
Nabors Industries Ltd.	5,156	127,095
National Oilwell Varco, Inc.	8,570	667,346
Noble Corp. plc	5,140	168,284
Rowan Co.'s plc*	2,641	88,949
Schlumberger Ltd.	25,834	2,518,815
Transocean Ltd.	6,871	284,047
		6,472,957

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	8,748	976,977
CVS Caremark Corp.	23,366	1,749,179
Kroger Co.	10,207	445,536
Safeway, Inc.	4,587	169,444
Sysco Corp.	11,643	420,662
Walgreen Co.	17,274	1,140,602
Wal-Mart Stores, Inc.	31,971	2,443,544
Whole Foods Market, Inc.	7,350	372,717
		7,718,661

Food Products - 1.6%
Archer-Daniels-Midland Co.	13,173	571,576
Campbell Soup Co.	3,623	162,600
ConAgra Foods, Inc.	8,453	262,297
General Mills, Inc.	12,341	639,511
Hormel Foods Corp.	2,741	135,049
J.M. Smucker Co.	2,123	206,441
Kellogg Co.	5,146	322,706
Keurig Green Mountain, Inc.	2,552	269,466
Kraft Foods Group, Inc.	11,784	661,082
McCormick & Co., Inc.	2,677	192,048
Mead Johnson Nutrition Co.	3,985	331,313
Mondelez International, Inc.	33,613	1,161,329
The Hershey Co.	2,963	309,337
Tyson Foods, Inc.	5,438	239,326
		5,464,081

Gas Utilities - 0.0%
AGL Resources, Inc.	2,513	123,036

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	30,493	1,174,286
Baxter International, Inc.	10,734	789,808
Becton Dickinson and Co.	3,814	446,543
Boston Scientific Corp.*	26,731	361,403
C.R. Bard, Inc.	1,533	226,853
CareFusion Corp.*	4,231	170,171
Covidien plc	8,907	656,090
DENTSPLY International, Inc.	2,906	133,792
Edwards Lifesciences Corp.*	2,119	157,166
Intuitive Surgical, Inc.*	762	333,748
Medtronic, Inc.	19,777	1,217,077
St. Jude Medical, Inc.	5,608	366,707
Stryker Corp.	5,824	474,481
Varian Medical Systems, Inc.*	2,046	171,844
Zimmer Holdings, Inc.	3,414	322,896
		7,002,865

Health Care Providers & Services - 2.0%
Aetna, Inc.	7,167	537,310
AmerisourceBergen Corp.	4,529	297,057
Cardinal Health, Inc.	6,776	474,185
CIGNA Corp.	5,406	452,644
DaVita HealthCare Partners, Inc.*	3,564	245,381
Express Scripts Holding Co.*	15,335	1,151,505
Humana, Inc.	3,044	343,120
Laboratory Corporation of America Holdings*	1,686	165,582
McKesson Corp.	4,548	803,040
Patterson Co.'s, Inc.	1,790	74,750
Quest Diagnostics, Inc.	2,912	168,663
Tenet Healthcare Corp.*	1,917	82,067
UnitedHealth Group, Inc.	19,547	1,602,659
WellPoint, Inc.	5,582	555,688
		6,953,651

Health Care Technology - 0.1%
Cerner Corp.*	5,925	333,281

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	8,840	334,682
Chipotle Mexican Grill, Inc.*	613	348,215
Darden Restaurants, Inc.	2,634	133,702
International Game Technology	4,875	68,542
Marriott International, Inc.	4,369	244,751
McDonald's Corp.	19,561	1,917,565
Starbucks Corp.	14,937	1,096,077
Starwood Hotels & Resorts Worldwide, Inc.	3,834	305,186
Wyndham Worldwide Corp.	2,608	190,984
Wynn Resorts Ltd.	1,619	359,661
Yum! Brands, Inc.	8,753	659,889
		5,659,254

Household Durables - 0.4%
D.R. Horton, Inc.	5,683	123,037
Garmin Ltd.	2,429	134,226
Harman International Industries, Inc.	1,379	146,726
Leggett & Platt, Inc.	2,745	89,597
Lennar Corp.	3,357	133,004
Mohawk Industries, Inc.*	1,218	165,624
Newell Rubbermaid, Inc.	5,511	164,779
PulteGroup, Inc.	6,917	132,737
Whirlpool Corp.	1,531	228,823
		1,318,553

Household Products - 1.8%
Colgate-Palmolive Co.	17,251	1,119,072
Kimberly-Clark Corp.	7,497	826,544
Procter & Gamble Co.	53,755	4,332,653
The Clorox Co.	2,584	227,418
		6,505,687

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	13,105	187,139
NRG Energy, Inc.	6,546	208,163
		395,302

Industrial Conglomerates - 2.2%
3M Co.	12,441	1,687,746
Danaher Corp.	11,870	890,250
General Electric Co.	198,894	5,149,366
		7,727,362

Insurance - 2.7%
ACE Ltd.	6,653	659,046
Aflac, Inc.	9,007	567,801
Allstate Corp.	8,835	499,884
American International Group, Inc.	28,931	1,446,839
Aon plc	6,027	507,956
Assurant, Inc.	1,416	91,983
Cincinnati Financial Corp.	2,982	145,104
Genworth Financial, Inc.*	10,001	177,318
Lincoln National Corp.	5,252	266,119
Loews Corp.	6,048	266,414
Marsh & McLennan Co.'s, Inc.	10,987	541,659
MetLife, Inc.	22,202	1,172,266
Principal Financial Group, Inc.	5,598	257,452
Progressive Corp.	10,822	262,109
Prudential Financial, Inc.	9,149	774,463
The Chubb Corp.	4,853	433,373
The Hartford Financial Services Group, Inc.	8,951	315,702
The Travelers Co.'s, Inc.	6,962	592,466
Torchmark Corp.	1,750	137,725
Unum Group	5,127	181,034
XL Group plc	5,455	170,469
		9,467,182

Internet & Catalog Retail - 1.3%
Amazon.com, Inc.*	7,386	2,485,537
Expedia, Inc.	2,062	149,495
Netflix, Inc.*	1,189	418,564
The Priceline Group, Inc.*	1,030	1,227,647
TripAdvisor, Inc.*	2,240	202,921
		4,484,164

Internet Software & Services - 3.0%
Akamai Technologies, Inc.*	3,604	209,789
eBay, Inc.*	23,025	1,271,901
Facebook, Inc.*	33,758	2,033,582
Google, Inc.*	5,598	6,239,027
VeriSign, Inc.*	2,579	139,034
Yahoo!, Inc.*	18,550	665,945
		10,559,278

IT Services - 3.3%
Accenture plc	12,588	1,003,515
Alliance Data Systems Corp.*	1,051	286,345
Automatic Data Processing, Inc.	9,521	735,592
Cognizant Technology Solutions Corp.*	12,003	607,472
Computer Sciences Corp.	2,879	175,101
Fidelity National Information Services, Inc.	5,744	307,017
Fiserv, Inc.*	5,029	285,094
International Business Machines Corp.	19,403	3,734,883
MasterCard, Inc.	20,165	1,506,325
Paychex, Inc.	6,571	279,925
Teradata Corp.*	3,146	154,752
Total System Services, Inc.	3,421	104,033
Visa, Inc.	10,017	2,162,270
Western Union Co.	10,828	177,146
Xerox Corp.	22,011	248,724
		11,768,194

Leisure Products - 0.1%
Hasbro, Inc.	2,337	129,984
Mattel, Inc.	6,775	271,745
		401,729

Life Sciences - Tools & Services - 0.5%
Agilent Technologies, Inc.	6,703	374,832
PerkinElmer, Inc.	2,230	100,484
Thermo Fisher Scientific, Inc.	7,742	930,898
Waters Corp.*	1,739	188,525
		1,594,739

Machinery - 1.6%
Caterpillar, Inc.	12,604	1,252,460
Cummins, Inc.	3,431	511,185
Deere & Co.	7,306	663,385
Dover Corp.	3,360	274,680
Flowserve Corp.	2,793	218,804
Illinois Tool Works, Inc.	7,724	628,193
Ingersoll-Rand plc	5,110	292,496
Joy Global, Inc.	1,979	114,782
PACCAR, Inc.	7,001	472,147
Pall Corp.	2,169	194,060
Parker Hannifin Corp.	2,947	352,785
Pentair Ltd.	3,900	309,426
Snap-on, Inc.	1,184	134,360
Stanley Black & Decker, Inc.	3,107	252,413
Xylem, Inc.	3,762	137,012
		5,808,188

Media - 3.3%
Cablevision Systems Corp.	4,231	71,377
CBS Corp., Class B	10,905	673,929
Comcast Corp.	51,508	2,576,430
DIRECTV*	9,363	715,520
Discovery Communications, Inc.*	4,395	363,467
Gannett Co., Inc.	4,648	128,285
News Corp.*	10,098	173,888
Omnicom Group, Inc.	5,102	370,405
Scripps Networks Interactive, Inc.	2,209	167,685
The Interpublic Group of Co.'s, Inc.	8,706	149,221
The Walt Disney Co.	32,199	2,578,174
Time Warner Cable, Inc.	5,483	752,158
Time Warner, Inc.	17,640	1,152,421
Twenty-First Century Fox, Inc.	38,352	1,226,113
Viacom, Inc., Class B	7,875	669,296
		11,768,369

Metals & Mining - 0.5%
Alcoa, Inc.	21,702	279,305
Allegheny Technologies, Inc.	2,285	86,099
Cliffs Natural Resources, Inc.	3,241	66,311
Freeport-McMoRan Copper & Gold, Inc.	20,520	678,596
Newmont Mining Corp.	10,089	236,486
Nucor Corp.	6,448	325,882
United States Steel Corp.	3,129	86,392
		1,759,071

Multiline Retail - 0.6%
Dollar General Corp.*	5,899	327,277
Dollar Tree, Inc.*	4,257	222,130
Family Dollar Stores, Inc.	1,935	112,249
Kohl's Corp.	3,978	225,950
Macy's, Inc.	7,377	437,382
Nordstrom, Inc.	2,926	182,729
Target Corp.	12,491	755,831
		2,263,548

Multi-Utilities - 1.1%
Ameren Corp.	4,924	202,869
Centerpoint Energy, Inc.	8,701	206,127
CMS Energy Corp.	5,395	157,965
Consolidated Edison, Inc.	5,788	310,526
Dominion Resources, Inc.	11,491	815,746
DTE Energy Co.	3,527	262,021
Integrys Energy Group, Inc.	1,683	100,391
NiSource, Inc.	6,329	224,869
PG&E Corp.	8,965	387,288
Public Service Enterprise Group, Inc.	10,002	381,476
SCANA Corp.	2,829	145,184
Sempra Energy	4,572	442,387
TECO Energy, Inc.	4,324	74,157
Wisconsin Energy Corp.	4,465	207,846
		3,918,852

Oil, Gas & Consumable Fuels - 7.7%
Anadarko Petroleum Corp.	9,955	843,786
Apache Corp.	7,800	647,010
Cabot Oil & Gas Corp.	8,554	289,810
Chesapeake Energy Corp.	10,232	262,144
Chevron Corp.	37,846	4,500,268
ConocoPhillips	24,229	1,704,510
Consol Energy, Inc.	4,640	185,368
Denbury Resources, Inc.	7,035	115,374
Devon Energy Corp.	7,658	512,550
EOG Resources, Inc.	5,397	1,058,729
EQT Corp.	3,052	295,952
Exxon Mobil Corp.	85,682	8,369,418
Hess Corp.	5,400	447,552
Kinder Morgan, Inc.	13,239	430,135
Marathon Oil Corp.	13,946	495,362
Marathon Petroleum Corp.	5,821	506,660
Murphy Oil Corp.	3,403	213,913
Newfield Exploration Co.*	2,872	90,066
Noble Energy, Inc.	7,112	505,236
Occidental Petroleum Corp.	15,705	1,496,529
Oneok, Inc.	4,183	247,843
Peabody Energy Corp.	5,737	93,743
Phillips 66 Co.	11,612	894,821
Pioneer Natural Resources Co.	2,846	532,600
QEP Resources, Inc.	3,811	112,196
Range Resources Corp.	3,309	274,548
Southwestern Energy Co.*	7,138	328,419
Spectra Energy Corp.	13,243	489,196
Tesoro Corp.	2,604	131,736
Valero Energy Corp.	10,523	558,771
Williams Co.'s, Inc.	13,525	548,845
		27,183,090

Paper & Forest Products - 0.1%
International Paper Co.	8,671	397,825

Personal Products - 0.1%
Avon Products, Inc.	8,789	128,671
Estee Lauder Co.'s, Inc.	5,163	345,301
		473,972

Pharmaceuticals - 5.8%
AbbVie, Inc.	31,391	1,613,497
Actavis plc*	3,442	708,536
Allergan, Inc.	5,898	731,942
Bristol-Myers Squibb Co.	32,488	1,687,752
Eli Lilly & Co.	19,471	1,146,063
Forest Laboratories, Inc.*	4,761	439,297
Hospira, Inc.*	3,354	145,060
Johnson & Johnson	56,082	5,508,935
Merck & Co., Inc.	58,329	3,311,337
Mylan, Inc.*	7,349	358,852
Perrigo Co. plc	2,663	411,860
Pfizer, Inc.	126,503	4,063,276
Zoetis, Inc.	9,881	285,956
		20,412,363

Professional Services - 0.2%
Equifax, Inc.	2,447	166,470
Nielsen Holdings NV	5,708	254,748
Robert Half International, Inc.	2,716	113,936
The Dun & Bradstreet Corp.	743	73,817
		608,971

Real Estate Investment Trusts - 2.0%
American Tower Corp.	7,901	646,855
Apartment Investment & Management Co.	3,103	93,773
AvalonBay Communities, Inc.	2,404	315,693
Boston Properties, Inc.	3,077	352,409
Crown Castle International Corp.	6,660	491,375
Equity Residential	6,767	392,418
General Growth Properties, Inc.	10,303	226,666
HCP, Inc.	9,223	357,760
Health Care REIT, Inc.	5,768	343,773
Host Hotels & Resorts, Inc.	15,102	305,664
Kimco Realty Corp.	8,294	181,473
Plum Creek Timber Co., Inc.	3,541	148,864
Prologis, Inc.	9,873	403,114
Public Storage	2,857	481,376
Simon Property Group, Inc.	6,213	1,018,932
The Macerich Co.	2,786	173,651
Ventas, Inc.	5,947	360,210
Vornado Realty Trust	3,512	346,143
Weyerhaeuser Co.	11,701	343,424
		6,983,573

Real Estate Management & Development - 0.0%
CBRE Group, Inc.*	5,573	152,867

Road & Rail - 0.9%
CSX Corp.	19,911	576,822
Kansas City Southern	2,236	228,206
Norfolk Southern Corp.	6,184	600,899
Ryder System, Inc.	1,055	84,316
Union Pacific Corp.	8,992	1,687,439
		3,177,682

Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	6,275	227,406
Analog Devices, Inc.	6,251	332,178
Applied Materials, Inc.	23,932	488,692
Broadcom Corp.	10,803	340,078
First Solar, Inc.*	1,396	97,427
Intel Corp.	98,251	2,535,858
KLA-Tencor Corp.	3,366	232,725
Lam Research Corp.*	3,302	181,610
Linear Technology Corp.	4,733	230,450
LSI Corp.	11,686	129,364
Microchip Technology, Inc.	3,999	190,992
Micron Technology, Inc.*	20,876	493,926
NVIDIA Corp.	10,952	196,150
Texas Instruments, Inc.	21,425	1,010,189
Xilinx, Inc.	5,351	290,399
		6,977,444

Software - 3.4%
Adobe Systems, Inc.*	9,179	603,428
Autodesk, Inc.*	4,561	224,310
CA, Inc.	6,504	201,429
Citrix Systems, Inc.*	3,631	208,528
Electronic Arts, Inc.*	6,136	178,005
Intuit, Inc.	5,599	435,210
Microsoft Corp.	149,717	6,136,900
Oracle Corp.	68,432	2,799,553
Red Hat, Inc.*	3,848	203,867
Salesforce.com, Inc.*	11,164	637,353
Symantec Corp.	13,666	272,910
		11,901,493

Specialty Retail - 2.0%
AutoNation, Inc.*	1,361	72,446
AutoZone, Inc.*	666	357,709
Bed Bath & Beyond, Inc.*	4,299	295,771
Best Buy Co., Inc.	5,443	143,750
CarMax, Inc.*	4,558	213,314
GameStop Corp.	2,289	94,078
L Brands, Inc.	4,871	276,527
Lowe's Co.'s, Inc.	20,667	1,010,616
O'Reilly Automotive, Inc.*	2,102	311,916
PetSmart, Inc.	2,096	144,393
Ross Stores, Inc.	4,338	310,384
Staples, Inc.	13,481	152,875
The Gap, Inc.	5,304	212,478
The Home Depot, Inc.	27,828	2,202,030
The TJX Co.'s, Inc.	14,054	852,375
Tiffany & Co.	2,222	191,425
Tractor Supply Co.	2,800	197,764
Urban Outfitters, Inc.*	2,343	85,449
		7,125,300

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	17,682	9,490,637
EMC Corp.	40,028	1,097,168
Hewlett-Packard Co.	37,449	1,211,850
NetApp, Inc.	6,546	241,547
SanDisk Corp.	4,456	361,783
Seagate Technology plc	6,553	368,016
Western Digital Corp.	4,215	387,021
		13,158,022

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	5,485	272,385
Fossil Group, Inc.*	950	110,780
Michael Kors Holdings Ltd.*	3,626	338,197
Nike, Inc., Class B	14,698	1,085,594
PVH Corp.	1,645	205,247
Ralph Lauren Corp.	1,194	192,150
VF Corp.	6,962	430,809
		2,635,162

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	9,398	92,382
People's United Financial, Inc.	6,131	91,168
		183,550

Tobacco - 1.4%
Altria Group, Inc.	39,381	1,474,031
Lorillard, Inc.	7,158	387,105
Philip Morris International, Inc.	31,325	2,564,578
Reynolds American, Inc.	6,276	335,264
		4,760,978

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,476	270,076
W.W. Grainger, Inc.	1,210	305,719
		575,795

Total Equity Securities (Cost $204,119,623)		331,402,244

EXCHANGE TRADED PRODUCTS - 2.2%
SPDR S&P 500 ETF Trust	41,000	7,668,640

Total Exchange Traded Products (Cost $7,591,530)		7,668,640

U.S. TREASURY OBLIGATIONS - 0.3%	PRINCIPAL AMOUNT
United States Treasury Bills, 0.068%, 6/26/14^	$1,000,000	999,839

Total U.S. Treasury Obligations (Cost $999,839)		999,839

TIME DEPOSIT - 3.4%
State Street Bank Time Deposit, 0.083%, 4/1/14	12,060,991	12,060,991

Total Time Deposit (Cost $12,060,991)		12,060,991

TOTAL INVESTMENTS (Cost $224,771,983) - 99.9%		352,131,714
Other assets and liabilities, net - 0.1%		179,778
NET ASSETS - 100%		$352,311,492

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
S&P 500 Index^	15	6/14	$6,992,250	$14,505
E-Mini S&P 500 Index^	69	6/14	6,432,870	12,081
Total Purchased				$26,586

^ Futures collateralized by $1,000,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ETF: Exchange Traded Fund
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP S&P MID CAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

EQUITY SECURITIES - 94.2%	SHARES	VALUE
Aerospace & Defense - 1.7%
Alliant Techsystems, Inc.	4,857	$690,423
B/E Aerospace, Inc.*	15,076	1,308,446
Esterline Technologies Corp.*	4,855	517,252
Exelis, Inc.	28,921	549,788
Huntington Ingalls Industries, Inc.	7,435	760,303
Triumph Group, Inc.	8,006	517,027
		4,343,239

Air Freight & Logistics - 0.1%
UTi Worldwide, Inc.	14,442	152,941

Airlines - 0.5%
Alaska Air Group, Inc.	10,482	978,075
JetBlue Airways Corp.*	34,585	300,544
		1,278,619

Auto Components - 0.3%
Gentex Corp.	22,227	700,817

Automobiles - 0.2%
Thor Industries, Inc.	6,833	417,223

Banks - 4.4%
Associated Banc-Corp.	24,572	443,770
BancorpSouth, Inc.	12,836	320,387
Bank of Hawaii Corp.	6,796	411,906
Cathay General Bancorp	11,295	284,521
City National Corp.	7,260	571,507
Commerce Bancshares, Inc.	12,447	577,790
Cullen/Frost Bankers, Inc.	8,066	625,357
East West Bancorp, Inc.	21,854	797,671
First Horizon National Corp.	36,070	445,104
First Niagara Financial Group, Inc.	54,005	510,347
FirstMerit Corp.	25,187	524,645
Fulton Financial Corp.	29,205	367,399
Hancock Holding Co.	12,556	460,177
International Bancshares Corp.	8,718	218,647
Prosperity Bancshares, Inc.	8,691	574,910
Signature Bank*	7,217	906,383
SVB Financial Group*	6,998	901,203
Synovus Financial Corp.	148,392	503,049
TCF Financial Corp.	25,251	420,682
Trustmark Corp.	10,288	260,801
Valley National Bancorp	30,557	318,098
Webster Financial Corp.	13,790	428,317
Westamerica Bancorporation	4,030	217,942
		11,090,613

Biotechnology - 0.6%
Cubist Pharmaceuticals, Inc.*	11,414	834,934
United Therapeutics Corp.*	7,087	666,391
		1,501,325

Building Products - 0.9%
A.O. Smith Corp.	11,697	538,296
Fortune Brands Home & Security, Inc.	25,281	1,063,824
Lennox International, Inc.	6,871	624,643
		2,226,763

Capital Markets - 2.4%
Affiliated Managers Group, Inc.*	8,127	1,625,806
Eaton Vance Corp.	18,730	714,737
Federated Investors, Inc., Class B	14,393	439,562
Greenhill & Co., Inc.	4,072	211,663
Janus Capital Group, Inc.	23,032	250,358
Raymond James Financial, Inc.	18,901	1,057,133
SEI Investments Co.	21,726	730,211
Waddell & Reed Financial, Inc.	12,949	953,305
		5,982,775

Chemicals - 2.8%
Albemarle Corp.	12,132	805,807
Ashland, Inc.	11,042	1,098,458
Cabot Corp.	9,136	539,572
Cytec Industries, Inc.	5,445	531,486
Intrepid Potash, Inc.*	8,810	136,203
Minerals Technologies, Inc.	5,254	339,198
NewMarket Corp.	1,707	667,062
Olin Corp.	12,130	334,909
RPM International, Inc.	20,323	850,314
Scotts Miracle-Gro Co.	6,724	412,047
Sensient Technologies Corp.	7,660	432,101
The Valspar Corp.	12,008	866,017
		7,013,174

Commercial Services & Supplies - 1.6%
Clean Harbors, Inc.*	8,432	461,989
Copart, Inc.*	17,095	622,087
Deluxe Corp.	7,695	403,757
Herman Miller, Inc.	9,013	289,588
HNI Corp.	6,864	250,948
MSA Safety, Inc.	4,827	275,139
Rollins, Inc.	9,809	296,624
RR Donnelley & Sons Co.	30,183	540,276
The Brink's Co.	7,464	213,097
TravelCenters of America LLC (b)*	60,000	—
Waste Connections, Inc.	18,862	827,287
		4,180,792

Communications Equipment - 0.9%
Adtran, Inc.	8,644	211,000
Ciena Corp.*	16,175	367,819
InterDigital, Inc.	6,173	204,388
JDS Uniphase Corp.*	35,632	498,848
Plantronics, Inc.	6,562	291,681
Polycom, Inc.*	20,889	286,597
Riverbed Technology, Inc.*	24,414	481,200
		2,341,533

Construction & Engineering - 0.7%
AECOM Technology Corp.*	15,117	486,314
Granite Construction, Inc.	5,523	220,533
KBR, Inc.	22,608	603,181
URS Corp.	11,008	518,037
		1,828,065

Construction Materials - 0.6%
Eagle Materials, Inc.	7,626	676,121
Martin Marietta Materials, Inc.	7,044	904,098
		1,580,219

Containers & Packaging - 1.6%
AptarGroup, Inc.	10,000	661,000
Greif, Inc.	4,725	248,015
Packaging Corp. of America	14,986	1,054,565
Rock-Tenn Co.	10,941	1,155,042
Silgan Holdings, Inc.	6,677	330,645
Sonoco Products Co.	15,608	640,240
		4,089,507

Distributors - 0.5%
LKQ Corp.*	45,992	1,211,889

Diversified Consumer Services - 0.9%
Apollo Education Group, Inc.*	15,133	518,154
DeVry Education Group, Inc.	8,700	368,793
Matthews International Corp.	4,284	174,830
Service Corp. International	32,410	644,311
Sotheby's	10,553	459,583
		2,165,671

Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	13,198	747,007
MSCI, Inc.*	17,795	765,541
		1,512,548

Diversified Telecommunication Services - 0.3%
tw telecom, Inc.*	21,460	670,840

Electric Utilities - 1.6%
Cleco Corp.	9,229	466,803
Great Plains Energy, Inc.	23,480	634,899
Hawaiian Electric Industries, Inc.	15,712	399,399
IDACORP, Inc.	7,664	425,122
OGE Energy Corp.	30,310	1,114,195
PNM Resources, Inc.	12,155	328,550
Westar Energy, Inc.	19,654	691,035
		4,060,003

Electrical Equipment - 1.0%
Acuity Brands, Inc.	6,571	871,117
General Cable Corp.	7,514	192,434
Hubbell, Inc., Class B	8,225	985,931
Regal-Beloit Corp.	6,881	500,317
		2,549,799

Electronic Equipment & Instruments - 2.5%
Arrow Electronics, Inc.*	15,254	905,478
Avnet, Inc.	21,109	982,202
Ingram Micro, Inc.*	23,586	697,202
Itron, Inc.*	6,108	217,078
Knowles Corp.*	12,973	409,558
National Instruments Corp.	15,002	430,407
Tech Data Corp.*	5,808	354,056
Trimble Navigation Ltd.*	39,653	1,541,312
Vishay Intertechnology, Inc.	20,941	311,602
Zebra Technologies Corp.*	7,686	533,485
		6,382,380

Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc.*	8,819	444,389
CARBO Ceramics, Inc.	3,032	418,386
Dresser-Rand Group, Inc.*	11,642	680,009
Dril-Quip, Inc.*	6,207	695,805
Helix Energy Solutions Group, Inc.*	15,006	344,838
Oceaneering International, Inc.	16,511	1,186,480
Oil States International, Inc.*	8,140	802,604
Patterson-UTI Energy, Inc.	22,010	697,277
Superior Energy Services, Inc.	24,205	744,546
Tidewater, Inc.	7,550	367,081
Unit Corp.*	6,687	437,196
		6,818,611

Food & Staples Retailing - 0.3%
SUPERVALU, Inc.*	30,880	211,219
United Natural Foods, Inc.*	7,571	536,936
		748,155

Food Products - 1.7%
Dean Foods Co.	14,891	230,215
Flowers Foods, Inc.	26,740	573,573
Hain Celestial Group, Inc.*	7,600	695,172
Ingredion, Inc.	11,368	773,933
Lancaster Colony Corp.	2,957	293,985
Post Holdings, Inc.*	5,752	317,050
The Hillshire Brands Co.	18,682	696,091
The WhiteWave Foods Co.*	26,481	755,768
Tootsie Roll Industries, Inc.	3,286	98,374
		4,434,161

Gas Utilities - 1.4%
Atmos Energy Corp.	15,284	720,335
National Fuel Gas Co.	12,784	895,392
ONE Gas, Inc.*	7,926	284,781
Questar Corp.	26,723	635,473
UGI Corp.	17,512	798,722
WGL Holdings, Inc.	7,914	317,035
		3,651,738

Health Care Equipment & Supplies - 2.7%
Align Technology, Inc.*	10,942	566,686
Hill-Rom Holdings, Inc.	8,768	337,919
Hologic, Inc.*	41,872	900,248
IDEXX Laboratories, Inc.*	7,874	955,903
Masimo Corp.*	7,974	217,770
ResMed, Inc.	21,618	966,108
Sirona Dental Systems, Inc.*	8,436	629,916
STERIS Corp.	8,993	429,416
Teleflex, Inc.	6,290	674,540
The Cooper Co.'s, Inc.	7,303	1,003,140
Thoratec Corp.*	8,664	310,258
		6,991,904

Health Care Providers & Services - 2.8%
Community Health Systems, Inc.*	17,301	677,680
Health Net, Inc.*	12,210	415,262
Henry Schein, Inc.*	13,038	1,556,346
LifePoint Hospitals, Inc.*	7,197	392,596
Mednax, Inc.*	15,444	957,219
Omnicare, Inc.	15,227	908,595
Owens & Minor, Inc.	9,629	337,304
Universal Health Services, Inc., Class B	13,694	1,123,867
VCA Antech, Inc.*	13,467	434,041
WellCare Health Plans, Inc.*	6,680	424,314
		7,227,224

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	24,318	438,454
HMS Holdings Corp.*	13,350	254,317
		692,771

Hotels, Restaurants & Leisure - 1.5%
Bally Technologies, Inc.*	5,966	395,367
Bob Evans Farms, Inc.	3,767	188,463
Brinker International, Inc.	10,246	537,403
Domino's Pizza, Inc.	8,505	654,630
International Speedway Corp.	4,422	150,304
Life Time Fitness, Inc.*	5,913	284,415
Panera Bread Co.*	4,019	709,233
Scientific Games Corp.*	7,687	105,542
The Cheesecake Factory, Inc.	7,230	344,365
Wendy's Co.	40,231	366,907
		3,736,629

Household Durables - 1.7%
Jarden Corp.*	18,844	1,127,437
KB Home	12,664	215,161
MDC Holdings, Inc.	5,956	168,436
NVR, Inc.*	628	720,316
Tempur Sealy International, Inc.*	9,254	468,900
Toll Brothers, Inc.*	24,405	876,139
Tupperware Brands Corp.	7,685	643,696
		4,220,085

Household Products - 0.9%
Church & Dwight Co., Inc.	20,936	1,446,050
Energizer Holdings, Inc.	9,557	962,772
		2,408,822

Industrial Conglomerates - 0.3%
Carlisle Co.'s, Inc.	9,714	770,709

Insurance - 4.8%
Alleghany Corp.*	2,550	1,038,819
American Financial Group, Inc.	10,934	631,001
Arthur J. Gallagher & Co.	20,424	971,774
Aspen Insurance Holdings Ltd.	9,940	394,618
Brown & Brown, Inc.	18,199	559,801
Everest Re Group Ltd.	7,229	1,106,398
Fidelity National Financial, Inc.	42,168	1,325,762
First American Financial Corp.	16,198	430,057
Hanover Insurance Group, Inc.	6,696	411,402
HCC Insurance Holdings, Inc.	15,230	692,813
Kemper Corp.	7,793	305,252
Mercury General Corp.	5,537	249,608
Old Republic International Corp.	36,966	606,242
Primerica, Inc.	8,388	395,159
Protective Life Corp.	11,995	630,817
Reinsurance Group of America, Inc.	10,799	859,924
RenaissanceRe Holdings Ltd.	6,358	620,541
StanCorp Financial Group, Inc.	6,671	445,623
WR Berkley Corp.	15,888	661,259
		12,336,870

Internet & Catalog Retail - 0.1%
HSN, Inc.	5,107	305,041

Internet Software & Services - 1.1%
AOL, Inc.*	12,125	530,711
Conversant, Inc.*	9,662	271,985
Equinix, Inc.*	7,539	1,393,509
Rackspace Hosting, Inc.*	17,748	582,490
		2,778,695

IT Services - 2.7%
Acxiom Corp.*	11,738	403,729
Broadridge Financial Solutions, Inc.	18,227	676,951
Convergys Corp.	15,379	336,954
CoreLogic, Inc.*	13,929	418,427
DST Systems, Inc.	4,465	423,237
Gartner, Inc.*	14,067	976,812
Global Payments, Inc.	10,975	780,432
Jack Henry & Associates, Inc.	13,045	727,389
Leidos Holdings, Inc.	11,107	392,855
Mantech International Corp.	3,690	108,523
NeuStar, Inc.*	9,338	303,578
Science Applications International Corp.	6,358	237,726
VeriFone Systems, Inc.*	16,954	573,384
WEX, Inc.*	5,935	564,122
		6,924,119

Leisure Products - 0.8%
Brunswick Corp.	14,126	639,766
Polaris Industries, Inc.	10,029	1,401,152
		2,040,918

Life Sciences - Tools & Services - 1.3%
Bio-Rad Laboratories, Inc.*	3,065	392,688
Charles River Laboratories International, Inc.*	7,273	438,853
Covance, Inc.*	8,643	898,007
Mettler-Toledo International, Inc.*	4,485	1,057,025
Techne Corp.	5,068	432,655
		3,219,228

Machinery - 5.1%
AGCO Corp.	13,296	733,407
CLARCOR, Inc.	7,693	441,194
Crane Co.	7,469	531,419
Donaldson Co., Inc.	20,384	864,282
Graco, Inc.	9,288	694,185
Harsco Corp.	12,312	288,470
IDEX Corp.	12,344	899,754
ITT Corp.	13,948	596,416
Kennametal, Inc.	11,995	531,378
Lincoln Electric Holdings, Inc.	12,362	890,188
Nordson Corp.	9,231	650,693
Oshkosh Corp.	12,839	755,832
SPX Corp.	6,848	673,227
Terex Corp.	16,893	748,360
The Timken Co.	11,893	699,071
Trinity Industries, Inc.	11,825	852,228
Valmont Industries, Inc.	4,094	609,351
Wabtec Corp.	14,649	1,135,298
Woodward, Inc.	9,127	379,044
		12,973,797

Marine - 0.3%
Kirby Corp.*	8,684	879,255

Media - 1.2%
AMC Networks, Inc.*	9,047	661,245
Cinemark Holdings, Inc.	15,847	459,721
DreamWorks Animation SKG, Inc.*	10,969	291,227
John Wiley & Sons, Inc.	7,108	409,705
Lamar Advertising Co.*	9,986	509,186
Meredith Corp.	5,660	262,794
New York Times Co.	19,197	328,653
		2,922,531

Metals & Mining - 1.4%
Carpenter Technology Corp.	8,097	534,726
Commercial Metals Co.	17,902	337,990
Compass Minerals International, Inc.	5,111	421,760
Reliance Steel & Aluminum Co.	11,837	836,402
Royal Gold, Inc.	9,937	622,255
Steel Dynamics, Inc.	34,031	605,411
Worthington Industries, Inc.	8,059	308,257
		3,666,801

Multiline Retail - 0.3%
Big Lots, Inc.*	8,909	337,384
J.C. Penney Co., Inc.*	46,486	400,709
		738,093

Multi-Utilities - 1.1%
Alliant Energy Corp.	16,930	961,793
Black Hills Corp.	6,791	391,501
MDU Resources Group, Inc.	28,898	991,491
Vectren Corp.	12,577	495,408
		2,840,193

Oil, Gas & Consumable Fuels - 2.9%
Alpha Natural Resources, Inc.*	35,106	149,199
Bill Barrett Corp.*	7,730	197,888
Cimarex Energy Co.	13,278	1,581,543
Energen Corp.	11,096	896,668
Gulfport Energy Corp.*	13,004	925,625
HollyFrontier Corp.	30,363	1,444,672
Rosetta Resources, Inc.*	9,361	436,035
SM Energy Co.	10,233	729,511
World Fuel Services Corp.	10,969	483,733
WPX Energy, Inc.*	30,785	555,054
		7,399,928

Paper & Forest Products - 0.4%
Domtar Corp.	4,963	556,948
Louisiana-Pacific Corp.*	21,557	363,666
		920,614

Pharmaceuticals - 1.2%
Endo International plc*	20,981	1,440,346
Mallinckrodt plc*	8,877	562,890
Salix Pharmaceuticals Ltd.*	9,665	1,001,391
		3,004,627

Professional Services - 1.0%
Corporate Executive Board Co.	5,132	380,948
FTI Consulting, Inc.*	6,201	206,741
Manpowergroup, Inc.	12,141	957,075
Towers Watson & Co.	9,794	1,117,006
		2,661,770

Real Estate Investment Trusts - 8.5%
Alexandria Real Estate Equities, Inc.	10,933	793,298
American Campus Communities, Inc.	15,990	597,227
BioMed Realty Trust, Inc.	29,387	602,140
BRE Properties, Inc.	11,797	740,616
Camden Property Trust	13,035	877,777
Corporate Office Properties Trust	13,342	355,431
Corrections Corp. of America	17,695	554,207
Duke Realty Corp.	49,906	842,413
Equity One, Inc.	9,662	215,849
Essex Property Trust, Inc.	5,892	1,001,935
Extra Space Storage, Inc.	16,788	814,386
Federal Realty Investment Trust	10,246	1,175,421
Highwoods Properties, Inc.	13,723	527,100
Home Properties, Inc.	8,706	523,405
Hospitality Properties Trust	22,832	655,735
Kilroy Realty Corp.	12,530	734,007
Liberty Property Trust	22,371	826,832
Mack-Cali Realty Corp.	13,519	281,060
Mid-America Apartment Communities, Inc.	11,441	781,077
National Retail Properties, Inc.	18,618	638,970
Omega Healthcare Investors, Inc.	18,957	635,439
Potlatch Corp.	6,186	239,336
Rayonier, Inc.	19,294	885,788
Realty Income Corp.	33,515	1,369,423
Regency Centers Corp.	14,090	719,435
Senior Housing Properties Trust	28,716	645,249
SL Green Realty Corp.	14,505	1,459,493
Taubman Centers, Inc.	9,633	681,920
UDR, Inc.	38,369	991,071
Weingarten Realty Investors	17,121	513,630
		21,679,670

Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	6,536	278,172
Jones Lang LaSalle, Inc.	6,791	804,734
		1,082,906

Road & Rail - 1.3%
Con-way, Inc.	8,687	356,862
Genesee & Wyoming, Inc.*	7,770	756,176
JB Hunt Transport Services, Inc.	13,956	1,003,716
Landstar System, Inc.	6,943	411,164
Old Dominion Freight Line, Inc.*	10,651	604,338
Werner Enterprises, Inc.	7,261	185,228
		3,317,484

Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc.*	94,186	377,686
Atmel Corp.*	64,925	542,773
Cree, Inc.*	18,558	1,049,641
Cypress Semiconductor Corp.*	21,766	223,537
Fairchild Semiconductor International, Inc.*	19,036	262,506
Integrated Device Technology, Inc.*	20,821	254,641
International Rectifier Corp.*	10,874	297,948
Intersil Corp.	19,496	251,888
RF Micro Devices, Inc.*	43,118	339,770
Semtech Corp.*	10,698	271,087
Silicon Laboratories, Inc.*	6,013	314,179
Skyworks Solutions, Inc.*	28,831	1,081,739
SunEdison, Inc.*	37,506	706,613
Teradyne, Inc.*	29,601	588,764
		6,562,772

Software - 4.0%
ACI Worldwide, Inc.*	5,868	347,327
Advent Software, Inc.	6,351	186,465
ANSYS, Inc.*	14,122	1,087,677
Cadence Design Systems, Inc.*	44,116	685,563
Commvault Systems, Inc.*	6,813	442,504
Compuware Corp.	33,296	349,608
Concur Technologies, Inc.*	7,259	719,149
FactSet Research Systems, Inc.	6,072	654,622
Fair Isaac Corp.	5,445	301,217
Fortinet, Inc.*	20,875	459,876
Informatica Corp.*	16,666	629,642
Mentor Graphics Corp.	14,866	327,349
MICROS Systems, Inc.*	11,483	607,795
PTC, Inc.*	18,114	641,779
Rovi Corp.*	15,031	342,406
SolarWinds, Inc.*	9,975	425,234
Solera Holdings, Inc.	10,525	666,655
Synopsys, Inc.*	23,514	903,173
TIBCO Software, Inc.*	23,291	473,273
		10,251,314

Specialty Retail - 3.7%
Aaron's, Inc.	10,984	332,156
Abercrombie & Fitch Co.	11,659	448,872
Advance Auto Parts, Inc.	11,129	1,407,818
American Eagle Outfitters, Inc.	25,890	316,894
ANN, Inc.*	7,008	290,692
Ascena Retail Group, Inc.*	19,699	340,399
Cabela's, Inc.*	7,117	466,235
Chico's FAS, Inc.	24,232	388,439
CST Brands, Inc.	11,537	360,416
Dick's Sporting Goods, Inc.	15,548	849,076
Foot Locker, Inc.	22,393	1,052,023
Guess?, Inc.	9,067	250,249
Murphy USA, Inc.*	6,777	275,078
Office Depot, Inc.*	73,923	305,302
Rent-A-Center, Inc.	8,054	214,236
Signet Jewelers Ltd.	12,241	1,295,832
Williams-Sonoma, Inc.	13,382	891,776
		9,485,493

Technology Hardware, Storage & Peripherals - 1.0%
3D Systems Corp.*	14,648	866,429
Diebold, Inc.	9,811	391,361
Lexmark International, Inc.	9,395	434,895
NCR Corp.*	25,439	929,795
		2,622,480

Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	8,187	635,721
Deckers Outdoor Corp.*	5,283	421,214
Hanesbrands, Inc.	15,178	1,160,813
Kate Spade & Co.*	18,831	698,442
Under Armour, Inc.*	12,274	1,407,091
		4,323,281

Thrifts & Mortgage Finance - 0.6%
Astoria Financial Corp.	13,259	183,239
New York Community Bancorp, Inc.	67,475	1,084,323
Washington Federal, Inc.	15,643	364,482
		1,632,044

Tobacco - 0.1%
Universal Corp.	3,591	200,701

Trading Companies & Distributors - 1.1%
GATX Corp.	7,020	476,518
MSC Industrial Direct Co., Inc.	7,206	623,463
United Rentals, Inc.*	14,225	1,350,521
Watsco, Inc.	4,143	413,927
		2,864,429

Water Utilities - 0.3%
Aqua America, Inc.	26,982	676,439

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	15,104	395,876

Total Equity Securities (Cost $160,181,567)		239,688,913

EXCHANGE TRADED PRODUCTS - 2.7%
SPDR S&P MidCap 400 ETF Trust	27,400	6,865,618

Total Exchange Traded Products (Cost $6,515,230)		6,865,618

TIME DEPOSIT - 2.8%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 4/1/14	$7,225,803	7,225,803

Total Time Deposit (Cost $7,225,803)		7,225,803

U.S. TREASURY OBLIGATIONS - 0.2%
United States Treasury Bills, 0.068%, 6/26/14^	500,000	499,919

Total U.S. Treasury Obligations (Cost $499,919)		499,919

TOTAL INVESTMENTS (Cost $174,422,519) - 99.9%		254,280,253
Other assets and liabilities, net - 0.1%		217,068
NET ASSETS - 100%		$254,497,321

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 400 Index^	59	6/14	8,111,910	($4,394)

(b) This security was valued under the direction of the Board of Directors. See Note A.

^ Futures collateralized by $500,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ETF: Exchange Traded Fund
LLC: Limited Liability Corporation
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

EQUITY SECURITIES - 93.5%	SHARES	VALUE
Aerospace & Defense - 1.7%
AAR Corp.	3,414	$88,593
Aerovironment, Inc.*	1,447	58,242
American Science & Engineering, Inc.	703	47,220
API Technologies Corp.*	2,912	8,532
Astronics Corp.*	1,303	82,623
Cubic Corp.	1,711	87,381
Curtiss-Wright Corp.	4,038	256,574
DigitalGlobe, Inc.*	6,423	186,331
Ducommun, Inc.*	914	22,905
Engility Holdings, Inc.*	1,480	66,674
Erickson Air-Crane, Inc.*	325	6,276
Esterline Technologies Corp.*	2,697	287,338
GenCorp, Inc.*	5,118	93,506
HEICO Corp.	5,729	344,657
Innovative Solutions & Support, Inc.*	1,085	8,170
Kratos Defense & Security Solutions, Inc.*	3,789	28,569
LMI Aerospace, Inc.*	916	12,916
Moog, Inc.*	3,982	260,861
National Presto Industries, Inc.	420	32,777
Orbital Sciences Corp.*	5,042	140,672
Sparton Corp.*	882	25,825
Taser International, Inc.*	4,416	80,769
Teledyne Technologies, Inc.*	3,228	314,181
The Keyw Holding Corp.*	2,749	51,434
		2,593,026

Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.*	4,743	37,233
Atlas Air Worldwide Holdings, Inc.*	2,227	78,546
Echo Global Logistics, Inc.*	1,329	24,347
Forward Air Corp.	2,539	117,073
HUB Group, Inc.*	3,189	127,528
Pacer International, Inc.*	3,629	32,516
Park-Ohio Holdings Corp.*	726	40,765
UTi Worldwide, Inc.	7,825	82,867
XPO Logistics, Inc.*	4,149	122,022
		662,897

Airlines - 0.5%
Allegiant Travel Co.	1,330	148,867
Hawaiian Holdings, Inc.*	4,528	63,211
JetBlue Airways Corp.*	20,251	175,981
Republic Airways Holdings, Inc.*	4,602	42,062
Skywest, Inc.	4,346	55,455
Spirit Airlines, Inc.*	5,200	308,880
		794,456

Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc.*	6,004	111,194
Cooper Tire & Rubber Co.	5,462	132,727
Dana Holding Corp.	12,662	294,645
Dorman Products, Inc.*	2,205	130,227
Drew Industries, Inc.	1,976	107,099
Federal-Mogul Corp.*	1,665	31,152
Fox Factory Holding Corp.*	848	16,027
Fuel Systems Solutions, Inc.*	1,211	13,030
Gentherm, Inc.*	2,882	100,063
Modine Manufacturing Co.*	4,047	59,289
Remy International, Inc.	1,208	28,533
Shiloh Industries, Inc.*	483	8,569
Spartan Motors, Inc.	3,414	17,548
Standard Motor Products, Inc.	1,820	65,101
Stoneridge, Inc.*	2,174	24,414
Superior Industries International, Inc.	2,023	41,451
Tenneco, Inc.*	5,255	305,158
Tower International, Inc.*	681	18,537
		1,504,764

Automobiles - 0.0%
Winnebago Industries, Inc.*	2,545	69,708

Banks - 6.8%
1st Source Corp.	1,417	45,472
1st United Bancorp, Inc.	2,033	15,573
Access National Corp.	665	10,780
American National Bankshares, Inc.	705	16,582
Ameris Bancorp*	2,059	47,975
Ames National Corp.	756	16,662
Arrow Financial Corp.	965	25,515
Bancfirst Corp.	651	36,866
Banco Latinoamericano de Exportaciones SA	2,403	63,463
BancorpSouth, Inc.	8,208	204,872
Bank of Kentucky Financial Corp.	473	17,756
Bank of Marin Bancorp	545	24,536
Bank of the Ozarks, Inc.	2,739	186,416
Banner Corp.	1,639	67,543
Bar Harbor Bankshares	350	13,421
BBCN Bancorp, Inc.	6,810	116,723
BNC Bancorp	1,580	27,381
Boston Private Financial Holdings, Inc.	7,038	95,224
Bridge Bancorp, Inc.	963	25,722
Bridge Capital Holdings*	752	17,867
Bryn Mawr Bank Corp.	1,004	28,845
C&F Financial Corp.	289	9,577
Camden National Corp.	710	29,252
Capital Bank Financial Corp.*	2,138	53,685
Capital City Bank Group, Inc.	1,232	16,361
Cardinal Financial Corp.	2,513	44,807
Cascade Bancorp*	500	2,800
Cathay General Bancorp	6,801	171,317
Center Bancorp, Inc.	993	18,867
Centerstate Banks of Florida, Inc.	2,552	27,868
Central Pacific Financial Corp.	1,947	39,329
Century Bancorp, Inc.	277	9,448
Chemical Financial Corp.	2,475	80,314
Chemung Financial Corp.	311	8,434
Citizens & Northern Corp.	1,125	22,174
City Holding Co.	1,381	61,952
CNB Financial Corp.	1,282	22,666
CoBiz Financial, Inc.	2,995	34,502
Columbia Banking System, Inc.	4,522	128,967
Community Bank System, Inc.	3,552	138,599
Community Trust Bancorp, Inc.	1,197	49,652
CommunityOne Bancorp*	901	10,109
ConnectOne Bancorp, Inc.*	155	7,589
CU Bancorp*	810	14,904
Customers Bancorp, Inc.*	1,722	35,938
CVB Financial Corp.	7,857	124,926
Eagle Bancorp, Inc.*	1,876	67,724
Enterprise Bancorp, Inc.	478	9,723
Enterprise Financial Services Corp.	1,698	34,079
Farmers Capital Bank Corp.*	644	14,464
Fidelity Southern Corp.	1,097	15,325
Financial Institutions, Inc.	1,134	26,105
First BanCorp*	6,329	34,430
First Bancorp (North Carolina)	1,553	29,507
First Bancorp, Inc. (Maine)	691	11,263
First Busey Corp.	6,352	36,842
First Commonwealth Financial Corp.	8,442	76,316
First Community Bancshares, Inc.	1,464	23,951
First Connecticut Bancorp, Inc.	1,473	23,067
First Financial Bancorp	5,061	90,997
First Financial Bankshares, Inc.	2,725	168,378
First Financial Corp.	966	32,535
First Financial Holdings, Inc.	2,077	130,062
First Interstate Bancsystem, Inc.	1,462	41,258
First Merchants Corp.	3,106	67,214
First Midwest Bancorp, Inc.	6,478	110,644
First NBC Bank Holding Co.*	359	12,515
First of Long Island Corp.	601	24,407
First Security Group, Inc.*	5,383	11,197
FirstMerit Corp.	14,600	304,118
Flushing Financial Corp.	2,726	57,437
FNB Corp.	13,233	177,322
German American Bancorp, Inc.	1,152	33,281
Glacier Bancorp, Inc.	6,291	182,879
Great Southern Bancorp, Inc.	940	28,228
Guaranty Bancorp	1,371	19,537
Hampton Roads Bankshares, Inc.*	2,909	4,625
Hancock Holding Co.	7,320	268,278
Hanmi Financial Corp.	2,835	66,055
Heartland Financial USA, Inc.	1,357	36,625
Heritage Commerce Corp.	1,714	13,815
Heritage Financial Corp.	1,400	23,688
Heritage Oaks Bancorp*	1,809	14,617
Home Bancshares, Inc.	3,846	132,379
Home Federal Bancorp, Inc.	1,548	24,087
HomeTrust Bancshares, Inc.*	1,850	29,193
Horizon Bancorp	750	16,710
Hudson Valley Holding Corp.	1,336	25,451
IBERIABANK Corp.	2,560	179,584
Independent Bank Corp.	2,053	80,827
Independent Bank Group, Inc.	327	19,211
International Bancshares Corp.	4,652	116,672
Intervest Bancshares Corp.*	1,544	11,503
Investors Bancorp, Inc.	4,503	124,463
Lakeland Bancorp, Inc.	3,060	34,425
Lakeland Financial Corp.	1,410	56,710
LCNB Corp.	522	9,031
Macatawa Bank Corp.	2,047	10,317
MainSource Financial Group, Inc.	1,757	30,045
MB Financial, Inc.	4,726	146,317
Mercantile Bank Corp.	775	15,979
Merchants Bancshares, Inc.	377	12,294
Metro Bancorp, Inc.*	1,253	26,488
Middleburg Financial Corp.	483	8,506
Midsouth Bancorp, Inc.	777	13,077
MidWestOne Financial Group, Inc.	611	15,422
National Bank Holdings Corp.	4,004	80,360
National Bankshares, Inc.	719	26,251
National Penn Bancshares, Inc.	10,092	105,461
NBT Bancorp, Inc.	3,777	92,385
NewBridge Bancorp*	2,178	15,551
Northrim BanCorp, Inc.	582	14,952
OFG Bancorp	4,052	69,654
Old National Bancorp	9,012	134,369
OmniAmerican Bancorp, Inc.	1,008	22,972
Pacific Continental Corp.	1,543	21,232
Pacific Premier Bancorp, Inc.*	1,331	21,482
PacWest Bancorp	3,281	141,116
Palmetto Bancshares, Inc.*	384	5,411
Park National Corp.	1,021	78,505
Park Sterling Corp.	3,952	26,281
Peapack Gladstone Financial Corp.	799	17,578
Penns Woods Bancorp, Inc.	415	20,244
Peoples Bancorp, Inc.	1,091	26,980
Pinnacle Financial Partners, Inc.	3,094	115,994
Preferred Bank*	1,057	27,440
PrivateBancorp, Inc.	5,704	174,029
Prosperity Bancshares, Inc.	5,207	344,443
Renasant Corp.	2,662	77,331
Republic Bancorp, Inc.	907	20,498
S&T Bancorp, Inc.	2,603	61,691
Sandy Spring Bancorp, Inc.	2,099	52,433
Seacoast Banking Corp of Florida*	1,191	13,103
Sierra Bancorp	987	15,713
Simmons First National Corp.	1,504	56,054
Southside Bancshares, Inc.	1,599	50,177
Southwest Bancorp, Inc.	1,698	29,987
State Bank Financial Corp.	2,598	45,959
Sterling Bancorp/DE	6,924	87,658
Sterling Financial Corp.	2,930	97,657
Suffolk Bancorp*	896	19,981
Sun Bancorp, Inc.*	3,090	10,382
Susquehanna Bancshares, Inc.	16,080	183,151
SY Bancorp, Inc.	1,229	38,886
Taylor Capital Group, Inc.*	1,466	35,067
Texas Capital Bancshares, Inc.*	3,566	231,576
The Bancorp, Inc.*	2,605	49,000
Tompkins Financial Corp.	1,247	61,053
TowneBank	2,117	32,835
TriCo Bancshares	1,295	33,579
Tristate Capital Holdings, Inc.*	565	8,029
Trustmark Corp.	5,831	147,816
UMB Financial Corp.	3,070	198,629
Umpqua Holdings Corp.	9,655	179,969
Union First Market Bankshares Corp.	3,480	88,462
United Bankshares, Inc.	5,654	173,125
United Community Banks, Inc.*	3,656	70,963
Univest Corp. of Pennsylvania	1,440	29,549
VantageSouth Bancshares, Inc.*	245	1,722
ViewPoint Financial Group, Inc.	3,445	99,388
Washington Banking Co.	1,588	28,235
Washington Trust Bancorp, Inc.	1,232	46,163
Webster Financial Corp.	7,783	241,740
WesBanco, Inc.	2,265	72,095
West Bancorporation, Inc.	1,387	21,069
Westamerica Bancorporation	2,327	125,844
Western Alliance Bancorp*	6,387	157,120
Wilshire Bancorp, Inc.	5,565	61,771
Wintrust Financial Corp.	3,713	180,675
Yadkin Financial Corp.*	1,240	26,548
		10,575,803

Beverages - 0.2%
Coca Cola Bottling Co. Consolidated	436	37,051
Craft Brew Alliance, Inc.*	855	13,056
National Beverage Corp.*	1,154	22,515
The Boston Beer Company, Inc.*	711	174,003
		246,625

Biotechnology - 4.1%
ACADIA Pharmaceuticals, Inc.*	6,393	155,542
Acceleron Pharma, Inc.*	565	19,493
Achillion Pharmaceuticals, Inc.*	8,327	27,396
Acorda Therapeutics, Inc.*	3,610	136,855
Aegerion Pharmaceuticals, Inc.*	2,503	115,438
Agios Pharmaceuticals, Inc.*	588	23,020
Alnylam Pharmaceuticals, Inc.*	5,020	337,043
AMAG Pharmaceuticals, Inc.*	1,838	35,565
Amicus Therapeutics, Inc.*	2,714	5,618
Anacor Pharmaceuticals, Inc.*	2,185	43,722
Arena Pharmaceuticals, Inc.*	18,780	118,314
Arqule, Inc.*	5,260	10,783
Array Biopharma, Inc.*	10,324	48,523
AVEO Pharmaceuticals, Inc.*	3,503	5,237
BIND Therapeutics, Inc.*	466	5,573
Biotime, Inc.*	3,184	10,475
Bluebird Bio, Inc.*	587	13,348
Cell Therapeutics, Inc.*	11,263	38,294
Celldex Therapeutics, Inc.*	7,854	138,780
Cellular Dynamics International, Inc.*	330	4,927
Cepheid, Inc.*	5,907	304,683
Chelsea Therapeutics International Ltd.*	5,785	31,933
ChemoCentryx, Inc.*	2,120	14,056
Chimerix, Inc.*	732	16,719
Clovis Oncology, Inc.*	1,580	109,447
Conatus Pharmaceuticals, Inc.*	516	4,198
Coronado Biosciences, Inc.*	1,792	3,548
Curis, Inc.*	6,491	18,305
Cytokinetics, Inc.*	2,136	20,292
Cytori Therapeutics, Inc.*	4,706	12,706
Dendreon Corp.*	13,865	41,456
Durata Therapeutics, Inc.*	750	10,095
Dyax Corp.*	10,454	93,877
Dynavax Technologies Corp.*	23,389	42,100
Emergent Biosolutions, Inc.*	2,331	58,904
Enanta Pharmaceuticals, Inc.*	314	12,557
Enzon Pharmaceuticals, Inc.	3,403	3,505
Epizyme, Inc.*	510	11,613
Esperion Therapeutics, Inc.*	393	5,942
Exact Sciences Corp.*	6,095	86,366
Exelixis, Inc.*	16,302	57,709
Fibrocell Science, Inc.*	1,454	7,604
Five Prime Therapeutics, Inc.*	495	9,732
Foundation Medicine, Inc.*	605	19,584
Galena Biopharma, Inc.*	8,878	22,195
Genomic Health, Inc.*	1,445	38,061
Geron Corp.*	13,372	27,814
GTx, Inc.*	2,343	3,585
Halozyme Therapeutics, Inc.*	8,329	105,778
Harvard Apparatus Regenerative Technology, Inc.*	473	4,290
Hyperion Therapeutics, Inc.*	724	18,679
Idenix Pharmaceuticals, Inc.*	9,696	58,467
Immunogen, Inc.*	7,409	110,616
Immunomedics, Inc.*	6,814	28,687
Infinity Pharmaceuticals, Inc.*	4,129	49,094
Insmed, Inc.*	2,996	57,044
Insys Therapeutics, Inc.*	656	27,157
Intercept Pharmaceuticals, Inc.*	616	203,151
InterMune, Inc.*	7,879	263,710
Intrexon Corp.*	989	26,001
Ironwood Pharmaceuticals, Inc.*	9,186	113,172
Isis Pharmaceuticals, Inc.*	9,736	420,693
KaloBios Pharmaceuticals, Inc.*	173	469
Karyopharm Therapeutics, Inc.*	689	21,283
Keryx Biopharmaceuticals, Inc.*	7,720	131,549
KYTHERA Biopharmaceuticals, Inc.*	1,038	41,271
Lexicon Pharmaceuticals, Inc.*	17,874	30,922
Ligand Pharmaceuticals, Inc., Class B*	1,536	103,311
MacroGenics, Inc.*	507	14,110
MannKind Corp.*	12,827	51,565
MEI Pharma, Inc.*	828	9,216
Merrimack Pharmaceuticals, Inc.*	7,836	39,493
MiMedx Group, Inc.*	8,019	49,156
Momenta Pharmaceuticals, Inc.*	4,217	49,128
Nanosphere, Inc.*	3,621	7,785
Navidea Biopharmaceuticals, Inc.*	10,313	19,079
Neurocrine Biosciences, Inc.*	5,970	96,117
NewLink Genetics Corp.*	1,456	41,350
Novavax, Inc.*	16,091	72,892
NPS Pharmaceuticals, Inc.*	8,652	258,954
OncoGenex Pharmaceutical, Inc.*	1,309	15,394
OncoMed Pharmaceuticals, Inc.*	404	13,595
Onconova Therapeutics, Inc.*	511	3,240
Ophthotech Corp.*	781	27,913
Opko Health, Inc.*	16,296	151,879
Orexigen Therapeutics, Inc.*	8,161	53,047
Osiris Therapeutics, Inc.*	1,445	18,973
OvaScience, Inc.*	773	6,911
PDL BioPharma, Inc.	12,211	101,473
Peregrine Pharmaceuticals, Inc.*	11,824	22,466
Portola Pharmaceuticals, Inc.*	835	21,627
Progenics Pharmaceuticals, Inc.*	5,151	21,068
Prothena Corp. plc*	1,253	48,002
PTC Therapeutics, Inc.*	827	21,618
Puma Biotechnology, Inc.*	1,910	198,907
Raptor Pharmaceutical Corp.*	4,911	49,110
Receptos, Inc.*	498	20,886
Regulus Therapeutics, Inc.*	1,151	10,382
Repligen Corp.*	2,777	35,712
Rigel Pharmaceuticals, Inc.*	7,590	29,449
Sangamo Biosciences, Inc.*	5,243	94,793
Sarepta Therapeutics, Inc.*	3,311	79,563
SIGA Technologies, Inc.*	2,826	8,761
Spectrum Pharmaceuticals, Inc.*	5,050	39,592
Stemline Therapeutics, Inc.*	789	16,064
Sunesis Pharmaceuticals, Inc.*	2,400	15,864
Synageva BioPharma Corp.*	1,673	138,809
Synergy Pharmaceuticals, Inc.*	6,947	36,889
Synta Pharmaceuticals Corp.*	3,342	14,404
Targacept, Inc.*	2,414	11,466
TESARO, Inc.*	1,154	34,020
Tetraphase Pharmaceuticals, Inc.*	993	10,814
TG Therapeutics, Inc.*	1,102	7,604
Threshold Pharmaceuticals, Inc.*	4,048	19,268
Vanda Pharmaceuticals, Inc.*	2,587	42,039
Verastem, Inc.*	1,244	13,423
Vical, Inc.*	7,213	9,305
XOMA Corp.*	6,130	31,937
ZIOPHARM Oncology, Inc.*	5,687	26,046
		6,429,034

Building Products - 0.7%
AAON, Inc.	2,368	65,996
American Woodmark Corp.*	938	31,573
Apogee Enterprises, Inc.	2,456	81,613
Builders FirstSource, Inc.*	3,852	35,092
Gibraltar Industries, Inc.*	2,647	49,949
Griffon Corp.	3,918	46,781
Insteel Industries, Inc.	1,631	32,082
NCI Building Systems, Inc.*	1,877	32,772
Norcraft Cos, Inc.*	648	10,970
Nortek, Inc.*	776	63,795
Patrick Industries, Inc.*	575	25,490
PGT, Inc.*	2,861	32,930
Ply Gem Holdings, Inc.*	1,362	17,202
Quanex Building Products Corp.	3,310	68,451
Simpson Manufacturing Co., Inc.	3,602	127,259
Trex Co., Inc.*	1,482	108,423
Universal Forest Products, Inc.	1,697	93,912
USG Corp.*	6,671	218,275
		1,142,565

Capital Markets - 2.5%
Apollo Investment Corp.	19,381	161,056
Arlington Asset Investment Corp.	1,267	33,550
BGC Partners, Inc.	10,956	71,652
BlackRock Kelso Capital Corp.	6,249	57,303
Calamos Asset Management, Inc.	1,559	20,158
Capital Southwest Corp.	1,056	36,664
Capitala Finance Corp.	352	6,787
CIFC Corp.	974	7,928
Cohen & Steers, Inc.	1,662	66,231
Cowen Group, Inc.*	8,421	37,137
Diamond Hill Investment Group, Inc.	250	32,860
Evercore Partners, Inc.	2,727	150,667
FBR & Co.*	825	21,310
Fidus Investment Corp.	1,213	23,423
Fifth Street Finance Corp.	11,775	111,391
Financial Engines, Inc.	4,308	218,760
FXCM, Inc.	3,154	46,585
GAMCO Investors, Inc.	520	40,378
Garrison Capital, Inc.	518	7,319
GFI Group, Inc.	5,807	20,615
Gladstone Capital Corp.	2,184	22,015
Gladstone Investment Corp.	2,292	18,955
Golub Capital BDC, Inc.	2,989	53,324
Greenhill & Co., Inc.	2,431	126,363
GSV Capital Corp.*	1,740	17,644
Hercules Technology Growth Capital, Inc.	5,385	75,767
HFF, Inc.	2,937	98,713
Horizon Technology Finance Corp.	563	7,043
ICG Group, Inc.*	3,171	64,752
Intl. FCStone, Inc.*	1,181	22,215
Investment Technology Group, Inc.*	3,390	68,478
Janus Capital Group, Inc.	12,867	139,864
JMP Group, Inc.	1,155	8,212
KCAP Financial, Inc.	2,250	19,485
KCG Holdings, Inc.*	6,162	73,513
Ladenburg Thalmann Financial Services, Inc.*	8,462	25,555
Main Street Capital Corp.	3,369	110,705
Manning & Napier, Inc.	1,043	17,491
Marcus & Millichap, Inc.*	608	10,847
MCG Capital Corp.	6,694	25,370
Medallion Financial Corp.	1,611	21,281
Medley Capital Corp.	4,068	55,365
MVC Capital, Inc.	2,126	28,807
New Mountain Finance Corp.	3,978	57,880
NGP Capital Resources Co.	2,245	15,176
Oppenheimer Holdings, Inc.	932	26,143
PennantPark Floating Rate Capital Ltd.	1,273	17,593
PennantPark Investment Corp.	5,831	64,433
Piper Jaffray Co.'s*	1,472	67,418
Prospect Capital Corp.	26,941	290,963
Pzena Investment Management, Inc.	491	5,779
Safeguard Scientifics, Inc.*	1,902	42,186
Silvercrest Asset Management Group, Inc.	474	8,669
Solar Capital Ltd.	3,961	86,271
Solar Senior Capital Ltd.	800	13,688
Stellus Capital Investment Corp.	1,039	14,941
Stifel Financial Corp.*	5,499	273,630
SWS Group, Inc.*	2,652	19,837
TCP Capital Corp.	3,135	51,884
THL Credit, Inc.	2,926	40,379
TICC Capital Corp.	4,231	41,379
Triangle Capital Corp.	2,291	59,314
Virtus Investment Partners, Inc.*	581	100,612
Walter Investment Management Corp.*	3,180	94,859
Westwood Holdings Group, Inc.	603	37,802
WhiteHorse Finance, Inc.	588	8,273
WisdomTree Investments, Inc.*	8,663	113,659
		3,836,306

Chemicals - 2.2%
Advanced Emissions Solutions, Inc.*	1,894	46,479
American Vanguard Corp.	2,506	54,255
Arabian American Development Co.*	1,798	19,508
Axiall Corp.	6,149	276,213
Balchem Corp.	2,635	137,336
Calgon Carbon Corp.*	4,914	107,273
Chase Corp.	526	16,585
Chemtura Corp.*	8,478	214,409
Ferro Corp.*	6,247	85,334
Flotek Industries, Inc.*	4,103	114,269
FutureFuel Corp.	1,874	38,042
H.B. Fuller Co.	4,339	209,487
Hawkins, Inc.	759	27,886
Innophos Holdings, Inc.	1,962	111,245
Innospec, Inc.	2,080	94,078
Intrepid Potash, Inc.*	4,719	72,956
KMG Chemicals, Inc.	568	8,906
Koppers Holdings, Inc.	1,798	74,131
Kraton Performance Polymers, Inc.*	2,903	75,884
Landec Corp.*	2,282	25,467
LSB Industries, Inc.*	1,588	59,423
Marrone Bio Innovations, Inc.*	470	6,566
Minerals Technologies, Inc.	3,006	194,067
Olin Corp.	6,924	191,172
OM Group, Inc.	2,757	91,587
Omnova Solutions, Inc.*	3,910	40,586
Penford Corp.*	829	11,904
PolyOne Corp.	8,583	314,653
Quaker Chemical Corp.	1,166	91,916
Schulman A, Inc.	2,537	91,992
Sensient Technologies Corp.	4,390	247,640
Stepan Co.	1,626	104,975
Taminco Corp.*	1,362	28,616
Tredegar Corp.	2,145	49,356
Zep, Inc.	1,900	33,630
		3,367,826

Commercial Banks - 0.0%
National Penn Bancshares, Inc., Fractional Shares (b)*	25,000	—

Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	4,838	139,044
ACCO Brands Corp.*	10,173	62,666
Acorn Energy, Inc.*	1,611	5,461
ARC Document Solutions, Inc.*	3,218	23,942
Casella Waste Systems, Inc.*	3,332	17,027
Ceco Environmental Corp.	1,551	25,731
Cenveo, Inc.*	4,813	14,632
Compx International, Inc.	107	1,095
Courier Corp.	1,060	16,324
Deluxe Corp.	4,386	230,133
EnerNOC, Inc.*	2,044	45,540
Ennis, Inc.	2,271	37,630
G&K Services, Inc.	1,722	105,335
Healthcare Services Group, Inc.	6,046	175,697
Heritage-Crystal Clean, Inc.*	692	12,546
Herman Miller, Inc.	5,055	162,417
HNI Corp.	3,920	143,315
Innerworkings, Inc.*	3,823	29,284
Interface, Inc.	5,274	108,381
Intersections, Inc.	755	4,454
Kimball International, Inc., Class B	2,797	50,654
Knoll, Inc.	4,116	74,870
Mcgrath RentCorp	2,093	73,171
Mobile Mini, Inc.	3,307	143,392
MSA Safety, Inc.	2,485	141,645
Multi-Color Corp.	1,079	37,765
NL Industries, Inc.	532	5,767
Performant Financial Corp.*	1,926	17,430
Quad/Graphics, Inc.	2,074	48,635
Schawk, Inc.	1,200	23,988
SP Plus Corp.*	1,439	37,803
Steelcase, Inc.	7,271	120,771
Swisher Hygiene, Inc.*	10,142	4,565
Team, Inc.*	1,759	75,391
Tetra Tech, Inc.*	5,711	168,988
The Brink's Co.	4,255	121,480
The GEO Group, Inc., Escrow (b)*	115,200	—
TRC Co.'s, Inc.*	1,457	9,689
Unifirst Corp.	1,290	141,823
United Stationers, Inc.	3,611	148,304
US Ecology, Inc.	1,896	70,380
Viad Corp.	1,798	43,224
West Corp.	1,837	43,959
		2,964,348

Communications Equipment - 1.7%
Adtran, Inc.	5,252	128,201
Alliance Fiber Optic Products, Inc.	992	14,354
Applied Optoelectronics, Inc.*	360	8,881
ARRIS Group, Inc.*	10,171	286,619
Aruba Networks, Inc.*	10,068	188,775
Aviat Networks, Inc.*	5,538	8,805
Bel Fuse, Inc., Class B	968	21,199
Black Box Corp.	1,535	37,362
CalAmp Corp.*	3,105	86,536
Calix, Inc.*	3,092	26,065
Ciena Corp.*	8,928	203,023
Comtech Telecommunications Corp.	1,501	47,822
Digi International, Inc.*	2,313	23,477
Emulex Corp.*	7,599	56,157
Extreme Networks, Inc.*	8,019	46,510
Finisar Corp.*	8,219	217,886
Harmonic, Inc.*	8,805	62,868
Infinera Corp.*	9,879	89,701
InterDigital, Inc.	3,641	120,553
Ixia*	4,870	60,875
KVH Industries, Inc.*	1,491	19,622
Netgear, Inc.*	3,420	115,357
Numerex Corp.*	1,206	13,182
Oplink Communications, Inc.*	1,692	30,388
Parkervision, Inc.*	6,832	32,794
PC-Tel, Inc.	1,663	14,518
Plantronics, Inc.	3,828	170,155
Procera Networks, Inc.*	1,625	16,884
Ruckus Wireless, Inc.*	3,754	45,649
ShoreTel, Inc.*	5,065	43,559
Sonus Networks, Inc.*	18,211	61,371
Tessco Technologies, Inc.	485	18,120
Ubiquiti Networks, Inc.*	1,086	49,380
Viasat, Inc.*	3,496	241,364
Westell Technologies, Inc.*	4,363	16,099
		2,624,111

Construction & Engineering - 0.9%
Aegion Corp.*	3,435	86,940
Ameresco, Inc.*	1,452	10,977
Argan, Inc.	1,205	35,825
Comfort Systems USA, Inc.	3,332	50,780
Dycom Industries, Inc.*	2,851	90,120
EMCOR Group, Inc.	5,788	270,821
Furmanite Corp.*	3,036	29,814
Granite Construction, Inc.	3,480	138,956
Great Lakes Dredge & Dock Corp.*	5,123	46,773
Layne Christensen Co.*	1,710	31,105
MasTec, Inc.*	5,123	222,543
MYR Group, Inc.*	1,740	44,057
Northwest Pipe Co.*	959	34,677
Orion Marine Group, Inc.*	2,350	29,539
Pike Corp.*	2,237	24,070
Primoris Services Corp.	3,042	91,199
Sterling Construction Co., Inc.*	1,494	12,953
Tutor Perini Corp.*	3,216	92,203
		1,343,352

Construction Materials - 0.2%
Headwaters, Inc.*	6,432	84,967
Texas Industries, Inc.*	1,876	168,127
United States Lime & Minerals, Inc.	156	8,783
US Concrete, Inc.*	1,160	27,260
		289,137

Consumer Finance - 0.7%
Cash America International, Inc.	2,461	95,290
Consumer Portfolio Services, Inc.*	1,464	10,014
Credit Acceptance Corp.*	613	87,138
DFC Global Corp.*	3,735	32,980
Encore Capital Group, Inc.*	2,162	98,803
Ezcorp, Inc.*	4,319	46,602
First Cash Financial Services, Inc.*	2,538	128,067
First Marblehead Corp.*	574	3,467
Green Dot Corp.*	2,160	42,185
Imperial Holdings, Inc.*	1,488	8,556
JGWPT Holdings, Inc.*	860	15,704
Nelnet, Inc.	1,973	80,696
Nicholas Financial, Inc.	799	12,568
Portfolio Recovery Associates, Inc.*	4,374	253,080
Regional Management Corp.*	435	10,727
Springleaf Holdings, Inc.*	2,135	53,695
World Acceptance Corp.*	802	60,214
		1,039,786

Containers & Packaging - 0.2%
AEP Industries, Inc.*	367	13,616
Berry Plastics Group, Inc.*	4,774	110,518
Graphic Packaging Holding Co.*	17,281	175,575
Myers Industries, Inc.	2,431	48,425
UFP Technologies, Inc.*	495	12,058
		360,192

Distributors - 0.2%
Core-Mark Holding Co., Inc.	936	67,954
Pool Corp.	4,017	246,322
VOXX International Corp.*	1,390	19,015
Weyco Group, Inc.	562	15,185
		348,476

Diversified Consumer Services - 1.0%
American Public Education, Inc.*	1,623	56,935
Ascent Capital Group, Inc.*	1,251	94,513
Bridgepoint Education, Inc.*	1,306	19,446
Bright Horizons Family Solutions, Inc.*	1,042	40,753
Capella Education Co.	953	60,182
Career Education Corp.*	4,661	34,771
Carriage Services, Inc.	1,428	26,047
Corinthian Colleges, Inc.*	7,691	10,614
Education Management Corp.*	2,400	11,688
Grand Canyon Education, Inc.*	3,915	182,830
Hillenbrand, Inc.	4,903	158,514
Houghton Mifflin Harcourt Co.*	1,849	37,590
ITT Educational Services, Inc.*	2,015	57,790
JTH Holding, Inc.*	395	10,957
K12, Inc.*	2,402	54,405
LifeLock, Inc.*	5,233	89,537
Lincoln Educational Services Corp.	1,856	6,997
Matthews International Corp.	2,425	98,964
Regis Corp.	4,098	56,143
Sotheby's	6,015	261,953
Steiner Leisure Ltd.*	1,287	59,524
Strayer Education, Inc.*	932	43,273
Universal Technical Institute, Inc.	1,842	23,854
		1,497,280

Diversified Financial Services - 0.3%
California First National Bancorp	145	2,226
Gain Capital Holdings, Inc.	987	10,669
MarketAxess Holdings, Inc.	3,286	194,597
Marlin Business Services Corp.	795	16,544
NewStar Financial, Inc.*	2,242	31,074
PHH Corp.*	5,100	131,784
Pico Holdings, Inc.*	1,974	51,304
Resource America, Inc.	1,082	9,273
		447,471

Diversified Telecommunication Services - 0.6%
8x8, Inc.*	7,711	83,356
Atlantic Tele-Network, Inc.	816	53,791
Cbeyond, Inc.*	2,347	17,016
Cincinnati Bell, Inc.*	17,650	61,069
Cogent Communications Group, Inc.	4,216	149,794
Consolidated Communications Holdings, Inc.	3,570	71,436
Fairpoint Communications, Inc.*	1,772	24,099
General Communication, Inc.*	2,713	30,955
Hawaiian Telcom Holdco, Inc.*	922	26,268
HickoryTech Corp.	1,098	14,043
IDT Corp., Class B	1,313	21,875
inContact, Inc.*	4,602	44,179
Inteliquent, Inc.	2,529	36,746
Iridium Communications, Inc.*	5,536	41,575
Lumos Networks Corp.	1,286	17,194
magicJack VocalTec Ltd.*	1,359	28,852
ORBCOMM, Inc.*	2,846	19,495
Premiere Global Services, Inc.*	4,149	50,037
Straight Path Communications, Inc.*	656	4,828
Towerstream Corp.*	4,275	10,046
Vonage Holdings Corp.*	14,328	61,181
		867,835

Electric Utilities - 1.3%
Allete, Inc.	3,434	180,010
Cleco Corp.	5,212	263,623
El Paso Electric Co.	3,468	123,912
Genie Energy Ltd.*	1,313	13,091
IDACORP, Inc.	4,332	240,296
MGE Energy, Inc.	3,033	118,984
NRG Yield, Inc.	1,937	76,569
Otter Tail Corp.	3,144	96,804
PNM Resources, Inc.	6,869	185,669
Portland General Electric Co.	6,526	211,051
The Empire District Electric Co.	3,796	92,319
UIL Holdings Corp.	4,872	179,338
Unitil Corp.	1,238	40,656
UNS Energy Corp.	3,625	217,609
		2,039,931

Electrical Equipment - 1.4%
Acuity Brands, Inc.	3,718	492,895
American Superconductor Corp.*	3,671	5,910
AZZ, Inc.	2,174	97,134
Brady Corp.	3,984	108,166
Capstone Turbine Corp.*	26,878	57,250
Encore Wire Corp.	1,782	86,445
EnerSys, Inc.	4,239	293,720
Enphase Energy, Inc.*	1,376	10,127
Franklin Electric Co., Inc.	4,080	173,482
FuelCell Energy, Inc.*	13,625	33,790
Generac Holdings, Inc.	4,445	262,122
General Cable Corp.	4,306	110,277
Global Power Equipment Group, Inc.	1,548	30,790
GrafTech International Ltd.*	10,077	110,041
LSI Industries, Inc.	1,507	12,342
Polypore International, Inc.*	4,023	137,627
Powell Industries, Inc.	811	52,553
Power Solutions International, Inc.*	166	12,478
PowerSecure International, Inc.*	1,635	38,324
Preformed Line Products Co.	222	15,218
Revolution Lighting Technologies, Inc.*	2,558	8,058
Thermon Group Holdings, Inc.*	2,338	54,195
Vicor Corp.*	1,707	17,411
		2,220,355

Electronic Equipment & Instruments - 2.6%
Aeroflex Holding Corp.*	1,630	13,545
Agilysys, Inc.*	1,316	17,634
Anixter International, Inc.	2,337	237,252
Audience, Inc.*	545	6,812
Badger Meter, Inc.	1,311	72,236
Belden, Inc.	3,797	264,271
Benchmark Electronics, Inc.*	4,688	106,183
Checkpoint Systems, Inc.*	3,461	46,447
Cognex Corp.*	7,655	259,198
Coherent, Inc.*	2,144	140,110
Control4 Corp.*	395	8,378
CTS Corp.	2,987	62,369
Daktronics, Inc.	2,960	42,594
DTS, Inc.*	1,575	31,122
Electro Rent Corp.	1,712	30,114
Electro Scientific Industries, Inc.	1,856	18,282
Fabrinet*	2,445	50,783
FARO Technologies, Inc.*	1,524	80,772
FEI Co.	3,606	371,490
GSI Group, Inc.*	2,626	34,296
II-VI, Inc.*	4,403	67,938
Insight Enterprises, Inc.*	3,744	94,012
InvenSense, Inc.*	4,895	115,865
Itron, Inc.*	3,409	121,156
Kemet Corp.*	3,628	21,079
Littelfuse, Inc.	1,918	179,602
Maxwell Technologies, Inc.*	2,297	29,677
Measurement Specialties, Inc.*	1,271	86,237
Mercury Systems, Inc.*	2,519	33,276
Mesa Laboratories, Inc.	233	21,028
Methode Electronics, Inc.	3,257	99,860
MTS Systems Corp.	1,363	93,352
Multi-Fineline Electronix, Inc.*	789	10,099
Neonode, Inc.*	2,024	11,517
Newport Corp.*	3,209	66,362
OSI Systems, Inc.*	1,719	102,899
Park Electrochemical Corp.	1,804	53,885
PC Connection, Inc.	756	15,362
Plexus Corp.*	2,941	117,846
Radisys Corp.*	1,596	5,730
RealD, Inc.*	3,490	38,983
Richardson Electronics Ltd.	1,342	14,440
Rofin-Sinar Technologies, Inc.*	2,473	59,253
Rogers Corp.*	1,481	92,444
Sanmina Corp.*	6,955	121,365
Scansource, Inc.*	2,349	95,769
Speed Commerce, Inc.*	3,454	12,573
SYNNEX Corp.*	2,367	143,464
TTM Technologies, Inc.*	4,786	40,442
Uni-Pixel, Inc.*	872	6,680
Universal Display Corp.*	3,577	114,142
Viasystems Group, Inc.*	399	4,995
Vishay Precision Group, Inc.*	1,011	17,571
Zygo Corp.*	1,307	19,853
		4,022,644

Energy Equipment & Services - 1.8%
Basic Energy Services, Inc.*	2,777	76,118
Bolt Technology Corp.	772	15,262
Bristow Group, Inc.	3,117	235,396
C&J Energy Services, Inc.*	4,013	117,019
Cal Dive International, Inc.*	8,254	14,032
CARBO Ceramics, Inc.	1,707	235,549
Dawson Geophysical Co.	671	18,795
Era Group, Inc.*	1,735	50,853
Exterran Holdings, Inc.	4,965	217,864
Forum Energy Technologies, Inc.*	3,392	105,084
Geospace Technologies Corp.*	1,148	75,963
Global Geophysical Services, Inc.*	1,489	179
Gulf Island Fabrication, Inc.	1,328	28,698
Gulfmark Offshore, Inc.	2,302	103,452
Helix Energy Solutions Group, Inc.*	9,296	213,622
Hercules Offshore, Inc.*	14,267	65,486
Hornbeck Offshore Services, Inc.*	3,086	129,026
ION Geophysical Corp.*	11,881	50,019
Key Energy Services, Inc.*	13,597	125,636
Matrix Service Co.*	2,252	76,073
Mitcham Industries, Inc.*	1,145	15,961
Natural Gas Services Group, Inc.*	1,066	32,129
Newpark Resources, Inc.*	7,785	89,138
Nuverra Environmental Solutions, Inc.*	1,204	24,429
Parker Drilling Co.*	10,148	71,949
PHI, Inc.*	1,085	48,000
Pioneer Energy Services Corp.*	5,200	67,340
RigNet, Inc.*	1,109	59,698
SEACOR Holdings, Inc.*	1,734	149,852
Tesco Corp.*	2,637	48,785
Tetra Technologies, Inc.*	6,615	84,672
TGC Industries, Inc.*	1,377	8,193
Vantage Drilling Co.*	15,538	26,570
Willbros Group, Inc.*	3,210	40,510
		2,721,352

Food & Staples Retailing - 1.1%
Andersons, Inc.	2,415	143,065
Casey's General Stores, Inc.	3,305	223,385
Fairway Group Holdings Corp.*	1,354	10,345
Ingles Markets, Inc.	1,087	25,892
Natural Grocers by Vitamin Cottage, Inc.*	764	33,356
Pantry, Inc.*	1,987	30,481
Pricesmart, Inc.	1,637	165,222
Rite Aid Corp.*	63,069	395,443
Roundy's, Inc.	2,172	14,943
Spartan Stores, Inc.	3,281	76,152
SUPERVALU, Inc.*	17,506	119,741
Susser Holdings Corp.*	1,556	97,203
The Chefs' Warehouse, Inc.*	1,456	31,158
United Natural Foods, Inc.*	4,344	308,076
Village Super Market, Inc.	640	16,896
Weis Markets, Inc.	958	47,182
		1,738,540

Food Products - 1.6%
Alico, Inc.	267	10,066
Annie's, Inc.*	1,181	47,464
B&G Foods, Inc.	4,678	140,855
Boulder Brands, Inc.*	5,245	92,417
Calavo Growers, Inc.	1,019	36,256
Cal-Maine Foods, Inc.	1,233	77,408
Chiquita Brands International, Inc.*	3,926	48,879
Darling International, Inc.*	13,937	279,019
Diamond Foods, Inc.*	1,809	63,188
Farmer Bros Co.*	538	10,599
Fresh Del Monte Produce, Inc.	3,265	90,016
Griffin Land & Nurseries, Inc.	267	8,074
Hain Celestial Group, Inc.*	3,384	309,534
Inventure Foods, Inc.*	1,177	16,454
J&J Snack Foods Corp.	1,333	127,928
John B Sanfilippo & Son, Inc.	716	16,482
Lancaster Colony Corp.	1,596	158,674
Lifeway Foods, Inc.	385	5,660
Limoneira Co.	753	17,078
Omega Protein Corp.*	1,591	19,203
Pilgrim's Pride Corp.*	5,197	108,721
Post Holdings, Inc.*	2,817	155,273
Sanderson Farms, Inc.	1,985	155,803
Seaboard Corp.*	26	68,158
Seneca Foods Corp.*	794	24,995
Snyders-Lance, Inc.	4,100	115,579
Tootsie Roll Industries, Inc.	1,739	52,055
TreeHouse Foods, Inc.*	3,125	224,969
		2,480,807

Gas Utilities - 0.8%
Chesapeake Utilities Corp.	827	52,233
Delta Natural Gas Co., Inc.	612	12,681
Laclede Group, Inc.	2,777	130,936
New Jersey Resources Corp.	3,603	179,429
Northwest Natural Gas Co.	2,413	106,196
Piedmont Natural Gas Co., Inc.	6,512	230,460
South Jersey Industries, Inc.	2,831	158,791
Southwest Gas Corp.	3,995	213,533
WGL Holdings, Inc.	4,459	178,627
		1,262,886

Health Care Equipment & Supplies - 3.3%
Abaxis, Inc.*	1,932	75,116
Abiomed, Inc.*	3,340	86,974
Accuray, Inc.*	6,420	61,632
Align Technology, Inc.*	6,318	327,209
Alphatec Holdings, Inc.*	4,714	7,071
Analogic Corp.	1,056	86,708
Angiodynamics, Inc.*	2,155	33,941
Anika Therapeutics, Inc.*	1,061	43,607
Antares Pharma, Inc.*	9,495	33,231
ArthroCare Corp.*	2,356	113,536
AtriCure, Inc.*	1,805	33,952
Atrion Corp.	136	41,635
Biolase, Inc.*	2,777	6,692
Cantel Medical Corp.	2,887	97,350
Cardiovascular Systems, Inc.*	2,163	68,762
Cerus Corp.*	6,176	29,645
Conmed Corp.	2,391	103,889
CryoLife, Inc.	2,420	24,103
Cutera, Inc.*	1,265	14,155
Cyberonics, Inc.*	2,431	158,623
Cynosure, Inc.*	1,668	48,872
Derma Sciences, Inc.*	1,659	21,036
DexCom, Inc.*	6,097	252,172
Endologix, Inc.*	5,415	69,691
Exactech, Inc.*	863	19,469
GenMark Diagnostics, Inc.*	3,096	30,774
Globus Medical, Inc.*	4,711	125,265
Greatbatch, Inc.*	2,031	93,264
Haemonetics Corp.*	4,405	143,559
HeartWare International, Inc.*	1,443	135,325
ICU Medical, Inc.*	1,127	67,485
Insulet Corp.*	4,642	220,124
Integra LifeSciences Holdings Corp.*	2,017	92,762
Invacare Corp.	2,865	54,636
LDR Holding Corp.*	507	17,405
Masimo Corp.*	4,317	117,897
Medical Action Industries, Inc.*	1,255	8,747
Meridian Bioscience, Inc.	3,556	77,485
Merit Medical Systems, Inc.*	3,534	50,536
Natus Medical, Inc.*	2,492	64,294
Neogen Corp.*	3,181	142,986
NuVasive, Inc.*	3,888	149,338
NxStage Medical, Inc.*	5,151	65,624
OraSure Technologies, Inc.*	4,811	38,344
Orthofix International NV*	1,686	50,833
Oxford Immunotec Global plc*	543	10,898
PhotoMedex, Inc.*	1,180	18,679
Quidel Corp.*	2,538	69,287
Rockwell Medical, Inc.*	3,471	43,943
RTI Surgical, Inc.*	5,680	23,174
Spectranetics Corp.*	3,602	109,177
Staar Surgical Co.*	3,235	60,818
STERIS Corp.	5,083	242,713
SurModics, Inc.*	1,145	25,877
Symmetry Medical, Inc.*	3,142	31,609
Tandem Diabetes Care, Inc.*	810	17,893
TearLab Corp.*	2,205	14,906
Thoratec Corp.*	4,944	177,045
Tornier NV*	2,243	47,596
Unilife Corp.*	8,363	34,037
Utah Medical Products, Inc.	296	17,118
Vascular Solutions, Inc.*	1,424	37,295
Veracyte, Inc.*	444	7,606
Volcano Corp.*	4,799	94,588
West Pharmaceutical Services, Inc.	6,093	268,397
Wright Medical Group, Inc.*	3,483	108,217
Zeltiq Aesthetics, Inc.*	1,524	29,886
		5,096,513

Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc.*	3,054	137,797
Addus HomeCare Corp.*	471	10,857
Air Methods Corp.*	3,465	185,135
Alliance HealthCare Services, Inc.*	430	14,418
Almost Family, Inc.*	759	17,533
Amedisys, Inc.*	2,499	37,210
AMN Healthcare Services, Inc.*	3,946	54,218
AmSurg Corp.*	2,705	127,351
Bio-Reference Laboratories, Inc.*	2,096	58,017
BioScrip, Inc.*	5,028	35,095
Capital Senior Living Corp.*	2,506	65,131
Centene Corp.*	4,794	298,427
Chemed Corp.	1,553	138,916
Chindex International, Inc.*	1,272	24,270
Corvel Corp.*	1,018	50,656
Cross Country Healthcare, Inc.*	2,877	23,217
Emeritus Corp.*	3,476	109,285
Ensign Group, Inc.	1,713	74,755
ExamWorks Group, Inc.*	2,633	92,181
Five Star Quality Care, Inc.*	3,773	18,337
Gentiva Health Services, Inc.*	2,612	23,821
Hanger, Inc.*	3,072	103,465
Healthsouth Corp.	7,522	270,266
Healthways, Inc.*	2,984	51,146
IPC The Hospitalist Co., Inc.*	1,420	69,694
Kindred Healthcare, Inc.	4,477	104,851
Landauer, Inc.	822	37,261
LHC Group, Inc.*	1,040	22,942
Magellan Health Services, Inc.*	2,407	142,855
Molina Healthcare, Inc.*	2,444	91,797
MWI Veterinary Supply, Inc.*	1,104	171,805
National Healthcare Corp.	949	52,926
National Research Corp.*	681	11,298
Owens & Minor, Inc.	5,461	191,299
PharMerica Corp.*	2,681	75,014
Providence Service Corp.*	915	25,876
Select Medical Holdings Corp.	4,196	52,240
Skilled Healthcare Group, Inc.*	1,394	7,346
Surgical Care Affiliates, Inc.*	991	30,473
Team Health Holdings, Inc.*	6,051	270,782
Triple-S Management Corp., Class B*	2,042	32,958
U.S. Physical Therapy, Inc.	1,051	36,333
Universal American Corp.	3,383	23,918
USMD Holdings, Inc.*	93	1,186
WellCare Health Plans, Inc.*	3,748	238,073
		3,712,431

Health Care Technology - 0.9%
athenahealth, Inc.*	3,187	510,685
Computer Programs & Systems, Inc.	938	60,595
HealthStream, Inc.*	1,758	46,939
HMS Holdings Corp.*	7,740	147,447
MedAssets, Inc.*	5,251	129,752
Medidata Solutions, Inc.*	4,684	254,528
Merge Healthcare, Inc.*	4,792	11,692
Omnicell, Inc.*	2,844	81,395
Quality Systems, Inc.	3,561	60,110
Vocera Communications, Inc.*	1,818	29,688
		1,332,831

Hotels, Restaurants & Leisure - 2.5%
Biglari Holdings, Inc.*	125	60,936
BJ's Restaurants, Inc.*	2,209	72,256
Bloomin' Brands, Inc.*	4,770	114,957
Bob Evans Farms, Inc.	2,404	120,272
Boyd Gaming Corp.*	5,992	79,094
Bravo Brio Restaurant Group, Inc.*	1,583	22,336
Buffalo Wild Wings, Inc.*	1,618	240,920
Caesars Entertainment Corp.*	3,317	63,056
Carrols Restaurant Group, Inc.*	2,041	14,634
Churchill Downs, Inc.	1,172	107,004
Chuy's Holdings, Inc.*	1,400	60,396
ClubCorp Holdings, Inc.	1,823	34,455
Cracker Barrel Old Country Store, Inc.	1,732	168,420
Del Frisco's Restaurant Group, Inc.*	922	25,724
Denny's Corp.*	7,914	50,887
Diamond Resorts International, Inc.*	1,533	25,984
DineEquity, Inc.	1,457	113,748
Diversified Restaurant Holdings, Inc.*	925	4,625
Einstein Noah Restaurant Group, Inc.	351	5,777
Fiesta Restaurant Group, Inc.*	1,974	89,995
Ignite Restaurant Group, Inc.*	597	8,400
International Speedway Corp.	2,420	82,256
Interval Leisure Group, Inc.	3,495	91,359
Isle of Capri Casinos, Inc.*	1,930	14,803
Jack in the Box, Inc.*	3,619	213,304
Jamba, Inc.*	1,460	17,513
Krispy Kreme Doughnuts, Inc.*	5,647	100,121
Life Time Fitness, Inc.*	3,712	178,547
Luby's, Inc.*	1,545	9,517
Marcus Corp.	1,890	31,563
Marriott Vacations Worldwide Corp.*	2,514	140,558
Monarch Casino & Resort, Inc.*	917	16,992
Morgans Hotel Group Co.*	2,245	18,050
Multimedia Games Holding Co., Inc.*	2,465	71,584
Nathan's Famous, Inc.*	240	11,758
Noodles & Co.*	530	20,919
Orient-Express Hotels Ltd.*	8,261	119,041
Papa John's International, Inc.	2,762	143,928
Pinnacle Entertainment, Inc.*	5,035	119,329
Popeyes Louisiana Kitchen, Inc.*	2,162	87,864
Potbelly Corp.*	760	13,581
Red Robin Gourmet Burgers, Inc.*	1,221	87,521
Ruby Tuesday, Inc.*	5,637	31,624
Ruth's Hospitality Group, Inc.	3,111	37,612
Scientific Games Corp.*	4,117	56,526
Sonic Corp.*	4,843	110,372
Speedway Motorsports, Inc.	1,049	19,648
Texas Roadhouse, Inc.	5,551	144,770
The Cheesecake Factory, Inc.	4,598	219,003
Town Sports International Holdings, Inc.	2,088	17,727
Vail Resorts, Inc.	3,157	220,043
		3,931,309

Household Durables - 1.0%
Bassett Furniture Industries, Inc.	1,014	15,058
Beazer Homes USA, Inc.*	2,186	43,895
Blyth, Inc.	938	10,065
Cavco Industries, Inc.*	679	53,268
CSS Industries, Inc.	772	20,844
Ethan Allen Interiors, Inc.	2,160	54,972
EveryWare Global, Inc.*	843	3,844
Flexsteel Industries, Inc.	405	15,236
Helen of Troy Ltd.*	2,756	190,798
Hooker Furniture Corp.	972	15,221
Hovnanian Enterprises, Inc.*	9,758	46,155
iRobot Corp.*	2,473	101,517
KB Home	7,345	124,792
La-Z-Boy, Inc.	4,509	122,194
LGI Homes, Inc.*	793	13,679
Libbey, Inc.*	1,811	47,086
Lifetime Brands, Inc.	858	15,324
M/I Homes, Inc.*	2,148	48,158
MDC Holdings, Inc.	3,443	97,368
Meritage Homes Corp.*	3,357	140,591
NACCO Industries, Inc.	427	23,148
Skullcandy, Inc.*	1,457	13,375
Standard Pacific Corp.*	12,781	106,210
The Ryland Group, Inc.	3,977	158,802
TRI Pointe Homes, Inc.*	1,390	22,560
UCP, Inc.*	666	10,030
Universal Electronics, Inc.*	1,267	48,640
WCI Communities, Inc.*	586	11,579
William Lyon Homes*	1,186	32,745
Zagg, Inc.*	2,293	10,594
		1,617,748

Household Products - 0.2%
Central Garden and Pet Co.*	3,442	28,465
Harbinger Group, Inc.*	2,847	34,819
Oil-Dri Corp. of America	406	14,023
Orchids Paper Products Co.	518	15,851
Spectrum Brands Holdings, Inc.	1,854	147,764
WD-40 Co.	1,334	103,478
		344,400

Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corp.	10,236	29,684
Dynegy, Inc.*	8,623	215,057
Ormat Technologies, Inc.	1,475	44,265
Pattern Energy Group, Inc.	1,621	43,978
		332,984

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	3,264	106,896

Insurance - 2.2%
Ambac Financial Group, Inc.*	3,881	120,427
American Equity Investment Life Holding Co.	5,597	132,201
Amerisafe, Inc.	1,651	72,495
Amtrust Financial Services, Inc.	2,657	99,930
Argo Group International Holdings Ltd.	2,344	107,590
Baldwin & Lyons, Inc., Class B	853	22,425
Blue Capital Reinsurance Holdings Ltd.*	551	9,582
Citizens, Inc.*	3,380	25,012
CNO Financial Group, Inc.	19,190	347,339
Crawford & Co., Class B	2,478	27,035
Donegal Group, Inc.	916	13,355
eHealth, Inc.*	1,593	80,924
EMC Insurance Group, Inc.	497	17,658
Employers Holdings, Inc.	2,669	53,994
Enstar Group Ltd.*	821	111,911
FBL Financial Group, Inc.	766	33,183
First American Financial Corp.	9,329	247,685
Fortegra Financial Corp.*	652	4,584
Global Indemnity plc*	810	21,335
Greenlight Capital Re Ltd.*	2,477	81,246
Hallmark Financial Services, Inc.*	1,205	10,014
HCI Group, Inc.	801	29,156
Health Insurance Innovations, Inc.*	391	4,043
Hilltop Holdings, Inc.*	5,351	127,300
Horace Mann Educators Corp.	3,435	99,615
Independence Holding Co.	665	8,924
Infinity Property & Casualty Corp.	994	67,224
Investors Title Co.	111	8,425
Kansas City Life Insurance Co.	365	17,593
Maiden Holdings Ltd.	4,341	54,176
Meadowbrook Insurance Group, Inc.	4,743	27,652
Montpelier Re Holdings Ltd.	3,990	118,742
National Interstate Corp.	681	18,258
National Western Life Insurance Co.	193	47,187
OneBeacon Insurance Group Ltd.	1,823	28,184
Platinum Underwriters Holdings Ltd.	2,539	152,594
Primerica, Inc.	4,914	231,499
RLI Corp.	3,670	162,361
Safety Insurance Group, Inc.	1,103	59,397
Selective Insurance Group, Inc.	4,935	115,084
State Auto Financial Corp.	1,338	28,513
Stewart Information Services Corp.	1,793	62,988
Symetra Financial Corp.	6,970	138,145
The Navigators Group, Inc.*	925	56,786
The Phoenix Co.'s, Inc.*	538	27,842
Third Point Reinsurance Ltd.*	2,182	34,585
Tower Group International Ltd.	4,953	13,373
United Fire Group, Inc.	1,786	54,205
Universal Insurance Holdings, Inc.	2,530	32,131
		3,465,907

Internet & Catalog Retail - 0.4%
1-800-FLOWERS.COM, Inc.*	2,081	11,716
Blue Nile, Inc.*	1,104	38,419
FTD Cos, Inc.*	1,526	48,542
HSN, Inc.	2,917	174,232
NutriSystem, Inc.	2,351	35,429
Orbitz Worldwide, Inc.*	2,514	19,710
Overstock.com, Inc.*	951	18,735
PetMed Express, Inc.	1,778	23,843
RetailMeNot, Inc.*	808	25,856
Shutterfly, Inc.*	3,275	139,777
Valuevision Media, Inc.*	3,387	16,461
Vitacost.com, Inc.*	1,988	14,095
		566,815

Internet Software & Services - 2.7%
Angie's List, Inc.*	3,643	44,372
Bankrate, Inc.*	4,159	70,453
Bazaarvoice, Inc.*	4,145	30,258
Benefitfocus, Inc.*	448	21,043
Blucora, Inc.*	3,611	71,101
Brightcove, Inc.*	2,425	23,838
Carbonite, Inc.*	1,044	10,638
ChannelAdvisor Corp.*	517	19,512
Chegg, Inc.*	1,321	9,247
comScore, Inc.*	3,182	104,338
Constant Contact, Inc.*	2,738	66,971
Conversant, Inc.*	5,886	165,691
Cornerstone OnDemand, Inc.*	3,481	166,635
CoStar Group, Inc.*	2,474	461,995
Cvent, Inc.*	554	20,027
Dealertrack Technologies, Inc.*	3,821	187,955
Demand Media, Inc.*	2,697	13,080
Demandware, Inc.*	1,625	104,097
Dice Holdings, Inc.*	3,501	26,117
Digital River, Inc.*	2,945	51,331
E2open, Inc.*	1,273	30,005
EarthLink Holdings Corp.	9,440	34,078
eGain Corp.*	1,127	7,957
Endurance International Group Holdings, Inc.*	1,918	24,953
Envestnet, Inc.*	1,989	79,918
Global Eagle Entertainment, Inc.*	2,451	38,677
Gogo, Inc.*	946	19,431
Internap Network Services Corp.*	4,533	32,094
IntraLinks Holdings, Inc.*	3,311	33,872
j2 Global, Inc.	3,961	198,248
Limelight Networks, Inc.*	4,616	10,063
Liquidity Services, Inc.*	2,122	55,278
LivePerson, Inc.*	4,955	59,807
LogMeIn, Inc.*	1,987	89,196
Marchex, Inc., Class B	1,959	20,589
Marin Software, Inc.*	791	8,361
Marketo, Inc.*	601	19,635
Millennial Media, Inc.*	3,043	21,058
Monster Worldwide, Inc.*	8,303	62,106
Move, Inc.*	3,426	39,605
Net Element, Inc.*	193	670
NIC, Inc.	5,804	112,075
OpenTable, Inc.*	1,965	151,167
Perficient, Inc.*	2,876	52,113
QuinStreet, Inc.*	2,943	19,542
RealNetworks, Inc.*	1,733	13,136
Reis, Inc.*	719	12,978
Rocket Fuel, Inc.*	434	18,610
SciQuest, Inc.*	1,964	53,057
Shutterstock, Inc.*	639	46,398
Spark Networks, Inc.*	1,033	5,403
SPS Commerce, Inc.*	1,411	86,706
Stamps.com, Inc.*	1,126	37,789
support.com, Inc.*	4,845	12,355
TechTarget, Inc.*	1,109	7,996
Textura Corp.*	451	11,370
Travelzoo, Inc.*	642	14,702
Tremor Video, Inc.*	645	2,657
Trulia, Inc.*	2,376	78,883
United Online, Inc.	1,090	12,600
Unwired Planet, Inc.*	8,707	18,894
VistaPrint NV*	2,815	138,554
Vocus, Inc.*	1,857	24,754
Web.com Group, Inc.*	3,615	123,018
WebMD Health Corp.*	2,504	103,666
Wix.com Ltd.*	732	16,814
XO Group, Inc.*	2,474	25,086
Xoom Corp.*	642	12,532
Yelp, Inc.*	2,860	220,020
YuMe, Inc.*	450	3,290
Zillow, Inc.*	2,014	177,433
Zix Corp.*	5,001	20,704
		4,188,602

IT Services - 2.0%
Acxiom Corp.*	6,374	219,234
Blackhawk Network Holdings, Inc.*	992	24,195
CACI International, Inc.*	2,028	149,666
Cardtronics, Inc.*	3,972	154,312
Cass Information Systems, Inc.	943	48,621
Ciber, Inc.*	6,559	30,040
Computer Task Group, Inc.	1,181	20,065
Convergys Corp.	9,060	198,505
CSG Systems International, Inc.	2,979	77,573
Datalink Corp.*	1,373	19,126
EPAM Systems, Inc.*	1,885	62,015
Euronet Worldwide, Inc.*	4,298	178,754
EVERTEC, Inc.	2,544	62,837
ExlService Holdings, Inc.*	2,814	86,981
Forrester Research, Inc.	1,083	38,826
Global Cash Access Holdings, Inc.*	5,479	37,586
Heartland Payment Systems, Inc.	3,133	129,863
Higher One Holdings, Inc.*	2,895	20,931
iGate Corp.*	3,073	96,922
Lionbridge Technologies, Inc.*	5,129	34,416
Luxoft Holding, Inc.*	404	14,168
Mantech International Corp.	1,948	57,291
MAXIMUS, Inc.	5,890	264,225
ModusLink Global Solutions, Inc.*	3,259	13,786
MoneyGram International, Inc.*	1,932	34,100
Planet Payment, Inc.*	3,665	10,042
PRGX Global, Inc.*	2,488	17,242
Sapient Corp.*	9,516	162,343
ServiceSource International, Inc.*	5,266	44,445
SYKES Enterprises, Inc.*	3,603	71,592
Syntel, Inc.*	1,390	124,961
TeleTech Holdings, Inc.*	1,717	42,084
The Hackett Group, Inc.	1,931	11,547
Unisys Corp.*	3,725	113,463
Virtusa Corp.*	1,971	66,048
WEX, Inc.*	3,352	318,608
		3,056,413

Leisure Products - 0.5%
Arctic Cat, Inc.	1,125	53,764
Black Diamond, Inc.*	1,890	23,115
Brunswick Corp.	7,814	353,896
Callaway Golf Co.	5,633	57,569
Jakks Pacific, Inc.	1,960	14,151
Johnson Outdoors, Inc.	405	10,295
Leapfrog Enterprises, Inc.*	5,496	41,220
Marine Products Corp.	813	6,114
Nautilus, Inc.*	2,675	25,760
Smith & Wesson Holding Corp.*	4,829	70,600
Sturm Ruger & Co., Inc.	1,672	99,986
		756,470

Life Sciences - Tools & Services - 0.4%
Accelerate Diagnostics, Inc.*	896	19,542
Affymetrix, Inc.*	6,207	44,256
Albany Molecular Research, Inc.*	2,006	37,292
Cambrex Corp.*	2,637	49,760
Fluidigm Corp.*	2,157	95,059
Furiex Pharmaceuticals, Inc.*	576	50,112
Harvard Bioscience, Inc.*	1,892	8,968
Luminex Corp.*	3,221	58,332
NeoGenomics, Inc.*	2,836	9,841
Pacific Biosciences of California, Inc.*	4,118	22,031
PAREXEL International Corp.*	4,902	265,149
Sequenom, Inc.*	10,313	25,267
		685,609

Machinery - 3.0%
Accuride Corp.*	4,261	18,876
Actuant Corp.	6,311	215,521
Alamo Group, Inc.	670	36,401
Albany International Corp.	2,370	84,230
Altra Industrial Motion Corp.	2,349	83,859
American Railcar Industries, Inc.	842	58,965
Ampco-Pittsburgh Corp.	791	14,926
Astec Industries, Inc.	1,736	76,228
Barnes Group, Inc.	4,635	178,308
Blount International, Inc.*	4,185	49,802
Briggs & Stratton Corp.	4,154	92,426
Chart Industries, Inc.*	2,615	208,023
CIRCOR International, Inc.	1,493	109,482
CLARCOR, Inc.	4,377	251,021
Columbus McKinnon Corp.*	1,673	44,820
Commercial Vehicle Group, Inc.*	2,272	20,721
Douglas Dynamics, Inc.	1,993	34,718
Dynamic Materials Corp.	1,203	22,905
Energy Recovery, Inc.*	4,261	22,669
EnPro Industries, Inc.*	1,799	130,733
ESCO Technologies, Inc.	2,314	81,430
Federal Signal Corp.*	5,446	81,145
FreightCar America, Inc.	1,042	24,216
Gerber Scientific, Inc. (b)*	2,334	—
Global Brass & Copper Holdings, Inc.	694	10,944
Gorman-Rupp Co.	1,593	50,641
Graham Corp.	863	27,487
Greenbrier Co.'s, Inc.*	2,057	93,799
Hardinge, Inc.	1,051	15,134
Hurco Co.'s, Inc.	529	14,114
Hyster-Yale Materials Handling, Inc.	908	88,530
John Bean Technologies Corp.	2,463	76,107
Kadant, Inc.	966	35,230
LB Foster Co.	815	38,183
Lindsay Corp.	1,094	96,469
Lydall, Inc.*	1,583	36,203
Manitex International, Inc.*	1,060	17,278
Meritor, Inc.*	8,688	106,428
Miller Industries, Inc.	1,050	20,506
Mueller Industries, Inc.	4,850	145,451
Mueller Water Products, Inc.	13,480	128,060
NN, Inc.	1,381	27,206
Omega Flex, Inc.	248	5,317
PMFG, Inc.*	1,648	9,839
Proto Labs, Inc.*	1,472	99,610
RBC Bearings, Inc.*	1,997	127,209
Rexnord Corp.*	2,593	75,145
Standex International Corp.	1,092	58,509
Sun Hydraulics Corp.	1,860	80,557
Tecumseh Products Co.*	1,594	10,999
Tennant Co.	1,652	108,404
The ExOne Co.*	538	19,277
The Middleby Corp.*	1,631	430,927
Titan International, Inc.	4,726	89,747
Trimas Corp.*	3,865	128,318
Twin Disc, Inc.	694	18,280
Wabash National Corp.*	5,981	82,299
Watts Water Technologies, Inc.	2,460	144,377
Woodward, Inc.	5,929	246,231
Xerium Technologies, Inc.*	941	15,103
		4,719,343

Marine - 0.1%
International Shipholding Corp.	583	17,164
Matson, Inc.	3,681	90,884
Ultrapetrol Bahamas Ltd.*	1,843	5,713
		113,761

Media - 1.2%
AH Belo Corp.	1,629	18,864
Beasley Broadcasting Group, Inc.	396	3,603
Carmike Cinemas, Inc.*	1,988	59,362
Central European Media Enterprises Ltd.:
Common*	6,603	19,413
Rights (b)*	106	4,331
Crown Media Holdings, Inc.*	3,539	13,590
Cumulus Media, Inc.*	7,633	52,744
Daily Journal Corp.*	88	15,221
Dex Media, Inc.*	1,477	13,588
Entercom Communications Corp.*	2,183	21,983
Entravision Communications Corp.	4,508	30,203
EW Scripps Co.*	2,937	52,044
Global Sources Ltd.*	1,547	13,861
Gray Television, Inc.*	4,337	44,975
Harte-Hanks, Inc.	4,010	35,448
Hemisphere Media Group, Inc.*	742	9,342
Journal Communications, Inc.*	3,822	33,863
Live Nation Entertainment, Inc.*	12,136	263,958
Loral Space & Communications, Inc.*	1,123	79,430
Martha Stewart Living Omnimedia, Inc.*	2,756	12,485
McClatchy Co.*	5,532	35,515
MDC Partners, Inc.	3,334	76,082
Media General, Inc.*	1,690	31,045
Meredith Corp.	3,080	143,004
National CineMedia, Inc.	5,048	75,720
New York Times Co.	11,125	190,460
Nexstar Broadcasting Group, Inc.	2,532	95,001
ReachLocal, Inc.*	820	8,077
Reading International, Inc.*	1,506	11,039
Rentrak Corp.*	971	58,532
Saga Communications, Inc.	394	19,578
Salem Communications Corp.	911	9,101
Scholastic Corp.	2,251	77,614
SFX Entertainment, Inc.*	1,762	12,422
Sinclair Broadcast Group, Inc.	5,900	159,831
Sizmek, Inc.*	2,184	23,216
World Wrestling Entertainment, Inc.	2,503	72,287
		1,896,832

Metals & Mining - 1.3%
AK Steel Holding Corp.*	12,084	87,247
Allied Nevada Gold Corp.*	8,959	38,613
AM Castle & Co.*	1,549	22,755
AMCOL International Corp.	2,453	112,298
Century Aluminum Co.*	4,238	55,984
Coeur Mining, Inc.*	9,023	83,824
Commercial Metals Co.	10,079	190,292
General Moly, Inc.*	6,675	6,608
Globe Specialty Metals, Inc.	5,366	111,720
Gold Resource Corp.	2,687	12,844
Handy & Harman Ltd.*	480	10,565
Haynes International, Inc.	1,062	57,348
Hecla Mining Co.	28,701	88,112
Horsehead Holding Corp.*	4,443	74,731
Kaiser Aluminum Corp.	1,630	116,415
Materion Corp.	1,774	60,192
Midway Gold Corp.*	10,276	10,790
Molycorp, Inc.*	12,844	60,238
Noranda Aluminum Holding Corp.	3,000	12,330
Olympic Steel, Inc.	846	24,280
Paramount Gold and Silver Corp.*	11,758	14,462
RTI International Metals, Inc.*	2,632	73,117
Schnitzer Steel Industries, Inc.	2,273	65,576
Stillwater Mining Co.*	10,423	154,365
SunCoke Energy, Inc.*	5,999	137,017
Universal Stainless & Alloy Products, Inc.*	703	23,740
US Silica Holdings, Inc.	1,849	70,576
Walter Energy, Inc.	5,396	40,794
Worthington Industries, Inc.	4,540	173,655
		1,990,488

Multiline Retail - 0.1%
Bon-Ton Stores, Inc.	1,090	11,968
Burlington Stores, Inc.*	1,351	39,881
Fred's, Inc.	3,167	57,038
Gordmans Stores, Inc.	571	3,118
Tuesday Morning Corp.*	3,766	53,289
		165,294

Multi-Utilities - 0.3%
Avista Corp.	5,283	161,924
Black Hills Corp.	3,833	220,973
NorthWestern Corp.	3,277	155,428
		538,325

Oil, Gas & Consumable Fuels - 3.6%
Abraxas Petroleum Corp.*	7,685	30,433
Adams Resources & Energy, Inc.	189	10,947
Alon USA Energy, Inc.	2,007	29,985
Alpha Natural Resources, Inc.*	19,041	80,924
Amyris, Inc.*	2,650	9,884
Apco Oil and Gas International, Inc.*	813	11,748
Approach Resources, Inc.*	2,944	61,559
Arch Coal, Inc.	19,111	92,115
Athlon Energy, Inc.*	1,562	55,373
Bill Barrett Corp.*	4,332	110,899
Bonanza Creek Energy, Inc.*	2,538	112,687
BPZ Resources, Inc.*	8,517	27,084
Callon Petroleum Co.*	3,669	30,710
Carrizo Oil & Gas, Inc.*	4,001	213,893
Clayton Williams Energy, Inc.*	515	58,200
Clean Energy Fuels Corp.*	5,949	53,184
Cloud Peak Energy, Inc.*	5,496	116,185
Comstock Resources, Inc.	4,332	98,986
Contango Oil & Gas Co.*	1,297	61,919
Delek US Holdings, Inc.	3,202	92,986
Diamondback Energy, Inc.*	1,830	123,177
Emerald Oil, Inc.*	4,852	32,605
Endeavour International Corp.*	4,135	13,439
Energy XXI Bermuda Ltd.	6,345	149,552
EnLink Midstream LLC	4,105	139,324
EPL Oil & Gas, Inc.*	2,531	97,697
Equal Energy Ltd.	3,070	14,061
Evolution Petroleum Corp.	1,370	17,440
EXCO Resources, Inc.	14,704	82,342
Forest Oil Corp.*	10,604	20,254
Frontline Ltd.*	4,236	16,647
FX Energy, Inc.*	4,491	15,000
GasLog Ltd.	2,597	60,484
Gastar Exploration, Inc.*	4,045	22,126
Goodrich Petroleum Corp.*	2,688	42,524
Green Plains Renewable Energy, Inc.	2,245	67,260
Halcon Resources Corp.*	19,991	86,561
Hallador Energy Co.	353	3,018
Isramco, Inc.*	85	11,263
Jones Energy, Inc.*	958	14,504
KiOR, Inc.*	3,784	2,168
Knightsbridge Tankers Ltd.	2,607	35,325
Kodiak Oil & Gas Corp.*	22,890	277,885
L&L Energy, Inc. (b)*	2,592	2,543
Magnum Hunter Resources Corp.:
Common*	14,824	126,004
Warrants (strike price $8.50/share, expires 04/15/2016) (b)*	1,482	—
Matador Resources Co.*	5,007	122,621
Midstates Petroleum Co., Inc.*	2,163	11,594
Miller Energy Resources, Inc.*	2,624	15,429
Nordic American Tankers Ltd.	6,623	65,170
Northern Oil And Gas, Inc.*	5,718	83,597
Panhandle Oil and Gas, Inc.	744	32,446
PDC Energy, Inc.*	3,060	190,516
Penn Virginia Corp.*	4,752	83,112
Petroquest Energy, Inc.*	4,829	27,525
Quicksilver Resources, Inc.*	10,574	27,810
Renewable Energy Group, Inc.*	1,824	21,852
Rentech, Inc.*	20,009	38,017
Resolute Energy Corp.*	5,964	42,941
REX American Resources Corp.*	472	26,928
Rex Energy Corp.*	3,823	71,528
Rosetta Resources, Inc.*	5,323	247,945
Sanchez Energy Corp.*	3,276	97,068
Scorpio Tankers, Inc.	15,938	158,902
SemGroup Corp.	3,626	238,156
Ship Finance International Ltd.	4,841	86,993
Solazyme, Inc.*	4,124	47,880
Stone Energy Corp.*	4,454	186,934
Swift Energy Co.*	3,858	41,512
Synergy Resources Corp.*	4,393	47,225
Targa Resources Corp.	2,837	281,601
Teekay Tankers Ltd.	5,671	20,075
Triangle Petroleum Corp.*	5,850	48,204
Uranium Energy Corp.*	5,621	7,420
Ur-Energy, Inc.*	10,466	16,222
Vaalco Energy, Inc.*	5,208	44,528
W&T Offshore, Inc.	3,057	52,917
Warren Resources, Inc.*	6,571	31,541
Western Refining, Inc.	4,805	185,473
Westmoreland Coal Co.*	813	24,211
ZaZa Energy Corp.*	2,235	1,681
		5,560,478

Paper & Forest Products - 0.7%
Boise Cascade Co.*	1,195	34,225
Clearwater Paper Corp.*	1,915	120,013
Deltic Timber Corp.	942	61,447
KapStone Paper and Packaging Corp.*	7,042	203,091
Louisiana-Pacific Corp.*	12,018	202,744
Neenah Paper, Inc.	1,287	66,564
PH Glatfelter Co.	3,701	100,741
Resolute Forest Products, Inc.*	6,020	120,942
Schweitzer-Mauduit International, Inc.	2,724	116,015
Wausau Paper Corp.	4,288	54,586
		1,080,368

Personal Products - 0.2%
Elizabeth Arden, Inc.*	2,269	66,958
Female Health Co.	1,851	14,364
Inter Parfums, Inc.	1,484	53,736
Lifevantage Corp.*	9,790	12,825
Medifast, Inc.*	1,179	34,297
Nature's Sunshine Products, Inc.	1,018	14,028
Nutraceutical International Corp.*	861	22,377
Revlon, Inc.*	936	23,915
Star Scientific, Inc.*	13,119	10,294
Synutra International, Inc.*	1,867	12,490
USANA Health Sciences, Inc.*	481	36,239
		301,523

Pharmaceuticals - 1.3%
AcelRx Pharmaceuticals, Inc.*	1,801	21,630
Aerie Pharmaceuticals, Inc.*	681	14,430
Akorn, Inc.*	5,120	112,640
Alimera Sciences, Inc.*	1,462	11,535
Ampio Pharmaceuticals, Inc.*	2,384	15,138
Aratana Therapeutics, Inc.*	569	10,561
Auxilium Pharmaceuticals, Inc.*	4,356	118,396
AVANIR Pharmaceuticals, Inc.*	12,837	47,112
BioDelivery Sciences International, Inc.*	3,214	27,126
Cempra, Inc.*	1,719	19,855
Corcept Therapeutics, Inc.*	3,942	17,187
Depomed, Inc.*	4,576	66,352
Endocyte, Inc.*	2,665	63,454
Forest Laboratories, Inc. (b)*	1,024	—
Hi-Tech Pharmacal Co., Inc.*	922	39,950
Horizon Pharma, Inc.*	4,443	67,178
Impax Laboratories, Inc.*	6,033	159,392
Lannett Co., Inc.*	1,646	58,795
Medicines Co.*	5,457	155,088
Nektar Therapeutics*	10,830	131,260
Omeros Corp.*	2,565	30,960
Omthera Pharmaceutical CVR (b)*	508	—
Pacira Pharmaceuticals, Inc.*	2,377	166,366
Pernix Therapeutics Holdings, Inc.*	1,511	8,084
Pozen, Inc.*	2,758	22,064
Prestige Brands Holdings, Inc.*	4,469	121,780
Questcor Pharmaceuticals, Inc.	4,474	290,497
Relypsa, Inc.*	535	15,948
Repros Therapeutics, Inc.*	1,982	35,161
Sagent Pharmaceuticals, Inc.*	1,439	33,629
Sciclone Pharmaceuticals, Inc.*	5,114	23,269
Sucampo Pharmaceuticals, Inc.*	729	5,212
Supernus Pharmaceuticals, Inc.*	1,284	11,479
TherapeuticsMD, Inc.*	6,731	42,473
Trius Therapeutics, Inc. (b)*	3,210	—
VIVUS, Inc.*	8,977	53,323
XenoPort, Inc.*	3,819	19,744
Zogenix, Inc.*	8,716	24,797
		2,061,865

Professional Services - 1.3%
Acacia Research Corp.	4,242	64,818
Barrett Business Services, Inc.	606	36,099
CBIZ, Inc.*	3,612	33,086
CDI Corp.	1,164	19,963
Corporate Executive Board Co.	2,899	215,193
CRA International, Inc.*	1,024	22,497
Exponent, Inc.	1,204	90,372
Franklin Covey Co.*	1,007	19,908
FTI Consulting, Inc.*	3,476	115,890
GP Strategies Corp.*	1,245	33,901
Heidrick & Struggles International, Inc.	1,525	30,607
Huron Consulting Group, Inc.*	2,037	129,105
ICF International, Inc.*	1,793	71,379
Insperity, Inc.	1,904	58,986
Kelly Services, Inc.	2,314	54,911
Kforce, Inc.	2,335	49,782
Korn/Ferry International*	4,288	127,654
Mistras Group, Inc.*	1,338	30,466
Navigant Consulting, Inc.*	4,439	82,832
Odyssey Marine Exploration, Inc.*	5,528	12,659
On Assignment, Inc.*	3,867	149,228
Pendrell Corp.*	12,424	22,736
Resources Connection, Inc.	3,518	49,569
RPX Corp.*	2,794	45,486
The Advisory Board Co.*	3,089	198,468
TrueBlue, Inc.*	3,417	99,982
VSE Corp.	430	22,661
WageWorks, Inc.*	2,152	120,749
		2,008,987

Real Estate Investment Trusts - 7.4%
Acadia Realty Trust	4,723	124,593
AG Mortgage Investment Trust, Inc.	2,395	41,936
Agree Realty Corp.	1,312	39,898
Alexander's, Inc.	180	64,978
Altisource Residential Corp.	4,881	154,044
American Assets Trust, Inc.	2,814	94,944
American Capital Mortgage Investment Corp.	4,660	87,468
American Realty Capital Properties, Inc.	40,614	569,408
American Residential Properties, Inc.*	1,182	21,252
AmREIT, Inc.	1,694	28,070
Anworth Mortgage Asset Corp.	12,353	61,271
Apollo Commercial Real Estate Finance, Inc.	3,180	52,883
Apollo Residential Mortgage, Inc.	2,739	44,454
Ares Commercial Real Estate Corp.	1,858	24,916
Armada Hoffler Properties, Inc.	1,639	16,456
ARMOUR Residential REIT, Inc.	32,262	132,919
Ashford Hospitality Prime, Inc.	1,578	23,859
Ashford Hospitality Trust, Inc.	5,319	59,945
Associated Estates Realty Corp.	4,985	84,446
Aviv REIT, Inc.	992	24,254
Campus Crest Communities, Inc.	5,690	49,389
Capstead Mortgage Corp.	8,425	106,660
Cedar Realty Trust, Inc.	5,667	34,625
Chambers Street Properties	20,468	159,036
Chatham Lodging Trust	2,316	46,830
Chesapeake Lodging Trust	4,308	110,845
Colony Financial, Inc.	6,738	147,899
Coresite Realty Corp.	1,850	57,350
Cousins Properties, Inc.	14,510	166,430
CubeSmart	11,488	197,134
CyrusOne, Inc.	1,676	34,911
CYS Investments, Inc.	13,964	115,343
DCT Industrial Trust, Inc.	27,318	215,266
DiamondRock Hospitality Co.	17,217	202,300
DuPont Fabros Technology, Inc.	5,521	132,890
Dynex Capital, Inc.	4,570	40,902
EastGroup Properties, Inc.	2,654	166,963
Education Realty Trust, Inc.	10,056	99,253
Ellington Residential Mortgage REIT	556	9,408
Empire State Realty Trust, Inc.	7,257	109,653
EPR Properties	4,456	237,906
Equity One, Inc.	5,192	115,989
Excel Trust, Inc.	3,973	50,378
FelCor Lodging Trust, Inc.	10,890	98,446
First Industrial Realty Trust, Inc.	9,496	183,463
First Potomac Realty Trust	5,123	66,189
Franklin Street Properties Corp.	7,763	97,814
Getty Realty Corp.	2,309	43,617
Gladstone Commercial Corp.	1,212	21,016
Glimcher Realty Trust	12,556	125,937
Government Properties Income Trust	4,714	118,793
Gramercy Property Trust, Inc.	5,120	26,419
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,271	18,239
Healthcare Realty Trust, Inc.	8,302	200,493
Hersha Hospitality Trust	17,467	101,833
Highwoods Properties, Inc.	7,914	303,977
Hudson Pacific Properties, Inc.	4,367	100,747
Inland Real Estate Corp.	7,356	77,606
Invesco Mortgage Capital, Inc.	10,755	177,135
Investors Real Estate Trust	8,714	78,252
iStar Financial, Inc.*	7,508	110,818
JAVELIN Mortgage Investment Corp.	1,156	15,502
Kite Realty Group Trust	11,509	69,054
LaSalle Hotel Properties	8,989	281,446
Lexington Realty Trust	15,553	169,683
LTC Properties, Inc.	3,077	115,788
Medical Properties Trust, Inc.	13,934	178,216
Monmouth Real Estate Investment Corp.	4,002	38,179
National Health Investors, Inc.	2,570	155,382
New Residential Investment Corp.	21,820	141,175
New York Mortgage Trust, Inc.	6,530	50,803
NorthStar Realty Finance Corp.	26,845	433,278
One Liberty Properties, Inc.	1,012	21,576
Parkway Properties, Inc.	4,863	88,750
Pebblebrook Hotel Trust	5,402	182,426
Pennsylvania Real Estate Investment Trust	6,022	108,697
Pennymac Mortgage Investment Trust	6,083	145,384
Physicians Realty Trust	1,772	24,666
Potlatch Corp.	3,492	135,105
PS Business Parks, Inc.	1,711	143,074
QTS Realty Trust, Inc.	1,241	31,137
RAIT Financial Trust	7,053	59,880
Ramco-Gershenson Properties Trust	5,863	95,567
Redwood Trust, Inc.	7,082	143,623
Resource Capital Corp.	11,065	61,632
Retail Opportunity Investments Corp.	6,329	94,555
Rexford Industrial Realty, Inc.	1,456	20,646
RLJ Lodging Trust	10,843	289,942
Rouse Properties, Inc.	1,994	34,377
Ryman Hospitality Properties, Inc.	3,804	161,746
Sabra Healthcare REIT, Inc.	3,180	88,690
Saul Centers, Inc.	656	31,068
Select Income REIT	1,889	57,180
Silver Bay Realty Trust Corp.	1,310	20,331
Sovran Self Storage, Inc.	2,695	197,948
STAG Industrial, Inc.	3,607	86,929
Strategic Hotels & Resorts, Inc.*	15,634	159,310
Summit Hotel Properties, Inc.	6,869	63,744
Sun Communities, Inc.	3,168	142,845
Sunstone Hotel Investors, Inc.	16,109	221,177
Terreno Realty Corp.	2,161	40,865
The GEO Group, Inc.	6,174	199,050
UMH Properties, Inc.	1,025	10,024
Universal Health Realty Income Trust	985	41,606
Urstadt Biddle Properties, Inc.	2,125	43,902
Washington Real Estate Investment Trust	5,735	136,952
Western Asset Mortgage Capital Corp.	2,299	35,956
Whitestone REIT	1,829	26,411
Winthrop Realty Trust	2,311	26,784
ZAIS Financial Corp.	499	8,313
		11,440,522

Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	3,712	157,983
AV Homes, Inc.*	824	14,906
Consolidated-Tomoka Land Co.	504	20,301
Forestar Group, Inc.*	3,184	56,675
Kennedy-Wilson Holdings, Inc.	5,624	126,597
RE/MAX Holdings, Inc.*	1,023	29,493
Tejon Ranch Co.*	1,147	38,803
		444,758

Road & Rail - 0.6%
Arkansas Best Corp.	2,213	81,770
Celadon Group, Inc.	1,805	43,392
Heartland Express, Inc.	3,964	89,943
Knight Transportation, Inc.	5,197	120,207
Marten Transport Ltd.	2,020	43,470
Patriot Transportation Holding, Inc.*	453	16,331
Quality Distribution, Inc.*	1,924	24,993
Roadrunner Transportation Systems, Inc.*	1,521	38,390
Saia, Inc.*	2,163	82,648
Swift Transportation Co.*	7,385	182,779
Universal Truckload Services, Inc.	475	13,727
Werner Enterprises, Inc.	3,982	101,581
YRC Worldwide, Inc.*	2,466	55,485
		894,716

Semiconductors & Semiconductor Equipment - 3.5%
Advanced Energy Industries, Inc.*	3,385	82,931
Alpha & Omega Semiconductor Ltd.*	1,207	8,883
Ambarella, Inc.*	1,595	42,602
Amkor Technology, Inc.*	5,531	37,943
Anadigics, Inc.*	6,771	11,511
Applied Micro Circuits Corp.*	6,307	62,439
ATMI, Inc.*	2,756	93,732
Axcelis Technologies, Inc.*	9,665	20,780
Brooks Automation, Inc.	5,690	62,192
Cabot Microelectronics Corp.*	2,121	93,324
Cavium, Inc.*	4,476	195,735
Ceva, Inc.*	1,987	34,892
Cirrus Logic, Inc.*	5,465	108,590
Cohu, Inc.	2,037	21,877
Cypress Semiconductor Corp.*	12,680	130,224
Diodes, Inc.*	3,196	83,479
DSP Group, Inc.*	1,705	14,731
Entegris, Inc.*	12,359	149,667
Entropic Communications, Inc.*	7,041	28,798
Exar Corp.*	3,348	40,009
Formfactor, Inc.*	4,374	27,950
GSI Technology, Inc.*	2,002	13,834
GT Advanced Technologies, Inc.*	11,822	201,565
Hittite Microwave Corp.	2,719	171,406
Inphi Corp.*	2,248	36,170
Integrated Device Technology, Inc.*	11,366	139,006
Integrated Silicon Solution, Inc.*	2,404	37,382
Intermolecular, Inc.*	1,487	4,164
International Rectifier Corp.*	5,989	164,099
Intersil Corp.	10,986	141,939
IXYS Corp.	2,094	23,767
Kopin Corp.*	6,180	23,360
Lattice Semiconductor Corp.*	10,150	79,576
LTX-Credence Corp.*	4,282	38,153
M/A-COM Technology Solutions Holdings, Inc.*	912	18,742
MaxLinear, Inc.*	1,994	18,903
Micrel, Inc.	4,448	49,284
Microsemi Corp.*	8,000	200,240
MKS Instruments, Inc.	4,730	141,380
Monolithic Power Systems, Inc.*	3,171	122,940
MoSys, Inc.*	4,055	18,410
Nanometrics, Inc.*	2,115	38,007
NeoPhotonics Corp.*	1,727	13,695
NVE Corp.*	408	23,272
Omnivision Technologies, Inc.*	4,679	82,818
PDF Solutions, Inc.*	2,096	38,084
Peregrine Semiconductor Corp.*	2,279	13,788
Pericom Semiconductor Corp.*	2,352	18,416
Photronics, Inc.*	5,437	46,378
PLX Technology, Inc.*	3,845	23,262
PMC - Sierra, Inc.*	17,595	133,898
Power Integrations, Inc.	2,555	168,068
Rambus, Inc.*	9,941	106,866
RF Micro Devices, Inc.*	25,044	197,347
Rubicon Technology, Inc.*	1,417	15,998
Rudolph Technologies, Inc.*	2,894	33,020
Semtech Corp.*	5,722	144,995
Sigma Designs, Inc.*	2,722	12,957
Silicon Image, Inc.*	7,111	49,066
Spansion, Inc.*	4,135	72,032
SunEdison, Inc.*	23,016	433,621
SunPower Corp.*	3,580	115,491
Supertex, Inc.*	1,019	33,607
Synaptics, Inc.*	2,801	168,116
Tessera Technologies, Inc.	4,394	103,830
TriQuint Semiconductor, Inc.*	14,079	188,518
Ultra Clean Holdings, Inc.*	2,008	26,405
Ultratech, Inc.*	2,360	68,888
Veeco Instruments, Inc.*	3,377	141,598
		5,508,650

Software - 3.7%
Accelrys, Inc.*	4,811	59,945
ACI Worldwide, Inc.*	3,436	203,377
Actuate Corp.*	4,437	26,711
Advent Software, Inc.	2,747	80,652
American Software, Inc.	1,795	18,255
Aspen Technology, Inc.*	8,096	342,947
AVG Technologies NV*	2,064	43,261
Barracuda Networks, Inc.*	367	12,456
Blackbaud, Inc.	4,064	127,203
Bottomline Technologies, Inc.*	3,347	117,647
BroadSoft, Inc.*	2,474	66,130
Callidus Software, Inc.*	3,294	41,241
Commvault Systems, Inc.*	4,022	261,229
Comverse, Inc.*	1,972	68,192
Covisint Corp.*	648	4,750
Cyan, Inc.*	690	2,946
Digimarc Corp.	626	19,656
Ebix, Inc.	2,498	42,641
Ellie Mae, Inc.*	2,233	64,400
EPIQ Systems, Inc.	2,837	38,668
ePlus, Inc.*	291	16,226
Fair Isaac Corp.	3,160	174,811
FleetMatics Group plc*	1,409	47,131
Gigamon, Inc.*	668	20,301
Glu Mobile, Inc.*	4,867	23,070
Guidance Software, Inc.*	1,234	13,648
Guidewire Software, Inc.*	4,216	206,795
Imperva, Inc.*	1,741	96,974
Infoblox, Inc.*	4,666	93,600
Interactive Intelligence Group, Inc.*	1,336	96,860
Jive Software, Inc.*	3,414	27,346
Manhattan Associates, Inc.*	6,712	235,121
Mavenir Systems, Inc.*	485	8,681
Mentor Graphics Corp.	8,386	184,660
MicroStrategy, Inc.*	767	88,504
Mitek Systems, Inc.*	1,917	7,419
Model N, Inc.*	700	7,077
Monotype Imaging Holdings, Inc.	3,293	99,251
Netscout Systems, Inc.*	3,122	117,325
Pegasystems, Inc.	1,548	54,675
Progress Software Corp.*	4,485	97,773
Proofpoint, Inc.*	1,881	69,747
PROS Holdings, Inc.*	1,967	61,980
PTC, Inc.*	10,333	366,098
QAD, Inc.	409	8,356
QLIK Technologies, Inc.*	7,504	199,531
Qualys, Inc.*	1,284	32,652
Rally Software Development Corp.*	595	7,961
RealPage, Inc.*	4,014	72,894
Rosetta Stone, Inc.*	971	10,895
Sapiens International Corp. NV*	1,230	9,975
Seachange International, Inc.*	2,824	29,483
Silver Spring Networks, Inc.*	511	8,881
SS&C Technologies Holdings, Inc.*	5,024	201,060
Synchronoss Technologies, Inc.*	2,488	85,314
Take-Two Interactive Software, Inc.*	7,040	154,387
Tangoe, Inc.*	2,685	49,914
TeleCommunication Systems, Inc.*	4,102	9,435
TeleNav, Inc.*	1,354	8,070
The Ultimate Software Group, Inc.*	2,388	327,156
TiVo, Inc.*	11,227	148,533
Tyler Technologies, Inc.*	2,775	232,212
VASCO Data Security International, Inc.*	2,346	17,689
Verint Systems, Inc.*	4,544	213,250
VirnetX Holding Corp.*	3,778	53,572
Vringo, Inc.*	5,782	20,064
		5,758,664

Specialty Retail - 2.9%
Aeropostale, Inc.*	7,078	35,532
America's Car-Mart, Inc.*	726	26,659
ANN, Inc.*	4,068	168,741
Asbury Automotive Group, Inc.*	2,688	148,673
Barnes & Noble, Inc.*	3,484	72,816
Bebe Stores, Inc.	3,035	18,574
Big 5 Sporting Goods Corp.	1,497	24,027
Body Central Corp.*	1,439	1,540
Brown Shoe Co., Inc.	3,799	100,825
Cato Corp.	2,436	65,869
Christopher & Banks Corp.*	3,132	20,703
Citi Trends, Inc.*	1,298	21,144
Conn's, Inc.*	1,935	75,175
Container Store Group, Inc.*	1,266	42,981
Destination Maternity Corp.	1,034	28,332
Destination XL Group, Inc.*	3,868	21,816
Express, Inc.*	7,361	116,893
Finish Line, Inc.	4,246	115,024
Five Below, Inc.*	2,828	120,133
Francesca's Holdings Corp.*	3,796	68,859
Genesco, Inc.*	2,071	154,434
Group 1 Automotive, Inc.	1,876	123,178
Haverty Furniture Co.'s, Inc.	1,689	50,163
hhgregg, Inc.*	1,366	13,127
Hibbett Sports, Inc.*	2,241	118,504
Jos A Bank Clothiers, Inc.*	2,506	161,136
Kirkland's, Inc.*	1,302	24,074
Lithia Motors, Inc.	1,914	127,204
Lumber Liquidators Holdings, Inc.*	2,369	222,212
MarineMax, Inc.*	2,047	31,094
Mattress Firm Holding Corp.*	1,158	55,387
Men's Wearhouse, Inc.	4,181	204,785
Monro Muffler, Inc.	2,782	158,240
New York & Co., Inc.*	1,850	8,122
Office Depot, Inc.*	42,292	174,666
Outerwall, Inc.*	2,195	159,137
Pacific Sunwear of California, Inc.*	3,981	11,824
Penske Automotive Group, Inc.	3,643	155,775
Pier 1 Imports, Inc.	8,174	154,325
RadioShack Corp.*	8,952	18,978
Rent-A-Center, Inc.	4,627	123,078
Restoration Hardware Holdings, Inc.*	1,525	112,225
Sears Hometown and Outlet Stores, Inc.*	746	17,643
Select Comfort Corp.*	4,799	86,766
Shoe Carnival, Inc.	1,423	32,786
Sonic Automotive, Inc.	3,358	75,488
Stage Stores, Inc.	2,907	71,076
Stein Mart, Inc.	2,386	33,428
Systemax, Inc.*	1,000	14,910
The Buckle, Inc.	2,409	110,332
The Childrens Place Retail Stores, Inc.	1,993	99,271
The Pep Boys-Manny, Moe & Jack*	4,589	58,372
Tile Shop Holdings, Inc.*	1,592	24,596
Tilly's, Inc.*	827	9,676
Trans World Entertainment Corp.	913	3,314
Vitamin Shoppe, Inc.*	2,651	125,976
West Marine, Inc.*	1,507	17,135
Wet Seal, Inc.*	7,596	10,027
Winmark Corp.	223	16,872
Zale Corp.*	2,800	58,548
Zumiez, Inc.*	1,972	47,801
		4,570,001

Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc.*	3,293	122,895
Electronics for Imaging, Inc.*	3,961	171,551
Fusion-io, Inc.*	6,558	68,990
Hutchinson Technology, Inc.*	2,019	5,714
Imation Corp.*	3,091	17,835
Immersion Corp.*	2,323	24,508
QLogic Corp.*	8,064	102,816
Quantum Corp.*	19,651	23,974
Silicon Graphics International Corp.*	2,677	32,873
Super Micro Computer, Inc.*	2,622	45,544
Violin Memory, Inc.*	1,643	6,572
		623,272

Textiles, Apparel & Luxury Goods - 1.3%
American Apparel, Inc.*	4,998	2,504
Columbia Sportswear Co.	1,104	91,246
CROCS, Inc.*	7,599	118,544
Culp, Inc.	785	15,496
G-III Apparel Group Ltd.*	1,447	103,576
Iconix Brand Group, Inc.*	4,543	178,404
Jones Group, Inc.	6,907	103,398
Kate Spade & Co.*	10,361	384,289
Movado Group, Inc.	1,614	73,518
Oxford Industries, Inc.	1,160	90,712
Perry Ellis International, Inc.*	933	12,819
Quiksilver, Inc.*	11,336	85,133
RG Barry Corp.	783	14,783
Skechers U.S.A., Inc.*	3,408	124,528
Steven Madden Ltd.*	5,304	190,838
Tumi Holdings, Inc.*	4,129	93,439
Unifi, Inc.*	1,199	27,661
Vera Bradley, Inc.*	1,814	48,960
Vince Holding Corp.*	1,013	26,703
Wolverine World Wide, Inc.	8,698	248,328
		2,034,879

Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	7,553	104,382
Banc of California, Inc.	1,409	17,288
Bank Mutual Corp.	4,721	29,931
BankFinancial Corp.	1,984	19,800
BBX Capital Corp.*	622	12,098
Beneficial Mutual Bancorp, Inc.*	2,733	36,048
Berkshire Hills Bancorp, Inc.	2,163	55,978
BofI Holding, Inc.*	1,051	90,123
Brookline Bancorp, Inc.	6,306	59,403
Capitol Federal Financial, Inc.	12,845	161,205
Charter Financial Corp.	1,962	21,209
Clifton Bancorp, Inc.*	836	9,798
Dime Community Bancshares, Inc.	2,830	48,053
Doral Financial Corp.*	523	4,540
ESB Financial Corp.	1,045	13,658
ESSA Bancorp, Inc.	931	10,120
Essent Group Ltd.*	1,997	44,853
EverBank Financial Corp.	6,941	136,946
Federal Agricultural Mortgage Corp., Class C	895	29,759
First Defiance Financial Corp.	799	21,669
First Federal Bancshares of Arkansas, Inc.*	313	2,870
First Financial Northwest, Inc.	1,441	14,626
Flagstar Bancorp, Inc.*	1,712	38,041
Fox Chase Bancorp, Inc.	1,196	20,153
Franklin Financial Corp.*	1,141	22,318
Hingham Institution for Savings	115	9,027
Home Bancorp, Inc.*	615	12,909
Home Loan Servicing Solutions, Ltd.	6,153	132,905
HomeStreet, Inc.	1,117	21,837
Kearny Financial Corp.*	1,413	20,884
Meridian Interstate Bancorp, Inc.*	838	21,428
Meta Financial Group, Inc.	474	21,259
MGIC Investment Corp.*	28,561	243,340
NASB Financial, Inc.	378	9,526
Northfield Bancorp, Inc.	5,019	64,544
Northwest Bancshares, Inc.	8,083	118,012
OceanFirst Financial Corp.	1,187	20,998
Oritani Financial Corp.	3,882	61,374
PennyMac Financial Services, Inc.*	1,102	18,337
Provident Financial Holdings, Inc.	876	13,508
Provident Financial Services, Inc.	5,242	96,296
Radian Group, Inc.	14,907	224,052
Rockville Financial, Inc.	2,425	32,956
Stonegate Mortgage Corp.*	719	10,684
Territorial Bancorp, Inc.	940	20,304
Tree.com, Inc.*	543	16,855
Trustco Bank Corp. NY	7,825	55,088
United Community Financial Corp.*	3,416	13,391
United Financial Bancorp, Inc.	1,552	28,541
Walker & Dunlop, Inc.*	1,420	23,217
Waterstone Financial, Inc.*	722	7,502
Westfield Financial, Inc.	1,965	14,639
WSFS Financial Corp.	686	49,001
		2,407,283

Tobacco - 0.2%
Alliance One International, Inc.*	7,793	22,755
Universal Corp.	2,013	112,507
Vector Group Ltd.	5,252	113,128
		248,390

Trading Companies & Distributors - 0.9%
Aceto Corp.	2,638	52,997
Aircastle Ltd.	5,904	114,419
Applied Industrial Technologies, Inc.	3,712	179,067
Beacon Roofing Supply, Inc.*	4,219	163,107
BlueLinx Holdings, Inc.*	2,953	3,839
CAI International, Inc.*	1,481	36,536
DXP Enterprises, Inc.*	857	81,355
H&E Equipment Services, Inc.*	2,568	103,876
Houston Wire & Cable Co.	1,646	21,612
Kaman Corp.	2,263	92,059
Rush Enterprises, Inc.*	2,992	97,180
Stock Building Supply Holdings, Inc.*	692	14,061
TAL International Group, Inc.*	2,919	125,138
Textainer Group Holdings Ltd.	1,837	70,302
Titan Machinery, Inc.*	1,521	23,834
Watsco, Inc.	2,215	221,301
		1,400,683

Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc.*	3,551	78,158

Water Utilities - 0.2%
American States Water Co.	3,246	104,813
Artesian Resources Corp.	490	11,006
California Water Service Group	4,144	99,207
Connecticut Water Service, Inc.	883	30,172
Consolidated Water Co., Inc.	1,510	19,902
Middlesex Water Co.	1,560	34,039
Pure Cycle Corp.*	1,485	8,984
SJW Corp.	1,344	39,729
York Water Co.	1,309	26,704
		374,556

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	1,422	9,641
Contra Leap Wireless (b)*	4,674	11,778
NII Holdings, Inc.*	14,834	17,652
NTELOS Holdings Corp.	1,286	17,361
RingCentral, Inc.*	760	13,756
Shenandoah Telecommunications Co.	2,077	67,066
USA Mobility, Inc.	1,934	35,141
		172,395

Total Equity Securities (Cost $100,921,928)		145,080,632

CLOSED-END FUNDS - 0.0%
Firsthand Technology Value Fund, Inc.*	770	16,440

Total Closed-End Funds (Cost $14,653)		16,440

EXCHANGE TRADED PRODUCTS - 4.1%
iShares Russell 2000 ETF	55,200	6,421,968

Total Exchange Traded Products (Cost $4,812,956)		6,421,968

U.S. TREASURY OBLIGATIONS - 0.3%	PRINCIPAL AMOUNT
United States Treasury Bills, 0.068%, 6/26/14^	$400,000	399,936

Total U.S. Treasury Obligations (Cost $399,935)		399,936

TIME DEPOSIT - 2.2%
State Street Bank Time Deposit, 0.083%, 4/1/14	3,455,812	3,455,812

Total Time Deposit (Cost $3,455,812)		3,455,812

TOTAL INVESTMENTS (Cost $109,605,284) - 100.1%		155,374,788
Other assets and liabilities, net - (0.1%)		(141,591)
NET ASSETS - 100%		$155,233,197

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index^	32	6/14	$3,745,600	($34,272)

(b) This security was valued under the direction of the Board of Directors. See Note A.

^ Futures collateralized by $400,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ETF: Exchange Traded Fund
LLC: Limited Liability Corporation
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

EQUITY SECURITIES - 97.2%	SHARES	VALUE
Australia - 7.6%
AGL Energy Ltd.	6,553	$92,289
ALS Ltd.	4,630	31,493
Alumina Ltd.*	30,495	33,816
Amcor Ltd.	14,162	136,548
AMP Ltd.	34,714	160,576
APA Group	9,809	58,503
Asciano Ltd.	11,448	55,235
ASX Ltd.	2,272	76,038
Aurizon Holdings Ltd.	23,830	113,847
Australia & New Zealand Banking Group Ltd.	32,202	989,669
Bank of Queensland Ltd.	3,847	45,949
Bendigo and Adelaide Bank Ltd.	4,916	52,002
BHP Billiton Ltd.	37,695	1,276,211
Boral Ltd.	9,345	49,004
Brambles Ltd.	18,323	157,448
Caltex Australia Ltd.	1,630	33,479
CFS Retail Property Trust Group	24,726	43,352
Coca-Cola Amatil Ltd.	6,721	68,776
Cochlear Ltd.	688	36,385
Commonwealth Bank of Australia	18,919	1,361,882
Computershare Ltd.	5,548	62,299
Crown Ltd.	4,702	72,560
CSL Ltd.	5,714	368,742
Dexus Property Group	54,321	53,409
Echo Entertainment Group Ltd.	9,471	21,534
Federation Centres Ltd.	17,237	37,736
Flight Centre Travel Group Ltd.	666	32,441
Fortescue Metals Group Ltd.	18,273	89,511
Goodman Group	20,172	88,526
GPT Group	19,658	66,735
Harvey Norman Holdings Ltd.	6,413	19,640
Iluka Resources Ltd.	5,055	46,496
Incitec Pivot Ltd.	19,116	52,516
Insurance Australia Group Ltd.	26,976	139,613
Leighton Holdings Ltd.	2,035	39,859
Lend Lease Group	6,430	70,713
Macquarie Group Ltd.	3,391	182,876
Metcash Ltd.	10,633	25,837
Mirvac Group	43,015	67,840
National Australia Bank Ltd.	27,575	908,809
Newcrest Mining Ltd.*	8,996	82,693
Orica Ltd.	4,321	87,730
Origin Energy Ltd.	12,925	171,377
Qantas Airways Ltd.*	13,263	13,617
QBE Insurance Group Ltd.	14,399	171,314
Ramsay Health Care Ltd.	1,541	68,807
Recall Holdings Ltd.*	1	3
Rio Tinto Ltd.	5,114	302,487
Santos Ltd.	11,409	142,910
Seek Ltd.	3,875	63,201
Sonic Healthcare Ltd.	4,465	71,551
SP AusNet	20,330	24,706
Stockland	27,062	94,152
Suncorp Group Ltd.	15,100	180,317
Sydney Airport	12,228	47,651
TABCORP Holdings Ltd.	8,994	28,501
Tatts Group Ltd.	16,936	45,572
Telstra Corp. Ltd.	51,115	241,107
Toll Holdings Ltd.	8,226	39,695
Transurban Group	16,569	111,592
Treasury Wine Estates Ltd.	7,814	25,594
Wesfarmers Ltd. PPS	13,418	512,822
Westfield Group	23,170	220,348
Westfield Retail Trust	34,966	96,653
Westpac Banking Corp.	36,490	1,170,273
Woodside Petroleum Ltd.	7,736	280,046
Woolworths Ltd.	14,723	487,922
WorleyParsons Ltd.	2,495	35,049
		12,137,884

Austria - 0.3%
Andritz AG	854	52,820
Erste Group Bank AG	3,026	103,579
IMMOFINANZ AG*	11,262	52,671
OMV AG	1,728	78,479
Raiffeisen Bank International AG	1,376	45,978
Telekom Austria AG	2,674	26,532
Vienna Insurance Group AG Wiener Versicherung Gruppe	463	22,866
Voestalpine AG	1,315	57,961
		440,886

Belgium - 1.2%
Ageas SA/NV	2,603	116,085
Anheuser-Busch InBev NV	9,432	991,390
Belgacom SA	1,785	56,020
Colruyt SA	915	50,514
Delhaize Group	1,202	88,082
Groupe Bruxelles Lambert SA	946	94,524
KBC Groep NV	2,936	180,927
Solvay SA	695	109,238
Telenet Group Holding NV	618	38,086
UCB SA	1,291	103,514
Umicore SA	1,338	68,308
		1,896,688

Denmark - 1.3%
AP Moeller - Maersk A/S:
Series A	6	69,353
Series B	15	180,332
Carlsberg A/S, Series B	1,255	125,060
Coloplast A/S	1,303	105,581
Danske Bank A/S	7,694	214,543
DSV A/S	2,112	68,245
Novo Nordisk A/S, Series B	23,371	1,066,154
Novozymes A/S, Series B	2,653	116,812
TDC A/S	9,530	88,079
Tryg A/S	296	29,270
William Demant Holding A/S*	307	26,298
		2,089,727

Finland - 0.9%
Elisa Oyj*	1,651	47,543
Fortum Oyj	5,213	118,511
Kone Oyj, Series B	3,665	153,920
Metso Oyj	1,543	50,431
Neste Oil Oyj	1,547	31,540
Nokia Oyj*	43,954	323,624
Nokian Renkaat Oyj	1,329	53,857
Orion Oyj, Class B	1,194	36,074
Pohjola Bank plc	1,673	37,243
Sampo Oyj	4,918	255,512
Stora Enso Oyj, Series R	6,459	69,186
UPM-Kymmene Oyj	6,212	106,377
Wartsila Oyj Abp	2,083	113,506
		1,397,324

France - 9.5%
Accor SA	1,868	95,755
Aeroports de Paris	358	44,662
Air Liquide SA	3,661	496,580
Alcatel-Lucent*	32,750	129,404
Alstom SA	2,535	69,330
Arkema SA	736	83,484
Atos SA	820	74,202
AXA SA	21,067	548,514
BNP Paribas SA	11,684	903,247
Bouygues	2,247	93,914
Bureau Veritas SA	2,592	79,451
Cap Gemini SA	1,680	127,376
Carrefour SA	7,222	279,860
Casino Guichard-Perrachon SA	662	78,910
CGG SA*	1,921	30,858
Christian Dior SA	639	123,190
Cie de Saint-Gobain	4,881	295,511
Cie Generale des Etablissements Michelin	2,196	275,075
CNP Assurances SA	2,072	43,908
Credit Agricole SA*	11,744	185,473
Danone SA	6,665	471,436
Dassault Systemes SA	740	86,738
Edenred	2,386	74,932
Electricite de France SA	2,838	112,389
Essilor International SA	2,402	242,718
Eurazeo SA	376	33,827
Eutelsat Communications SA	1,679	57,063
Fonciere Des Regions	342	31,673
GDF Suez	15,575	426,786
Gecina SA	265	35,249
Groupe Eurotunnel SA	6,455	82,472
Icade SA	430	42,582
Iliad SA	305	88,005
Imerys SA	409	36,359
JC Decaux SA	804	35,209
Kering SA	888	181,369
Klepierre SA	1,170	52,397
Lafarge SA	2,191	171,742
Lagardere SCA	1,345	53,462
Legrand SA	3,108	193,276
L'Oreal SA	2,838	468,200
LVMH Moet Hennessy Louis Vuitton SA	2,979	542,303
Natixis	10,879	79,955
Orange SA	21,762	321,813
Pernod-Ricard SA	2,492	290,331
Publicis Groupe	2,126	192,284
Remy Cointreau SA	307	24,661
Renault SA	2,256	219,798
Rexel SA	2,826	74,187
Safran SA	3,181	220,610
Sanofi SA	14,024	1,465,508
Schneider Electric SA	6,445	573,001
SCOR SE	1,802	63,141
Societe BIC SA	350	45,994
Societe Generale SA	8,436	520,764
Sodexo	1,106	116,111
Suez Environnement SA	3,293	66,902
Technip SA	1,194	123,279
Thales SA	1,068	70,904
Total SA	25,106	1,648,960
Unibail-Rodamco SE	1,141	296,677
Valeo SA	886	124,976
Vallourec SA	1,259	68,439
Veolia Environnement SA	4,187	83,035
Vinci SA	5,646	420,700
Vivendi	14,144	394,573
Wendel SA	388	60,361
Zodiac Aerospace	1,940	68,539
		15,214,394

Germany - 9.0%
adidas AG	2,455	265,967
Allianz SE	5,357	905,329
Axel Springer AG	477	30,551
BASF SE	10,780	1,198,053
Bayer AG	9,705	1,312,472
Bayerische Motoren Werke AG:
Common	3,886	490,539
Preferred	633	59,832
Beiersdorf AG	1,183	115,372
Brenntag AG	604	112,162
Celesio AG	532	18,182
Commerzbank AG*	11,358	208,968
Continental AG	1,291	309,359
Daimler AG	11,299	1,067,812
Deutsche Bank AG	11,965	535,203
Deutsche Boerse AG	2,265	180,245
Deutsche Lufthansa AG*	2,705	70,853
Deutsche Post AG	10,642	395,315
Deutsche Telekom AG	33,958	549,259
Deutsche Wohnen AG	3,385	72,614
E.ON SE	21,137	413,168
Fraport AG Frankfurt Airport Services Worldwide	445	33,279
Fresenius Medical Care AG & Co. KGaA	2,533	176,719
Fresenius SE & Co. KGaA	1,474	230,652
Fuchs Petrolub SE, Preferred	428	42,931
GEA Group AG	2,146	98,076
Hannover Rueck SE	707	63,232
HeidelbergCement AG	1,650	141,389
Henkel AG & Co. KGaA:
Common	1,524	153,194
Preferred	2,091	225,047
Hochtief AG	371	33,710
Hugo Boss AG	382	50,875
Infineon Technologies AG	12,688	151,386
K+S AG	2,021	66,382
Kabel Deutschland Holding AG	267	36,697
Lanxess AG	976	73,628
Linde AG	2,178	435,962
MAN SE	413	52,628
Merck KGAA	758	127,634
Metro AG	1,521	62,143
Muenchener Rueckversicherungs AG	2,104	459,654
OSRAM Licht AG*	982	63,776
Porsche Automobil Holding SE, Preferred	1,797	184,543
RTL Group SA	454	51,726
RWE AG	5,743	233,019
SAP AG	10,814	875,325
Siemens AG	9,306	1,252,382
Suedzucker AG	986	28,116
ThyssenKrupp AG*	5,313	142,629
United Internet AG	1,252	58,784
Volkswagen AG:
Common	346	87,698
Preferred	1,697	439,684
		14,444,155

Hong Kong - 2.8%
AIA Group Ltd.	141,359	671,596
ASM Pacific Technology Ltd.	2,892	28,261
Bank of East Asia Ltd.	14,778	57,896
BOC Hong Kong Holdings Ltd.	43,432	123,712
Cathay Pacific Airways Ltd.	14,249	26,549
Cheung Kong Holdings Ltd.	16,310	270,789
Cheung Kong Infrastructure Holdings Ltd.	7,533	48,320
CLP Holdings Ltd.	20,756	156,845
First Pacific Co. Ltd.	28,612	28,501
Galaxy Entertainment Group Ltd.*	24,754	216,343
Genting Singapore plc	71,758	76,288
Hang Lung Properties Ltd.	26,283	75,457
Hang Seng Bank Ltd.	8,975	142,940
Henderson Land Development Co. Ltd.	12,671	74,239
HKT Trust / HKT Ltd.	27,117	28,571
Hong Kong & China Gas Co. Ltd.	67,320	147,087
Hong Kong Exchanges and Clearing Ltd.	12,950	196,453
Hopewell Holdings	6,868	23,606
Hutchison Whampoa Ltd.	25,019	332,455
Hysan Development Co. Ltd.	7,705	33,532
Kerry Properties Ltd.	7,823	26,176
Li & Fung Ltd.	68,687	101,823
Link REIT	27,122	133,818
MGM China Holdings Ltd.	11,470	40,484
MTR Corp. Ltd.	17,012	63,123
New World Development Co. Ltd.:
Common	44,449	44,727
Rights (b)*	14,816	3,056
Noble Group Ltd.	51,651	48,858
NWS Holdings Ltd.	17,752	30,077
PCCW Ltd.	48,294	24,129
Power Assets Holdings Ltd.	16,282	141,444
Sands China Ltd.	28,389	212,786
Shangri-La Asia Ltd.	18,909	31,053
Sino Land Co.	35,908	52,991
SJM Holdings Ltd.	22,812	64,367
Sun Hung Kai Properties Ltd.	18,809	230,624
Swire Pacific Ltd.	7,971	92,947
Swire Properties Ltd.	14,127	40,564
Wharf Holdings Ltd.	17,781	113,832
Wheelock & Co. Ltd.	11,040	43,223
Wynn Macau Ltd.	18,265	75,686
Yue Yuen Industrial Holdings Ltd.	8,959	29,288
		4,404,516

Ireland - 0.4%
Bank of Ireland*	265,891	113,069
CRH plc	8,606	239,921
James Hardie Industries plc	5,204	69,211
Kerry Group plc	1,753	133,799
Ryanair Holdings plc*	2,271	23,846
		579,846

Israel - 0.5%
Bank Hapoalim BM	12,383	70,632
Bank Leumi Le-Israel BM*	14,700	57,378
Bezeq Israeli Telecommunication Corp. Ltd.	23,033	41,004
Delek Group Ltd.	48	19,165
Israel Chemicals Ltd.	5,378	46,998
Israel Corp. Ltd.*	32	17,848
Mizrahi Tefahot Bank Ltd.	1,513	20,695
NICE Systems Ltd.	696	31,020
Teva Pharmaceutical Industries Ltd.	9,999	527,133
		831,873

Italy - 2.4%
Assicurazioni Generali SpA	13,704	305,812
Atlantia SpA	4,361	112,289
Banca Monte dei Paschi di Siena SpA*	77,576	28,314
Enel Green Power SpA	20,539	57,722
Enel SpA	77,256	437,755
ENI SpA	29,857	749,788
Exor SpA	1,189	53,433
Fiat SpA*	10,275	119,584
Finmeccanica SpA*	4,886	48,399
Intesa Sanpaolo SpA	136,455	463,382
Luxottica Group SpA	1,961	113,397
Mediobanca SpA*	6,064	69,463
Pirelli & C. SpA	2,872	45,126
Prysmian SpA	2,392	59,690
Saipem SpA	3,107	75,914
Snam SpA	23,814	139,520
Telecom Italia SpA	118,106	139,435
Telecom Italia SpA - RSP	70,728	66,248
Terna Rete Elettrica Nazionale SpA	17,693	94,814
UniCredit SpA	50,960	466,496
Unione di Banche Italiane SCPA	10,054	94,936
UnipolSai SpA*	10,271	39,401
		3,780,918

Japan - 19.2%
ABC-Mart, Inc.	318	13,811
Acom Co. Ltd.*	4,728	15,120
Advantest Corp.	1,807	19,474
Aeon Co. Ltd.	7,378	83,244
Aeon Financial Service Co. Ltd.	1,321	29,797
Aeon Mall Co. Ltd.	1,359	34,946
Air Water, Inc.	1,799	24,906
Aisin Seiki Co. Ltd.	2,248	81,142
Ajinomoto Co., Inc.	6,861	98,494
Alfresa Holdings Corp.	496	32,350
Amada Co. Ltd.	4,308	30,313
ANA Holdings, Inc.	14,011	30,404
Aozora Bank Ltd.	12,950	36,935
Asahi Glass Co. Ltd.	11,839	68,678
Asahi Group Holdings Ltd.	4,540	127,630
Asahi Kasei Corp.	14,816	100,805
Asics Corp.	1,931	37,961
Astellas Pharma, Inc.	25,475	302,434
Bank of Kyoto Ltd.	3,891	32,150
Benesse Holdings, Inc.	865	33,080
Bridgestone Corp.	7,634	270,929
Brother Industries Ltd.	2,848	40,043
Calbee, Inc.	872	20,623
Canon, Inc.	13,306	412,674
Casio Computer Co. Ltd.	2,695	31,898
Central Japan Railway Co.	1,692	198,683
Chiba Bank Ltd.	8,734	53,874
Chiyoda Corp.	1,885	24,546
Chubu Electric Power Co., Inc.*	7,562	89,035
Chugai Pharmaceutical Co. Ltd.	2,627	67,129
Chugoku Bank Ltd.	1,904	25,418
Chugoku Electric Power Co., Inc.	3,584	49,974
Citizen Holdings Co. Ltd.	3,191	24,028
Coca-Cola West Co. Ltd.	737	12,875
Credit Saison Co. Ltd.	1,903	37,874
Dai Nippon Printing Co. Ltd.	6,577	63,081
Daicel Corp.	3,525	29,174
Daido Steel Co. Ltd.	3,410	17,051
Daihatsu Motor Co. Ltd.	2,320	41,012
Dai-ichi Life Insurance Co. Ltd.	9,976	145,003
Daiichi Sankyo Co. Ltd.	7,905	133,253
Daikin Industries Ltd.	2,752	154,226
Dainippon Sumitomo Pharma Co. Ltd.	1,921	30,541
Daito Trust Construction Co. Ltd.	851	78,797
Daiwa House Industry Co. Ltd.	6,976	118,355
Daiwa Securities Group, Inc.	19,505	169,769
Dena Co. Ltd.	1,274	23,024
Denso Corp.	5,706	273,764
Dentsu, Inc.	2,538	96,321
Don Quijote Co. Ltd.	654	33,804
East Japan Railway Co.	3,940	290,701
Eisai Co. Ltd.	2,958	115,295
Electric Power Development Co. Ltd.	1,407	39,773
FamilyMart Co. Ltd.	707	31,100
FANUC Corp.	2,248	396,657
Fast Retailing Co. Ltd.	622	225,653
Fuji Electric Co. Ltd.	6,760	30,189
Fuji Heavy Industries Ltd.	6,891	186,433
FUJIFILM Holdings Corp.	5,436	146,007
Fujitsu Ltd.	21,865	132,268
Fukuoka Financial Group, Inc.	9,343	38,417
Gree, Inc.	1,276	14,089
GungHo Online Entertainment, Inc.	4,100	22,373
Gunma Bank Ltd.	4,587	25,005
Hachijuni Bank Ltd.	5,033	28,617
Hakuhodo DY Holdings, Inc.	2,754	19,214
Hamamatsu Photonics KK	859	38,978
Hankyu Hanshin Holdings, Inc.	13,430	73,223
Hino Motors Ltd.	3,121	46,301
Hirose Electric Co. Ltd.	362	49,765
Hisamitsu Pharmaceutical Co., Inc.	746	33,717
Hitachi Chemical Co. Ltd.	1,257	17,120
Hitachi Construction Machinery Co. Ltd.	1,298	25,018
Hitachi High-Technologies Corp.	748	17,428
Hitachi Ltd.	56,729	418,787
Hitachi Metals Ltd.	2,330	33,158
Hokkaido Electric Power Co., Inc.*	2,209	18,689
Hokuhoku Financial Group, Inc.	13,872	26,643
Hokuriku Electric Power Co.	2,031	26,470
Honda Motor Co. Ltd.	19,134	674,206
HOYA Corp.	5,105	159,949
Hulic Co. Ltd.	3,231	44,235
Ibiden Co. Ltd.	1,366	26,911
Idemitsu Kosan Co. Ltd.	1,000	20,637
IHI Corp.	15,496	65,194
Iida Group Holdings Co. Ltd.	1,592	22,175
INPEX Corp.	10,297	133,641
Isetan Mitsukoshi Holdings Ltd.	4,290	53,476
Isuzu Motors Ltd.	13,941	80,859
ITOCHU Corp.	17,671	206,576
Itochu Techno-Solutions Corp.	301	12,745
Iyo Bank Ltd.	3,127	29,908
J Front Retailing Co. Ltd.	5,827	40,486
Japan Airlines Co. Ltd.	722	35,569
Japan Exchange Group, Inc.	2,899	70,729
Japan Petroleum Exploration Co.	345	11,487
Japan Prime Realty Investment Corp.	9	29,164
Japan Real Estate Investment Corp.	13	65,339
Japan Retail Fund Investment Corp.	27	53,231
Japan Steel Works Ltd.	3,812	17,108
Japan Tobacco, Inc.	12,910	405,674
JFE Holdings, Inc.	5,769	108,718
JGC Corp.	2,432	84,670
Joyo Bank Ltd.	8,071	40,267
JSR Corp.	2,155	39,963
JTEKT Corp.	2,479	36,844
JX Holdings, Inc.	26,360	126,997
Kajima Corp.	10,213	35,827
Kakaku.com, Inc.	1,773	28,839
Kamigumi Co. Ltd.	2,815	27,543
Kaneka Corp.	3,380	20,520
Kansai Electric Power Co., Inc.*	8,263	84,882
Kansai Paint Co. Ltd.	2,798	40,033
Kao Corp.	6,056	214,759
Kawasaki Heavy Industries Ltd.	16,679	61,454
KDDI Corp.	6,316	368,332
Keikyu Corp.	5,660	47,767
Keio Corp.	6,984	48,711
Keisei Electric Railway Co. Ltd.	3,330	28,910
Keyence Corp.	535	220,567
Kikkoman Corp.	1,905	35,963
Kinden Corp.	1,580	15,304
Kintetsu Corp.	21,258	75,701
Kirin Holdings Co. Ltd.	10,193	141,996
Kobe Steel Ltd.	30,090	40,224
Koito Manufacturing Co. Ltd.	1,164	19,708
Komatsu Ltd.	10,961	227,163
Konami Corp.	1,212	28,126
Konica Minolta, Inc.	5,616	52,417
Kubota Corp.	12,534	167,802
Kuraray Co. Ltd.	4,160	47,605
Kurita Water Industries Ltd.	1,290	28,006
Kyocera Corp.	3,817	172,200
Kyowa Hakko Kirin Co. Ltd.	2,784	29,699
Kyushu Electric Power Co., Inc.*	5,008	61,299
Lawson, Inc.	765	54,190
LIXIL Group Corp.	3,123	86,156
M3, Inc.	1,600	26,292
Mabuchi Motor Co. Ltd.	297	19,457
Makita Corp.	1,314	72,707
Marubeni Corp.	19,378	130,180
Marui Group Co. Ltd.	2,693	23,296
Maruichi Steel Tube Ltd.	567	14,672
Mazda Motor Corp.	31,683	140,602
McDonald’s Holdings Company (Japan), Ltd.	802	21,606
Medipal Holdings Corp.	1,623	24,833
MEIJI Holdings Co. Ltd.	737	46,534
Miraca Holdings, Inc.	673	29,495
Mitsubishi Chemical Holdings Corp.	15,911	66,210
Mitsubishi Corp.	16,496	306,559
Mitsubishi Electric Corp.	22,681	255,209
Mitsubishi Estate Co. Ltd.	14,687	350,267
Mitsubishi Gas Chemical Co., Inc.	4,670	26,343
Mitsubishi Heavy Industries Ltd.	35,636	207,871
Mitsubishi Logistics Corp.	1,486	20,691
Mitsubishi Materials Corp.	13,495	38,649
Mitsubishi Motors Corp.	7,399	77,469
Mitsubishi Tanabe Pharma Corp.	2,711	37,934
Mitsubishi UFJ Financial Group, Inc.	149,615	822,492
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,030	34,449
Mitsui & Co. Ltd.	20,395	288,442
Mitsui Chemicals, Inc.	9,872	24,225
Mitsui Fudosan Co. Ltd.	9,827	299,800
Mitsui OSK Lines Ltd.	12,742	49,675
Mizuho Financial Group, Inc.	269,849	533,564
MS&AD Insurance Group Holdings, Inc.	5,946	136,255
Murata Manufacturing Co. Ltd.	2,379	224,362
Nabtesco Corp.	1,316	30,460
Namco Bandai Holdings, Inc.	2,144	50,743
NEC Corp.	28,143	86,486
Nexon Co. Ltd.	1,318	11,110
NGK Insulators Ltd.	3,071	63,999
NGK Spark Plug Co. Ltd.	2,159	48,524
NHK Spring Co. Ltd.	1,915	17,756
Nidec Corp.	2,382	144,937
Nikon Corp.	3,999	64,422
Nintendo Co. Ltd.	1,247	148,846
Nippon Building Fund, Inc.	16	83,677
Nippon Electric Glass Co. Ltd.	4,506	23,205
Nippon Express Co. Ltd.	9,619	47,102
Nippon Meat Packers, Inc.	2,068	30,952
Nippon Paint Co. Ltd.	2,075	31,447
Nippon Prologis REIT, Inc.	15	30,302
Nippon Steel & Sumitomo Metal Corp.	89,230	243,810
Nippon Telegraph & Telephone Corp.	4,402	239,781
Nippon Yusen KK	18,961	55,495
Nishi-Nippon City Bank Ltd.	8,177	18,381
Nissan Motor Co. Ltd.	29,182	260,272
Nisshin Seifun Group, Inc.	2,500	27,500
Nissin Foods Holdings Co. Ltd.	709	32,009
Nitori Holdings Co. Ltd.	800	34,712
Nitto Denko Corp.	1,937	93,483
NKSJ Holdings, Inc.	3,899	100,236
NOK Corp.	1,149	18,784
Nomura Holdings, Inc.	42,621	273,519
Nomura Real Estate Holdings, Inc.	1,496	28,558
Nomura Research Institute Ltd.	1,222	38,602
NSK Ltd.	5,499	56,594
NTT Data Corp.	1,481	57,625
NTT DoCoMo, Inc.	17,931	283,009
NTT Urban Development Corp.	1,390	13,088
Obayashi Corp.	7,840	44,229
Odakyu Electric Railway Co. Ltd.	7,352	63,736
Oji Holdings Corp.	9,638	43,175
Olympus Corp.*	2,815	90,859
Omron Corp.	2,399	98,949
Ono Pharmaceutical Co. Ltd.	968	84,437
Oracle Corp. Japan	460	20,847
Oriental Land Co. Ltd.	586	89,223
ORIX Corp.	15,225	214,294
Osaka Gas Co. Ltd.	22,007	83,436
Otsuka Corp.	191	24,982
Otsuka Holdings Co. Ltd.	4,255	127,306
Panasonic Corp.	25,912	296,243
Park24 Co. Ltd.	1,182	22,485
Rakuten, Inc.	8,541	113,989
Resona Holdings, Inc.	25,914	125,353
Ricoh Co. Ltd.	7,868	91,354
Rinnai Corp.	408	35,860
Rohm Co. Ltd.	1,131	50,484
Sankyo Co. Ltd.	648	27,296
Sanrio Co. Ltd.	537	18,114
Santen Pharmaceutical Co. Ltd.	896	39,770
SBI Holdings, Inc.	2,439	29,394
Secom Co. Ltd.	2,464	142,095
Sega Sammy Holdings, Inc.	2,187	48,988
Seiko Epson Corp.	1,524	47,799
Sekisui Chemical Co. Ltd.	4,999	51,983
Sekisui House Ltd.	6,355	78,908
Seven & I Holdings Co. Ltd.	8,843	338,003
Seven Bank Ltd.	7,189	28,218
Sharp Corp.*	17,970	54,685
Shikoku Electric Power Co., Inc.*	2,154	29,243
Shimadzu Corp.	2,859	25,437
Shimamura Co. Ltd.	267	23,122
Shimano, Inc.	925	93,068
Shimizu Corp.	7,140	37,005
Shin-Etsu Chemical Co. Ltd.	4,818	275,565
Shinsei Bank Ltd.	19,925	39,177
Shionogi & Co. Ltd.	3,503	64,942
Shiseido Co. Ltd.	4,225	74,389
Shizuoka Bank Ltd.	6,635	64,806
Showa Denko KK	18,076	25,594
Showa Shell Sekiyu KK	2,275	20,347
SMC Corp.	606	159,795
Softbank Corp.	11,273	852,019
Sojitz Corp.	15,111	25,769
Sony Corp.	12,190	232,877
Sony Financial Holdings, Inc.	2,100	34,417
Stanley Electric Co. Ltd.	1,729	38,369
Sumco Corp.	1,400	10,873
Sumitomo Chemical Co. Ltd.	17,486	64,539
Sumitomo Corp.	13,210	168,244
Sumitomo Electric Industries Ltd.	8,852	131,793
Sumitomo Heavy Industries Ltd.	6,678	27,299
Sumitomo Metal Mining Co. Ltd.	6,143	77,158
Sumitomo Mitsui Financial Group, Inc.	14,936	638,029
Sumitomo Mitsui Trust Holdings, Inc.	38,942	175,977
Sumitomo Realty & Development Co. Ltd.	4,190	164,091
Sumitomo Rubber Industries, Inc.	2,064	26,420
Suntory Beverage & Food Ltd.	1,632	56,290
Suruga Bank Ltd.	2,181	38,416
Suzuken Co. Ltd.	850	32,920
Suzuki Motor Corp.	4,280	111,734
Sysmex Corp.	1,748	56,204
T&D Holdings, Inc.	6,798	80,855
Taiheiyo Cement Corp.	14,198	51,200
Taisei Corp.	11,702	52,276
Taisho Pharmaceutical Holdings Co. Ltd.	380	30,793
Taiyo Nippon Sanso Corp.	2,920	22,966
Takashimaya Co. Ltd.	3,195	29,990
Takeda Pharmaceutical Co. Ltd.	9,268	439,695
TDK Corp.	1,444	60,319
Teijin Ltd.	11,295	28,023
Terumo Corp.	3,564	77,865
The Bank of Yokohama Ltd.	13,838	69,122
The Hiroshima Bank Ltd.	6,039	25,381
THK Co. Ltd.	1,373	30,818
Tobu Railway Co. Ltd.	11,992	58,050
Toho Co. Ltd.	1,369	27,630
Toho Gas Co. Ltd.	4,944	26,956
Tohoku Electric Power Co., Inc.	5,312	54,757
Tokio Marine Holdings, Inc.	8,128	244,201
Tokyo Electric Power Co., Inc.*	16,975	68,787
Tokyo Electron Ltd.	2,013	123,853
Tokyo Gas Co. Ltd.	28,070	142,628
Tokyo Tatemono Co. Ltd.	4,967	42,593
Tokyu Corp.	13,346	82,194
Tokyu Fudosan Holdings Corp.	6,017	44,880
TonenGeneral Sekiyu KK	3,412	30,141
Toppan Printing Co. Ltd.	6,755	48,407
Toray Industries, Inc.	17,233	113,985
Toshiba Corp.	47,249	200,136
TOTO Ltd.	3,406	47,243
Toyo Seikan Group Holdings Ltd.	1,972	32,036
Toyo Suisan Kaisha Ltd.	1,071	35,778
Toyoda Gosei Co. Ltd.	784	15,049
Toyota Boshoku Corp.	793	8,047
Toyota Industries Corp.	1,912	91,883
Toyota Motor Corp.	32,375	1,825,917
Toyota Tsusho Corp.	2,493	63,317
Trend Micro, Inc.	1,270	39,345
Tsumura & Co.	726	17,524
Ube Industries Ltd.	12,823	23,602
Unicharm Corp.	1,335	71,627
United Urban Investment Corp.	27	39,722
USS Co. Ltd.	2,647	37,179
West Japan Railway Co.	1,916	78,274
Yahoo! Japan Corp.	16,877	82,752
Yakult Honsha Co. Ltd.	1,062	53,347
Yamada Denki Co. Ltd.	11,086	36,978
Yamaguchi Financial Group, Inc.	2,553	23,000
Yamaha Corp.	1,905	24,543
Yamaha Motor Co. Ltd.	3,378	53,837
Yamato Holdings Co. Ltd.	4,331	93,443
Yamato Kogyo Co. Ltd.	505	15,830
Yamazaki Baking Co. Ltd.	1,329	15,748
Yaskawa Electric Corp.	2,589	35,787
Yokogawa Electric Corp.	2,594	41,910
Yokohama Rubber Co. Ltd.	2,482	23,336
		30,673,544

Luxembourg - 0.3%
ArcelorMittal	11,727	189,981
Millicom International Cellular SA (SDR)	776	78,959
ProSiebenSat.1 Media AG	2,568	117,772
SES SA (FDR)	3,566	133,146
		519,858

Netherlands - 4.9%
Aegon NV	21,264	195,601
Airbus Group NV	6,888	493,968
Akzo Nobel NV	2,814	230,564
ASML Holding NV	4,195	388,378
CNH Industrial NV*	11,081	127,681
Corio NV	827	37,822
Delta Lloyd NV	2,251	62,474
Fugro NV (CVA)	850	52,330
Gemalto NV	929	108,411
Heineken Holding NV	1,183	76,404
Heineken NV	2,704	188,424
ING Groep NV (CVA)*	45,063	640,462
Koninklijke Ahold NV	10,920	219,508
Koninklijke Boskalis Westminster NV	940	51,827
Koninklijke DSM NV	1,809	124,245
Koninklijke KPN NV*	37,589	133,013
Koninklijke Philips NV	11,007	387,222
Koninklijke Vopak NV	848	47,384
OCI NV*	1,095	49,717
QIAGEN NV*	2,690	56,418
Randstad Holding NV	1,457	85,503
Reed Elsevier NV	8,149	176,342
Royal Dutch Shell plc:
Series A	45,312	1,656,500
Series B	29,098	1,135,347
Tenaris SA	5,542	122,640
TNT Express NV	5,116	50,390
Unilever NV (CVA)	19,119	786,122
Wolters Kluwer NV	3,543	100,071
Ziggo NV	1,760	78,221
		7,862,989

New Zealand - 0.1%
Auckland International Airport Ltd.*	12,777	42,269
Contact Energy Ltd.	4,427	20,455
Fletcher Building Ltd.	8,073	66,843
Ryman Healthcare Ltd.	4,489	34,213
Telecom Corp. of New Zealand Ltd.	21,940	46,486
		210,266

Norway - 0.8%
Aker Solutions ASA	1,985	30,896
DnB ASA	11,470	199,507
Gjensidige Forsikring ASA	2,414	49,076
Norsk Hydro ASA	15,784	78,790
Orkla ASA	8,969	76,423
Seadrill Ltd.	4,406	155,454
StatoilHydro ASA	13,098	369,767
Telenor ASA	8,010	177,409
Yara International ASA	2,124	93,779
		1,231,101

Portugal - 0.2%
Banco Espirito Santo SA*	21,831	40,997
Energias de Portugal SA	23,556	109,537
Galp Energia SGPS SA, B Shares	4,073	70,420
Jeronimo Martins SGPS SA	2,954	49,618
Portugal Telecom SGPS SA	7,577	32,271
		302,843

Singapore - 1.3%
Ascendas Real Estate Investment Trust	24,625	44,212
CapitaCommercial Trust	24,179	28,573
CapitaLand Ltd.	30,080	69,212
CapitaMall Trust	29,225	43,877
CapitaMalls Asia Ltd.	16,451	23,386
City Developments Ltd.	4,940	39,734
ComfortDelgro Corp. Ltd.	24,293	38,363
DBS Group Holdings Ltd.	20,126	259,019
Global Logistic Properties Ltd.	36,310	76,425
Golden Agri-Resources Ltd.	85,253	39,024
Hutchison Port Holdings Trust	63,108	41,078
Jardine Cycle & Carriage Ltd.	1,288	46,547
Keppel Corp. Ltd.	16,972	146,800
Keppel Land Ltd.	8,399	22,487
Olam International Ltd.	17,694	31,278
Oversea-Chinese Banking Corp. Ltd. (b)	30,291	229,838
SembCorp Industries Ltd.	11,870	51,854
SembCorp Marine Ltd.	10,093	32,470
Singapore Airlines Ltd.	6,519	54,342
Singapore Exchange Ltd.	10,062	55,472
Singapore Press Holdings Ltd.	19,317	64,456
Singapore Technologies Engineering Ltd.	18,225	55,408
Singapore Telecommunications Ltd.	93,564	271,959
StarHub Ltd.	7,273	24,303
United Overseas Bank Ltd.	14,934	257,507
UOL Group Ltd.	5,580	27,745
Wilmar International Ltd.	22,546	62,057
Yangzijiang Shipbuilding Holdings Ltd.	23,165	19,917
		2,157,343

Spain - 3.5%
Abertis Infraestructuras SA	4,518	103,270
ACS Actividades de Construccion y Servicios SA	2,064	81,190
Amadeus IT Holding SA	4,465	185,663
Banco Bilbao Vizcaya Argentaria SA:
Common	67,909	817,066
Rights*	67,909	15,904
Banco de Sabadell SA	40,246	124,476
Banco Popular Espanol SA	19,460	147,270
Banco Santander SA	135,414	1,293,100
Bankia SA*	47,312	100,043
CaixaBank	20,600	132,700
Distribuidora Internacional de Alimentacion SA	6,953	63,637
Enagas SA	2,241	68,205
Ferrovial SA	4,735	102,829
Gas Natural SDG SA	4,110	115,720
Grifols SA	1,750	96,076
Iberdrola SA	56,269	393,905
Inditex SA	2,560	384,780
International Consolidated Airlines Group SA, OTC*	11,972	83,546
Mapfre SA	12,967	54,750
Red Electrica de Espana SA	1,270	103,328
Repsol SA	10,205	260,772
Telefonica Deutschland Holding AG	3,371	26,868
Telefonica SA	48,073	761,201
Zardoya Otis SA	2,012	34,328
		5,550,627

Sweden - 3.2%
Alfa Laval AB	3,692	100,168
Assa Abloy AB, Series B	3,921	209,310
Atlas Copco AB:
Series A	7,881	227,954
Series B	4,579	125,494
Boliden AB	3,302	50,151
Electrolux AB, Series B	2,823	61,577
Elekta AB, Series B	4,325	57,599
Getinge AB, Series B	2,349	66,171
Hennes & Mauritz AB, B Shares	11,143	474,631
Hexagon AB, B Shares	2,787	94,840
Husqvarna AB, Series B	4,876	34,044
Industrivarden AB, C Shares	1,487	28,835
Investment AB Kinnevik, Series B	2,624	96,943
Investor AB, Series B	5,345	193,547
Lundin Petroleum AB*	2,687	55,199
Nordea Bank AB	35,650	506,041
Sandvik AB	12,514	177,211
Scania AB, Series B	3,755	110,389
Securitas AB, Series B	3,780	43,855
Skandinaviska Enskilda Banken AB	17,828	244,442
Skanska AB, Series B	4,459	105,105
SKF AB, Series B	4,645	119,003
Svenska Cellulosa AB SCA, Series B	6,887	202,666
Svenska Handelsbanken AB	5,858	294,257
Swedbank AB	10,629	284,897
Swedish Match AB	2,370	77,389
Tele2 AB, B Shares	3,845	47,651
Telefonaktiebolaget LM Ericsson, Series B	35,718	475,622
TeliaSonera AB	27,952	210,868
Volvo AB, Series B	17,913	284,104
		5,059,963

Switzerland - 9.5%
ABB Ltd.*	25,809	668,167
Actelion Ltd.*	1,199	113,677
Adecco SA*	1,554	129,598
Aryzta AG*	1,023	90,436
Baloise Holding AG	557	70,031
Barry Callebaut AG*	26	35,065
Cie Financiere Richemont SA	6,126	586,511
Coca-Cola HBC AG*	2,351	58,586
Credit Suisse Group AG*	17,789	575,976
EMS-Chemie Holding AG	98	37,135
Geberit AG	443	145,234
Givaudan SA*	108	167,209
Glencore Xstrata plc*	124,537	642,455
Holcim Ltd.*	2,687	223,104
Julius Baer Group Ltd.*	2,626	116,711
Kuehne + Nagel International AG	633	88,669
Lindt & Spruengli AG:
Participation Certificate	10	49,565
Registered Shares	1	58,869
Lonza Group AG*	621	63,519
Nestle SA	37,849	2,851,556
Novartis AG	26,998	2,292,827
Pargesa Holding SA	326	28,221
Partners Group Holding AG	203	57,082
Roche Holding AG	8,245	2,478,056
Schindler Holding AG:
Participation Certificates	541	79,906
Registered Shares	259	38,050
SGS SA	64	158,079
Sika AG	25	102,325
Sonova Holding AG*	591	86,453
STMicroelectronics NV*	7,481	69,280
Sulzer AG	289	39,765
Swatch Group AG:
Bearer Shares	361	226,863
Registered Shares	509	59,075
Swiss Life Holding AG*	376	92,401
Swiss Prime Site AG*	652	55,453
Swiss Re AG*	4,133	383,447
Swisscom AG	273	167,622
Syngenta AG	1,093	414,533
Transocean Ltd.*	4,232	174,598
UBS AG*	42,835	884,270
Zurich Insurance Group AG*	1,747	536,795
		15,197,174

United Kingdom - 18.3%
3i Group plc	11,403	75,733
Aberdeen Asset Management plc	11,259	73,413
Admiral Group plc	2,268	54,054
Aggreko plc	3,157	79,161
AMEC plc	3,491	65,370
Anglo American plc	16,363	417,374
Antofagasta plc	4,628	64,577
ARM Holdings plc	16,434	277,153
ASOS plc*	636	55,062
Associated British Foods plc	4,181	193,906
AstraZeneca plc	14,734	954,775
Aviva plc	34,587	275,506
Babcock International Group plc	4,249	95,529
BAE Systems plc	37,769	262,416
Barclays plc	179,555	700,461
BG Group plc	40,011	746,307
BHP Billiton plc	24,789	765,270
BP plc	218,886	1,753,120
British American Tobacco plc	22,171	1,234,497
British Land Co. plc	11,185	122,105
British Sky Broadcasting Group plc	12,098	184,410
BT Group plc	92,812	590,767
Bunzl plc	3,914	104,343
Burberry Group plc	5,204	121,305
Capita plc	7,733	141,555
Carnival plc*	2,156	82,279
Centrica plc	59,834	329,537
Cobham plc	12,659	63,209
Compass Group plc	21,094	322,441
Croda International plc	1,593	67,841
Diageo plc	29,461	914,485
Direct Line Insurance Group plc	13,204	52,344
easyJet plc	1,861	53,275
Experian plc	11,743	211,840
Fresnillo plc	2,224	31,315
G4S plc	18,210	73,454
GKN plc	19,248	125,317
GlaxoSmithKline plc	57,062	1,520,294
Hammerson plc	8,366	77,359
Hargreaves Lansdown plc	2,505	60,937
HSBC Holdings plc	220,050	2,228,305
ICAP plc	6,633	41,820
IMI plc	3,144	76,508
Imperial Tobacco Group plc	11,344	458,809
Inmarsat plc	5,261	63,775
InterContinental Hotels Group plc	3,041	97,889
Intertek Group plc	1,893	97,160
Intu Properties plc:
REIT	8,082	38,056
Rights*	2,309	3,657
Investec plc	6,942	56,199
ITV plc	44,883	143,566
J Sainsbury plc	14,506	76,535
Johnson Matthey plc	2,405	131,270
Kingfisher plc	27,851	196,090
Land Securities Group plc	9,233	157,362
Legal & General Group plc	69,444	237,350
Lloyds TSB Group plc*	586,348	736,040
London Stock Exchange Group plc	2,068	68,003
Marks & Spencer Group plc	18,969	142,925
Meggitt plc	9,338	74,867
Melrose Industries plc	12,579	62,344
National Grid plc	43,781	601,368
Next plc	1,819	200,564
Old Mutual plc	57,475	193,008
Pearson plc	9,606	170,363
Persimmon plc*	3,572	80,191
Petrofac Ltd.	3,044	73,202
Prudential plc	30,038	636,407
Randgold Resources Ltd.	1,028	77,109
Reckitt Benckiser Group plc	7,603	619,702
Reed Elsevier plc	13,713	209,732
Resolution Ltd.	16,644	82,999
Rexam plc	9,292	75,522
Rio Tinto plc	14,922	832,294
Rolls-Royce Holdings plc*	22,068	395,911
Royal Bank of Scotland Group plc*	25,416	132,044
Royal Mail plc*	7,629	71,685
RSA Insurance Group plc:
Common	43,185	64,475
Rights*	16,194	9,046
SABMiller plc	11,298	564,384
Sage Group plc	12,873	89,719
Schroders plc	1,193	51,755
Segro plc	8,961	49,664
Serco Group plc	6,027	42,302
Severn Trent plc	2,804	85,216
Shire plc	6,899	339,520
Smith & Nephew plc	10,489	158,938
Smiths Group plc	4,627	98,245
SSE plc	11,340	278,092
Standard Chartered plc	28,480	595,708
Standard Life plc	27,893	175,796
Subsea 7 SA	3,096	57,515
Tate & Lyle plc	5,466	60,912
Tesco plc	94,885	467,693
The Weir Group plc	2,501	105,917
Travis Perkins plc	2,877	90,705
TUI Travel plc	5,399	39,461
Tullow Oil plc	10,679	133,426
Unilever plc	15,063	643,416
United Utilities Group plc	8,003	105,268
Vodafone Group plc	310,266	1,142,399
Whitbread plc	2,121	147,154
William Hill plc	10,178	57,912
William Morrison Supermarkets plc	26,030	92,531
Wolseley plc	3,116	177,703
WPP plc	15,786	326,618
		29,286,217

United States - 0.0%
REA Group Ltd.	633	28,632
Sky Deutschland AG*	5,276	45,496
		74,128

Total Equity Securities (Cost $118,475,338)		155,344,264

EXCHANGE TRADED PRODUCTS - 2.0%
iShares MSCI EAFE ETF	48,353	3,247,871

Total Exchange Traded Products (Cost $3,247,190)		3,247,871

TIME DEPOSIT - 0.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 4/1/14	$190,119	190,119

Total Time Deposit (Cost $190,119)		190,119

TOTAL INVESTMENTS (Cost $121,912,647) - 99.3%		158,782,254
Other assets and liabilities, net - 0.7%		1,109,031
NET ASSETS - 100%		$159,891,285

(b) This security was valued under the direction of the Board of Directors. See Note A.

* Non-income producing security.

Abbreviations:
CVA: Certificaten Van Aandelen
ETF: Exchange Traded Fund
FDR: Fiduciary Depositary Receipts
plc: Public Limited Company
REIT: Real Estate Investment Trust
SDR: Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

EQUITY SECURITIES - 98.1%	SHARES	VALUE
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	2,938	$153,922
Expeditors International of Washington, Inc.	3,983	157,846
		311,768

Automobiles - 0.6%
Tesla Motors, Inc.*	2,390	498,196

Beverages - 0.3%
Monster Beverage Corp.*	3,256	226,129

Biotechnology - 9.9%
Alexion Pharmaceuticals, Inc.*	3,799	577,942
Amgen, Inc.	14,596	1,800,271
Biogen Idec, Inc.*	4,575	1,399,355
Celgene Corp.*	7,986	1,114,846
Gilead Sciences, Inc.*	29,706	2,104,967
Regeneron Pharmaceuticals, Inc.*	1,887	566,628
Vertex Pharmaceuticals, Inc.*	4,529	320,291
		7,884,300

Chemicals - 0.3%
Sigma-Aldrich Corp.	2,319	216,548

Commercial Services & Supplies - 0.2%
Stericycle, Inc.*	1,661	188,723

Communications Equipment - 6.4%
Cisco Systems, Inc.	103,544	2,320,421
F5 Networks, Inc.*	1,504	160,371
QUALCOMM, Inc.	32,731	2,581,167
		5,061,959

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	8,466	945,483
Whole Foods Market, Inc.	7,210	365,619
		1,311,102

Food Products - 2.7%
Keurig Green Mountain, Inc.	2,883	304,416
Kraft Foods Group, Inc.	11,545	647,674
Mondelez International, Inc.	33,980	1,174,009
		2,126,099

Health Care Equipment & Supplies - 0.4%
Intuitive Surgical, Inc.*	738	323,237

Health Care Providers & Services - 2.0%
Catamaran Corp.*	4,035	180,607
Express Scripts Holding Co.*	15,604	1,171,704
Henry Schein, Inc.*	1,663	198,512
		1,550,823

Health Care Technology - 0.5%
Cerner Corp.*	6,653	374,231

Hotels, Restaurants & Leisure - 2.3%
Marriott International, Inc.	5,800	324,916
Starbucks Corp.	14,601	1,071,421
Wynn Resorts Ltd.	1,960	435,414
		1,831,751

Household Durables - 0.3%
Garmin Ltd.	3,782	208,993

Internet & Catalog Retail - 6.6%
Amazon.com, Inc.*	8,869	2,984,596
Expedia, Inc.	2,278	165,155
Liberty Interactive Corp.*	9,291	268,231
Netflix, Inc.*	1,148	404,130
The Priceline Group, Inc.*	996	1,187,122
TripAdvisor, Inc.*	2,505	226,928
		5,236,162

Internet Software & Services - 14.4%
Akamai Technologies, Inc.*	3,486	202,920
Baidu, Inc. (ADR)*	5,339	813,557
eBay, Inc.*	25,083	1,385,585
Equinix, Inc.*	959	177,262
Facebook, Inc.*	36,297	2,186,531
Google, Inc.*	5,362	5,976,003
Yahoo!, Inc.*	19,655	705,614
		11,447,472

IT Services - 2.4%
Automatic Data Processing, Inc.	9,328	720,681
Cognizant Technology Solutions Corp.*	11,726	593,453
Fiserv, Inc.*	4,990	282,883
Paychex, Inc.	7,076	301,438
		1,898,455

Leisure Products - 0.3%
Mattel, Inc.	6,557	263,001

Life Sciences - Tools & Services - 0.5%
Illumina, Inc.*	2,449	364,068

Machinery - 0.6%
PACCAR, Inc.	6,861	462,706

Media - 7.5%
Charter Communications, Inc.*	2,018	248,618
Comcast Corp.	41,393	2,070,478
DIRECTV*	10,171	777,268
Discovery Communications, Inc.*	2,839	234,785
DISH Network Corp.*	4,250	264,393
Liberty Global plc*	4,294	178,630
Liberty Media Corp.*	2,022	264,336
Sirius XM Holdings, Inc.*	118,878	380,410
Twenty-First Century Fox, Inc.	28,697	917,443
Viacom, Inc., Class B	7,651	650,258
		5,986,619

Multiline Retail - 0.3%
Dollar Tree, Inc.*	4,032	210,390

Pharmaceuticals - 0.5%
Mylan, Inc.*	7,418	362,221

Professional Services - 0.2%
Verisk Analytics, Inc.*	3,260	195,470

Semiconductors & Semiconductor Equipment - 8.8%
Altera Corp.	6,280	227,587
Analog Devices, Inc.	6,027	320,275
Applied Materials, Inc.	23,305	475,888
Avago Technologies Ltd.	4,838	311,616
Broadcom Corp.	10,036	315,933
Intel Corp.	96,334	2,486,380
KLA-Tencor Corp.	3,264	225,673
Linear Technology Corp.	4,568	222,416
Maxim Integrated Products, Inc.	5,479	181,464
Micron Technology, Inc.*	20,441	483,634
NVIDIA Corp.	11,005	197,100
NXP Semiconductor NV*	4,770	280,524
Texas Instruments, Inc.	21,208	999,957
Xilinx, Inc.	5,241	284,429
		7,012,876

Software - 11.6%
Activision Blizzard, Inc.	13,489	275,715
Adobe Systems, Inc.*	9,682	636,495
Autodesk, Inc.*	4,392	215,999
CA, Inc.	8,749	270,956
Check Point Software Technologies Ltd.*	3,806	257,400
Citrix Systems, Inc.*	3,612	207,437
Intuit, Inc.	5,520	429,070
Microsoft Corp.	161,738	6,629,641
Symantec Corp.	13,486	269,315
		9,192,028

Specialty Retail - 1.5%
Bed Bath & Beyond, Inc.*	4,161	286,277
O'Reilly Automotive, Inc.*	2,079	308,503
Ross Stores, Inc.	4,198	300,367
Staples, Inc.	12,665	143,621
Tractor Supply Co.	2,705	191,054
		1,229,822

Technology Hardware, Storage & Peripherals - 13.5%
Apple, Inc.	17,429	9,354,841
NetApp, Inc.	6,603	243,651
SanDisk Corp.	4,377	355,369
Seagate Technology plc	6,322	355,043
Western Digital Corp.	4,583	420,811
		10,729,715

Trading Companies & Distributors - 0.4%
Fastenal Co.	5,749	283,541

Wireless Telecommunication Services - 1.1%
SBA Communications Corp.*	2,494	226,854
VimpelCom Ltd. (ADR)	32,010	289,051
Vodafone Group plc (ADR)	10,436	384,149
		900,054

Total Equity Securities (Cost $43,690,301)		77,888,459

EXCHANGE TRADED PRODUCTS - 0.5%
Powershares QQQ Trust, Series 1	4,800	420,864

Total Exchange Traded Products (Cost $391,244)		420,864

TIME DEPOSIT - 1.2%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 4/1/14	$932,665	932,665

Total Time Deposit (Cost $932,665)		932,665

U.S. TREASURY OBLIGATIONS - 0.3%
United States Treasury Bills, 0.068%, 6/26/14^	200,000	199,968

Total U.S. Treasury Obligations (Cost $199,968)		199,968

TOTAL INVESTMENTS (Cost $45,214,178) - 100.1%		79,441,956
Other assets and liabilities, net - (0.1%)		(50,635)
NET ASSETS - 100%		$79,391,321

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	16	6/14	$1,147,600	($38,096)

* Non-income producing security.

^ Futures collateralized by $200,000 par value of U.S. Treasury Bills.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

ASSET-BACKED SECURITIES - 0.0%	PRINCIPAL AMOUNT	VALUE
Citibank Omni Master Trust, 4.90%, 11/15/18 (e)	$100,000	$102,753

Total Asset-Backed Securities (Cost $105,622)		102,753

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Banc of America Commercial Mortgage Trust, 5.601%, 4/10/49 (r)	550,000	607,473
DBUBS Mortgage Trust:
3.386%, 7/10/44 (e)	500,000	522,231
3.742%, 11/10/46 (e)	867,852	908,190
Morgan Stanley Capital I Trust, 3.476%, 6/15/44 (e)	500,000	522,868

Total Commercial Mortgage-Backed Securities (Cost $2,390,444)		2,560,762

CORPORATE BONDS - 23.3%
Alcoa, Inc., 5.72%, 2/23/19	149,000	161,776
American Express Credit Corp., 2.75%, 9/15/15	200,000	206,080
Amgen, Inc., 4.10%, 6/15/21	700,000	740,569
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (e)	800,000	884,417
Bank of America Corp.:
5.65%, 5/1/18	250,000	282,607
3.30%, 1/11/23	950,000	915,885
Bank of New York Mellon Corp., 1.30%, 1/25/18	850,000	834,361
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/20	500,000	506,804
4.30%, 5/15/43	1,000,000	955,789
BorgWarner, Inc., 5.75%, 11/1/16	500,000	552,589
BP Capital Markets plc:
2.50%, 11/6/22	500,000	466,196
2.75%, 5/10/23	1,000,000	937,889
British Telecommunications plc, 1.625%, 6/28/16	300,000	303,934
CA, Inc., 5.375%, 12/1/19	100,000	111,827
Caterpillar Financial Services Corp., 1.25%, 11/6/17	650,000	645,039
Cigna Corp., 4.00%, 2/15/22	300,000	311,084
Cintas Corp. No. 2, 3.25%, 6/1/22	200,000	196,131
Citigroup, Inc.:
1.75%, 5/1/18	450,000	442,114
6.125%, 5/15/18	200,000	229,865
3.375%, 3/1/23	750,000	725,284
Colonial Pipeline Co., 6.58%, 8/28/32 (e)	100,000	124,310
Commonwealth Edison Co., 4.70%, 1/15/44	900,000	942,049
Connecticut Light & Power Co., 5.65%, 5/1/18	200,000	227,089
Deere & Co., 6.55%, 10/1/28	250,000	311,304
DIRECTV Holdings LLC, 5.20%, 3/15/20	1,000,000	1,094,993
Discovery Communications LLC, 5.05%, 6/1/20	200,000	221,931
Emerson Electric Co., 4.75%, 10/15/15	200,000	212,617
Enbridge Energy Partners LP, 5.20%, 3/15/20	200,000	218,324
Energizer Holdings, Inc., 4.70%, 5/19/21	700,000	733,443
Energy Transfer Partners LP, 4.65%, 6/1/21	1,000,000	1,051,245
Ensco plc, 4.70%, 3/15/21	700,000	752,110
EOG Resources, Inc., 2.625%, 3/15/23	750,000	708,556
Equifax, Inc., 3.30%, 12/15/22	350,000	335,259
Florida Gas Transmission Co. LLC, 3.875%, 7/15/22 (e)	600,000	604,143
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	1,000,000	1,008,432
GATX Corp., 4.85%, 6/1/21	700,000	755,945
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	200,000	215,077
5.375%, 3/15/20	150,000	167,361
HCP, Inc., 2.625%, 2/1/20	700,000	683,788
Health Care REIT, Inc., 5.25%, 1/15/22	800,000	881,195
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,000,000	968,421
Intel Corp., 1.35%, 12/15/17	750,000	744,920
John Deere Capital Corp., 1.20%, 10/10/17	250,000	249,152
JPMorgan Chase & Co.:
4.50%, 1/24/22	400,000	431,233
3.375%, 5/1/23	700,000	662,633
Kennametal, Inc., 2.65%, 11/1/19	950,000	931,038
Kimco Realty Corp., 4.30%, 2/1/18	300,000	322,752
L-3 Communications Corp.:
5.20%, 10/15/19	200,000	218,317
4.75%, 7/15/20	800,000	838,367
Liberty Property LP, 3.375%, 6/15/23	250,000	235,950
Lockheed Martin Corp., 4.85%, 9/15/41	1,000,000	1,050,599
McCormick & Company, Inc., 3.90%, 7/15/21	500,000	526,576
Monongahela Power Co., 5.40%, 12/15/43 (e)	900,000	987,024
Morgan Stanley:
5.95%, 12/28/17	950,000	1,084,449
4.10%, 5/22/23	500,000	494,932
NYSE Euronext, 2.00%, 10/5/17	450,000	457,364
Omnicom Group, Inc., 4.45%, 8/15/20	500,000	533,306
Oracle Corp.:
5.75%, 4/15/18	250,000	287,813
2.375%, 1/15/19	900,000	910,722
Pearson Funding Two plc, 4.00%, 5/17/16 (e)	250,000	264,297
Petroleos Mexicanos, 6.375%, 1/23/45 (e)	1,000,000	1,078,750
PNC Bank NA, 2.70%, 11/1/22	850,000	798,502
Post Apartment Homes LP, 3.375%, 12/1/22	950,000	901,217
Precision Castparts Corp., 1.25%, 1/15/18	750,000	737,367
Public Service Co. of Colorado, 2.25%, 9/15/22	250,000	233,342
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	942,285
Rio Tinto Finance USA Ltd.:
2.25%, 9/20/16	400,000	411,249
3.75%, 9/20/21	400,000	411,968
Rowan Co.'s, Inc., 4.75%, 1/15/24	1,500,000	1,517,823
Stanley Black & Decker, Inc., 2.90%, 11/1/22	500,000	477,770
Teck Resources Ltd., 4.75%, 1/15/22	400,000	409,796
Texas Eastern Transmission LP, 2.80%, 10/15/22 (e)	400,000	370,402
The Mosaic Co., 5.625%, 11/15/43	400,000	429,573
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	509,252
Time Warner, Inc., 4.875%, 3/15/20	100,000	110,252
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	315,234
US Bank, 4.95%, 10/30/14	100,000	102,620
VF Corp., 3.50%, 9/1/21	400,000	411,650
Wal-Mart Stores, Inc.:
6.50%, 8/15/37	250,000	323,708
4.00%, 4/11/43	500,000	465,374
WellPoint, Inc., 3.70%, 8/15/21	800,000	816,867
Yum! Brands, Inc., 3.75%, 11/1/21	1,000,000	1,012,532

Total Corporate Bonds (Cost $45,631,642)		46,646,809

SOVEREIGN GOVERNMENT BONDS - 0.3%
Mexico Government International Bond, 5.55%, 1/21/45	500,000	531,250

Total Sovereign Government Bonds (Cost $497,366)		531,250

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 9.8%
Fannie Mae:
4.875%, 12/15/16	1,000,000	1,108,776
6.25%, 5/15/29	1,600,000	2,103,918
Federal Home Loan Bank, 4.875%, 5/17/17	1,000,000	1,118,554
Freddie Mac:
2.00%, 8/25/16	1,000,000	1,032,467
5.00%, 2/16/17	1,000,000	1,116,345
5.125%, 11/17/17	1,000,000	1,137,045
4.875%, 6/13/18	4,000,000	4,551,248
3.75%, 3/27/19	3,200,000	3,490,410
1.375%, 5/1/20	1,200,000	1,143,515
2.375%, 1/13/22	1,500,000	1,469,230
6.75%, 3/15/31	1,000,000	1,392,195

Total U.S. Government Agencies and Instrumentalities (Cost $19,211,926)		19,663,703

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 30.5%
Fannie Mae:
5.00%, 12/1/16	122,095	129,761
5.00%, 11/1/17	19,045	20,254
5.50%, 8/1/18	80,217	86,115
4.61%, 12/1/19	470,121	481,422
5.00%, 6/1/20	43,178	45,948
6.50%, 4/1/23	48,060	50,276
3.50%, 5/1/26	917,815	962,610
2.50%, 12/1/27	818,491	813,998
4.50%, 5/1/31	779,872	843,390
6.50%, 8/1/32	92,069	103,398
5.50%, 7/1/33	96,467	107,273
5.50%, 7/1/33	211,475	233,627
6.00%, 8/1/33	56,596	63,596
5.50%, 11/1/33	123,298	137,079
5.50%, 3/1/34	235,199	261,437
6.00%, 6/1/34	131,138	145,955
5.00%, 7/1/34	224,863	245,536
5.00%, 10/1/34	192,581	210,109
5.50%, 3/1/35	262,949	292,271
5.50%, 6/1/35	162,616	179,253
5.50%, 9/1/35	133,463	147,955
5.50%, 2/1/36	60,737	67,024
5.50%, 4/1/36	350,246	374,835
5.00%, 7/1/36	960,388	1,050,149
6.50%, 9/1/36	181,579	203,693
5.50%, 11/1/36	91,745	101,445
6.00%, 8/1/37	919,460	1,024,619
6.00%, 5/1/38	100,897	112,196
5.50%, 6/1/38	130,660	144,028
6.00%, 7/1/38	577,086	647,693
2.383%, 9/1/38 (r)	593,375	631,121
4.00%, 3/1/39	200,396	208,275
4.50%, 5/1/40	857,850	919,974
4.50%, 7/1/40	422,504	451,077
4.50%, 10/1/40	1,570,295	1,676,252
3.50%, 2/1/41	941,093	947,459
4.00%, 2/1/41	1,271,111	1,321,199
3.50%, 3/1/41	977,734	984,349
4.00%, 3/1/41	569,252	591,764
3.50%, 3/1/42	1,659,274	1,671,395
4.00%, 7/1/42	1,005,781	1,045,473
4.00%, 8/1/42	1,300,093	1,341,852
3.50%, 12/1/42	1,783,290	1,796,338
3.00%, 1/1/43	1,818,156	1,757,139
3.00%, 5/1/43	2,701,542	2,610,879
3.00%, 8/1/43	3,170,233	3,063,841
3.00%, 8/1/43	2,045,110	1,976,477
3.50%, 8/1/43	1,867,933	1,861,866
Freddie Mac:
4.50%, 9/1/18	89,620	94,783
5.00%, 11/1/20	93,819	99,760
4.00%, 3/1/25	795,920	842,708
3.50%, 11/1/25	740,244	776,704
3.50%, 7/1/26	550,584	576,262
2.50%, 3/1/28	273,275	273,423
5.00%, 2/1/33	54,108	58,762
5.00%, 4/1/35	109,132	118,862
5.00%, 12/1/35	247,828	269,594
6.00%, 8/1/36	82,439	92,116
5.00%, 10/1/36	472,440	513,306
6.50%, 10/1/37	81,859	88,714
5.00%, 1/1/38	969,048	1,051,308
5.00%, 7/1/39	335,611	365,491
4.00%, 11/1/39	796,702	826,777
4.50%, 1/1/40	376,513	401,537
5.00%, 1/1/40	1,340,489	1,471,839
4.50%, 4/1/40	904,771	965,149
6.00%, 4/1/40	180,271	200,001
4.50%, 5/1/40	322,028	345,042
4.50%, 5/1/40	716,193	764,165
4.00%, 2/1/41	534,433	554,642
4.50%, 6/1/41	526,209	561,390
3.50%, 10/1/41	1,131,038	1,137,579
3.00%, 7/1/42	542,021	523,290
3.50%, 7/1/42	1,351,247	1,359,061
3.00%, 1/1/43	1,759,055	1,698,265
Ginnie Mae:
4.50%, 7/20/33	390,133	424,361
5.50%, 7/20/34	183,591	205,116
6.00%, 11/20/37	264,963	300,254
6.00%, 10/15/38	1,178,771	1,321,318
5.00%, 12/15/38	518,549	566,834
5.00%, 5/15/39	680,314	747,520
4.50%, 10/15/39	496,504	537,783
5.00%, 10/15/39	811,946	893,024
4.50%, 8/15/40	1,464,360	1,586,055
4.00%, 12/20/40	1,487,037	1,567,891
4.00%, 11/20/41	1,158,518	1,219,124
4.00%, 8/20/42	1,329,329	1,398,828

Total U.S. Government Agency Mortgage-Backed Securities (Cost $60,786,761)		60,942,313

U.S. TREASURY OBLIGATIONS - 33.9%
United States Treasury Bonds:
8.125%, 5/15/21	1,000,000	1,387,500
8.00%, 11/15/21	1,000,000	1,394,375
6.25%, 8/15/23	1,000,000	1,305,312
5.50%, 8/15/28	1,000,000	1,279,219
5.375%, 2/15/31	2,000,000	2,558,438
4.50%, 2/15/36	1,000,000	1,173,750
4.375%, 11/15/39	1,000,000	1,154,375
3.875%, 8/15/40	1,000,000	1,065,938
4.375%, 5/15/41	2,000,000	2,311,876
3.125%, 11/15/41	1,000,000	926,875
3.00%, 5/15/42	1,000,000	901,562
United States Treasury Notes:
2.375%, 10/31/14	1,000,000	1,013,242
2.25%, 1/31/15	1,000,000	1,017,656
2.375%, 2/28/15	2,000,000	2,040,624
2.50%, 4/30/15	1,000,000	1,025,195
2.125%, 5/31/15	2,000,000	2,045,468
1.75%, 7/31/15	1,000,000	1,020,820
1.25%, 8/31/15	2,000,000	2,029,688
1.25%, 10/31/15	1,000,000	1,015,469
4.50%, 11/15/15	1,000,000	1,068,086
2.00%, 1/31/16	2,000,000	2,059,688
2.375%, 3/31/16	1,000,000	1,038,750
2.00%, 4/30/16	2,000,000	2,063,124
1.50%, 7/31/16	1,000,000	1,021,172
4.875%, 8/15/16	2,000,000	2,201,250
2.75%, 11/30/16	1,000,000	1,052,734
0.875%, 1/31/17	2,000,000	2,002,500
3.00%, 2/28/17	1,000,000	1,061,172
4.50%, 5/15/17	2,000,000	2,216,562
2.375%, 7/31/17	1,000,000	1,042,266
1.875%, 9/30/17	2,000,000	2,048,750
4.25%, 11/15/17	1,000,000	1,107,891
2.625%, 1/31/18	1,000,000	1,049,688
3.50%, 2/15/18	2,000,000	2,164,844
2.375%, 5/31/18	1,000,000	1,038,203
4.00%, 8/15/18	2,000,000	2,213,438
3.75%, 11/15/18	1,000,000	1,096,250
3.125%, 5/15/19	2,000,000	2,133,282
3.625%, 8/15/19	1,000,000	1,091,797
3.375%, 11/15/19	2,000,000	2,156,718
3.625%, 2/15/20	1,000,000	1,091,250
2.625%, 8/15/20	2,000,000	2,056,718
2.625%, 11/15/20	1,000,000	1,025,781
3.625%, 2/15/21	1,000,000	1,087,812
3.125%, 5/15/21	1,000,000	1,053,281
1.75%, 5/15/22	1,000,000	943,594
1.625%, 11/15/22	1,000,000	925,391

Total U.S. Treasury Obligations (Cost $67,025,716)		67,779,374

TIME DEPOSIT - 0.3%
State Street Bank Time Deposit, 0.083%, 4/1/14	633,190	633,190

Total Time Deposit (Cost $633,190)		633,190

TOTAL INVESTMENTS (Cost $196,282,667) - 99.4%		198,860,154
Other assets and liabilities, net - 0.6%		1,159,576
NET ASSETS - 100%		$200,019,730

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

EXCHANGE TRADED PRODUCTS - 95.7%	SHARES	VALUE
iShares Core S&P Mid-Cap ETF	3,400	$467,364
iShares Core Total US Bond Market ETF	21,800	2,353,310
iShares North American Natural Resources ETF	3,400	150,654
iShares Russell 2000 ETF	1,700	197,778
iShares S&P 500 Growth ETF	4,700	469,248
iShares S&P 500 Value ETF	5,300	460,570
iShares S&P Mid-Cap 400 Growth ETF	600	91,752
iShares S&P Mid-Cap 400 Value ETF	700	84,294
iShares TIPS Bond ETF	5,100	571,710
Powershares QQQ Trust, Series 1	4,100	359,488
SPDR Barclays High Yield Bond ETF	24,300	1,003,833
Vanguard FTSE Developed Markets ETF	24,500	1,011,115
Vanguard FTSE Emerging Markets ETF	2,600	105,508
Vanguard REIT ETF	1,600	112,992
Vanguard S&P 500 ETF	7,800	1,336,530
Vanguard Short-Term Corporate Bond ETF	7,000	559,860
Vanguard Total Bond Market ETF	15,300	1,242,207
Vanguard Total International Stock ETF	4,600	240,120

Total Exchange Traded Products (Cost $10,574,434)		10,818,333

TIME DEPOSIT - 4.0%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 4/1/14	$446,340	446,340

Total Time Deposit (Cost $446,340)		446,340

TOTAL INVESTMENTS (Cost $11,020,774) - 99.7%		11,264,673
Other assets and liabilities, net - 0.3%		33,765
NET ASSETS - 100%		$11,298,438

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
MSCI EAFE Mini Index	2	6/14	$189,500	$6,285
E-Mini S&P 500 Index	6	6/14	559,380	9,506
Total Purchased				$15,791

Abbreviations:
ETF: Exchange Traded Fund
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

EXCHANGE TRADED PRODUCTS - 94.8%	SHARES	VALUE
iShares Core S&P Mid-Cap ETF	6,400	$879,744
iShares Core Total US Bond Market ETF	34,600	3,735,070
iShares North American Natural Resources ETF	7,300	323,463
iShares Russell 2000 ETF	3,700	430,458
iShares S&P 500 Growth ETF	10,100	1,008,384
iShares S&P 500 Value ETF	12,300	1,068,870
iShares S&P Mid-Cap 400 Growth ETF	2,300	351,716
iShares S&P Mid-Cap 400 Value ETF	2,900	349,218
iShares TIPS Bond ETF	3,200	358,720
Powershares QQQ Trust, Series 1	7,900	692,672
SPDR Barclays High Yield Bond ETF	27,600	1,140,156
Vanguard FTSE Developed Markets ETF	46,400	1,914,928
Vanguard FTSE Emerging Markets ETF	3,600	146,088
Vanguard REIT ETF	2,300	162,426
Vanguard S&P 500 ETF	14,400	2,467,440
Vanguard Short-Term Corporate Bond ETF	12,600	1,007,748
Vanguard Total International Stock ETF	12,100	631,620

Total Exchange Traded Products (Cost $16,022,615)		16,668,721

TIME DEPOSIT - 4.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 4/1/14	$712,661	712,661

Total Time Deposit (Cost $712,661)		712,661

TOTAL INVESTMENTS (Cost $16,735,276) - 98.9%		17,381,382
Other assets and liabilities, net - 1.1%		194,119
NET ASSETS - 100%		$17,575,501

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
MSCI EAFE Mini Index	3	6/14	$284,250	$9,458
E-Mini S&P 500 Index	9	6/14	839,070	14,258
Total Purchased				$23,716

Abbreviations:
ETF: Exchange Traded Fund
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2014

EXCHANGE TRADED PRODUCTS - 95.3%	SHARES	VALUE
iShares Core S&P Mid-Cap ETF	16,100	$2,213,106
iShares Core Total US Bond Market ETF	36,500	3,940,175
iShares North American Natural Resources ETF	16,300	722,253
iShares Russell 2000 ETF	12,600	1,465,884
iShares S&P 500 Growth ETF	24,800	2,476,032
iShares S&P 500 Value ETF	28,900	2,511,410
iShares S&P Mid-Cap 400 Growth ETF	5,000	764,600
iShares S&P Mid-Cap 400 Value ETF	5,900	710,478
iShares TIPS Bond ETF	6,400	717,440
Powershares QQQ Trust, Series 1	20,700	1,814,976
SPDR Barclays High Yield Bond ETF	34,600	1,429,326
Vanguard FTSE Developed Markets ETF	114,500	4,725,415
Vanguard FTSE Emerging Markets ETF	18,100	734,498
Vanguard REIT ETF	10,300	727,386
Vanguard S&P 500 ETF	47,300	8,104,855
Vanguard Short-Term Corporate Bond ETF	4,500	359,910
Vanguard Total International Stock ETF	27,900	1,456,380

Total Exchange Traded Products (Cost $33,205,072)		34,874,124

TIME DEPOSIT - 5.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.083%, 4/1/14	$1,861,130	1,861,130

Total Time Deposit (Cost $1,861,130)		1,861,130

TOTAL INVESTMENTS (Cost $35,066,202) - 100.4%		36,735,254
Other assets and liabilities, net - (0.4%)		(142,879)
NET ASSETS - 100%		$36,592,375

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 400 Index	3	6/14	$412,470	$4,438
MSCI EAFE Mini Index	5	6/14	473,750	15,589
E-Mini Russell 2000 Index	2	6/14	234,100	(1,212)
E-Mini S&P 500 Index	12	6/14	1,118,760	16,446
Total Purchased				$35,261

Abbreviations:
ETF: Exchange Traded Fund
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Products, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund is comprised of twelve separate portfolios. Calvert VP SRI Large Cap Value, Calvert VP Inflation Protected Plus, Calvert VP S&P 500 Index, Calvert VP Investment Grade Bond Index, Calvert VP S&P MidCap 400 Index, Calvert VP Russell 2000 Small Cap Index, Calvert VP EAFE International Index Portfolios, Calvert VP Volatility Managed Moderate, Calvert VP Volatility Managed Moderate Growth, and Calvert VP Volatility Managed Growth Portfolios are registered as diversified portfolios.  Calvert VP Natural Resources and Calvert VP Nasdaq 100 Index Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Fund are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.  Calvert VP SRI Large Cap Value, Calvert VP Natural Resources, Calvert VP Inflation Protected Plus, Calvert VP S&P 500 Index, Calvert VP Nasdaq 100 Index, and Calvert VP Investment Grade Bond Index Portfolios offer only one class of shares which is not subject to Distribution Plan expenses.  Calvert VP Volatility Managed Moderate, Calvert VP Volatility Managed Moderate Growth, and Calvert VP Volatility Managed Growth Portfolios offer only one class of shares (Class F) which is subject to Distribution Plan expenses.  Calvert VP S&P MidCap 400 Index, Calvert VP Russell 2000 Small Cap Index, and Calvert VP EAFE International Index Portfolios offer both Class I and Class F shares.  Class F shares are subject to Distribution Plan expenses, while Class I shares are not.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval, and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  The Calvert VP EAFE International Index Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Exchange traded products and closed-end funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, commercial mortgage-backed securities and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the Fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

Securities valued at the following amounts were fair valued in good faith under the direction of the Board as of March 31, 2014:

	Market Value	% of Net Assets
Calvert VP S&P MidCap 400 Index	$0	0.0%
Calvert VP Russell 2000 Small Cap Index	$18,652	0.0%
Calvert VP EAFE International Index	$232,894	0.1%

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2014:

Calvert VP SRI Large Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$150,812,390	-	-	$150,812,390
Other debt obligations	-	$2,935,460	-	2,935,460
TOTAL	$150,812,390	$2,935,460	-	$153,747,850

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended March 31, 2014.

Calvert VP Natural Resources	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
Exchange traded products	$70,068,200	-	-	$70,068,200
Other debt obligations	-	$677,817	-	677,817
TOTAL	$70,068,200	$677,817	-	$70,746,017

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended March 31, 2014.

Calvert VP Inflation Protected Plus	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$41,702,918	-	$41,702,918
Corporate debt	-	39,005,742	-	39,005,742
Other debt obligations	-	241,089	-	241,089
TOTAL	-	$80,949,749	-	$80,949,749

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended March 31, 2014.

Calvert VP S&P 500 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$331,402,244	-	-	$331,402,244
Exchange traded products	7,668,640	-	-	7,668,640
U.S. government obligations	-	$999,839	-	999,839
Other debt obligations	-	12,060,991	-	12,060,991
TOTAL	$339,070,884	$13,060,830	-	$352,131,714

Other financial instruments**	$26,586	-	-	$26,586

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the quarter ended March 31, 2014.

Calvert VP Nasdaq 100 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$77,888,459	-	-	$77,888,459
Exchange traded products	420,864	-	-	420,864
U.S. government obligations	-	$199,968	-	199,968
Other debt obligations	-	932,665	-	932,665
TOTAL	$78,309,323	$1,132,633	-	$79,441,956

Other financial instruments**	($38,096)	-	-	($38,096)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the quarter ended March 31, 2014.

Calvert VP Investment Grade Bond Index	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$102,753	-	$102,753
Commercial mortgage-backed securities	-	2,560,762	-	2,560,762
Corporate debt	-	46,646,809	-	46,646,809
Other debt obligations	-	1,164,440	-	1,164,440
U.S. government obligations	-	148,385,390	-	148,385,390
TOTAL	-	$198,860,154	-	$198,860,154

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended March 31, 2014.

Calvert VP S&P Midcap 400 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$239,688,913	-	**	$239,688,913
Exchange traded products	6,865,618	-	-	6,865,618
U.S. government obligations	-	$499,919	-	499,919
Other debt obligations	-	7,225,803	-	7,225,803
TOTAL	$246,554,531	$7,725,722	**	$254,280,253

Other financial instruments***	($4,394)	-	-	($4,394)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0% of net assets.

*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the quarter ended March 31, 2014.

Calvert VP Russell 2000 Small Cap Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$145,061,980	$16,109	$2,543	$145,080,632
Exchanged traded products	6,421,968	-	-	6,421,968
Closed-end funds	16,440	-	-	16,440
U.S. government obligations	-	399,936	-	399,936
Other debt obligations	-	3,455,812	-	3,455,812
TOTAL	$151,500,388	$3,871,857	$2,543***	$155,374,788

Other financial instruments**	($34,272)	-	-	($34,272)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.

Securities valued at $2,543 were transferred from Level 2 to Level 3 during the quarter ended March 31, 2014.

Calvert VP EAFE International Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$519,888	$154,824,376**	-	$155,344,264
Exchange traded products	3,247,871	-	-	3,247,871
Other debt obligations	-	190,119	-	190,119
TOTAL	$3,767,759	$155,014,495	-	$158,782,254

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.  On March 31, 2014, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

At March 31, 2014, $154,824,376 transferred out of Level 1 into Level 2.

Calvert VP Volatility Managed Moderate	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Exchange traded products	$10,818,333	-	-	$10,818,333
Other debt obligations	-	$446,340	-	446,340
TOTAL	$10,818,333	$446,340	-	$11,264,673

Other financial instruments**	$15,791	-	-	$15,791

* For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the quarter ended March 31, 2014.

Calvert VP Volatility Managed Moderate Growth	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Exchange traded products	$16,668,721	-	-	$16,668,721
Other debt obligations	-	$712,661	-	712,661
TOTAL	$16,668,721	$712,661	-	$17,381,382

Other financial instruments**	$23,716	-	-	$23,716

* For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the quarter ended March 31, 2014.

Calvert VP Volatility Managed Growth	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Exchange traded products	$34,874,124	-	-	$34,874,124
Other debt obligations	-	$1,861,130	-	1,861,130
TOTAL	$34,874,124	$1,861,130	-	$36,735,254

Other financial instruments**	$35,261	-	-	$35,261

* For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the quarter ended March 31, 2014.

Futures Contracts: The Portfolios may purchase and sell futures contracts to provide equity market exposure to the Portfolios’ uncommitted cash balances or to manage overall portfolio volatility.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies.  The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolios’ ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.  Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Portfolios.  During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position and, in the case of the VP Volatility Managed Portfolios, to adjust the Portfolio’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.  The Portfolios’ futures contracts at period end are presented in the Schedules of Investments.

During the period ended March 31, 2014, Calvert VP S&P 500 Index Portfolio invested in E-Mini S&P 500 Index and S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 69 contracts and $6,118,831 weighted average notional value.

During the period ended March 31, 2014, Calvert VP S&P Mid Cap 400 Index Portfolio invested in E-Mini S&P 400 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 16 contracts and $4,019,074 weighted average notional value.

During the period ended March 31, 2014, Calvert VP Russell 2000 Small Cap Index Portfolio invested in E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 16 contracts and $374,180 weighted average notional value.

During the period ended March 31, 2014, Calvert VP Nasdaq 100 Index Portfolio invested in E-Mini NASDAQ 100 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 8 contracts and $54,606 weighted average notional value.

During the period ended March 31, 2014, Calvert VP Volatility Managed Moderate Portfolio invested in E-Mini S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 2 contracts and $12,571 weighted average notional value.

During the period ended March 31, 2014, Calvert VP Volatility Managed Moderate Growth Portfolio invested in E-Mini S&P 500 and MSCI EAFE Mini Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 4 contracts and $50,187 weighted average notional value.

During the period ended March 31, 2014, Calvert VP Volatility Managed Growth Portfolio invested in E-Mini S&P 500, E-Mini S&P 400, E-Mini Russell 2000, and MSCI EAFE Mini Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 7 contracts and $2,540,507 weighted average notional value.

Treasury Inflation-Protected Securities: The Calvert VP Inflation Protected Plus Portfolio invests in Treasury Inflation-Protected Securities (“TIPS”), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to inflation principal income. Such adjustments may have a significant impact on the Portfolio’s distributions.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class.  Expenses arising in connection with a specific class are charged directly to that class.  Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolios on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2014, and net realized capital loss carryforwards as of December 31, 2013 with expiration dates, where applicable:

	CALVERT VP SRI LARGE CAP VALUE	CALVERT VP S&P 500 INDEX	CALVERT VP S&P MIDCAP 400 INDEX
Federal income tax cost	$125,887,500	$230,765,206	$174,399,572
Unrealized appreciation	$27,863,379	$128,674,284	$84,470,114
Unrealized (depreciation)	(3,029)	(7,307,776)	(4,589,433)
Net appreciation (depreciation)	$27,860,350	$121,366,508	$79,880,681

	CALVERT VP NASDAQ 100 INDEX	CALVERT VP INVESTMENT GRADE BOND INDEX	CALVERT VP INFLATION PROTECTED PLUS
Federal income tax cost	$ 45,356,664	$196,833,507	$80,126,942
Unrealized appreciation	$34,534,922	$4,476,526	$2,128,075
Unrealized (depreciation)	(449,630)	(2,449,879)	(1,305,268)
Net appreciation (depreciation)	$34,085,292	$2,026,647	$822,807

	CALVERT VP NATURAL RESOURCES	CALVERT VP EAFE INTERNATIONAL INDEX	CALVERT VP RUSSELL 2000 SMALL CAP INDEX
Federal income tax cost	$65,726,030	$125,169,244	$109,589,889
Unrealized appreciation	$5,669,644	$40,721,899	$54,662,330
Unrealized (depreciation)	(649,657)	(7,108,889)	(8,877,431)
Net appreciation (depreciation)	$5,019,987	$33,613,010	$45,784,899

	CALVERT VP VOLATILITY MANAGED MODERATE	CALVERT VP VOLATILITY MANAGED MODERATE GROWTH	CALVERT VP VOLATILITY MANAGED GROWTH
Federal income tax cost	$11,045,895	$16,756,264	$35,106,015
Unrealized appreciation	$247,820	$638,620	$1,633,642
Unrealized (depreciation)	(29,042)	(13,502)	(4,403)
Net appreciation (depreciation)	$218,778	$625,118	$1,629,239

CAPITAL LOSS CARRYFORWARDS

	CALVERT VP SRI LARGE CAP VALUE*	CALVERT VP S&P 500 INDEX*	CALVERT VP S&P MIDCAP 400 INDEX*
EXPIRATION DATE:
31-Dec-15	($953,081)	($5,635,448)	($4,406,553)
31-Dec-16	-	(5,235,979)	(3,305,111)
31-Dec-17	(15,318,788)	(2,509,534)	-
31-Dec-18	(7,422,814)	(2,611,900)	-

NO EXPIRATION DATE:
Short-term	-	($750,777)	-
Long-term	($240,140)	(1,973,807)	-

	CALVERT VP INVESTMENT GRADE BOND INDEX	CALVERT VP NATURAL RESOURCES	CALVERT VP EAFE INTERNATIONAL INDEX*
EXPIRATION DATE:
31-Dec-15	-	-	($186,055)
31-Dec-16	-	-	(15,302,273)
31-Dec-17	-	-	(15,978)

NO EXPIRATION DATE:
Short-term	($343,440)	($553,191)	-
Long-term	-	(1,149,313)	($1,707,664)

CALVERT VP VOLATILITY MANAGED GROWTH
NO EXPIRATION DATE:
Short-term	($34,190)
Long-term	(57,120)

* The Portfolio’s use of net capital losses acquired from reorganizations may be limited under certain tax provisions.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Capital losses incurred in pre-enactment taxable years can be utilized until expiration.

NOTE C — SUBSEQUENT EVENTS

On December 11, 2013, the Board of Directors of Calvert Variable Series, Inc. approved the reorganizations of the Calvert VP Small Cap Growth, Calvert VP SRI Equity, and Calvert VP Income Portfolios into the Calvert VP Russell 2000 Small Cap Index, Calvert VP S&P 500 Index, and Calvert VP Investment Grade Bond Index Portfolios, respectively. Shareholders approved these reorganizations at a meeting on April 11, 2014 and the reorganizations took place on April 30, 2014.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

            A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.

By:       /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chair -- Principal Executive Officer

Date:    May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            Chair -- Principal Executive Officer

Date:    May 29, 2014

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    May 29, 2014